BRANDES INVESTMENT TRUST

On behalf of its series

Brandes International Equity Fund

Brandes Global Equity Fund

Brandes Emerging Markets Value Fund

Brandes International Small Cap Equity Fund

Brandes Small Cap Value Fund

Brandes Core Plus Fixed Income Fund

Brandes Separately Managed Account Reserve Trust

NOTICE OF A JOINT SPECIAL MEETING OF SHAREHOLDERS

SCHEDULED FOR June 13, 2024

To the Shareholders of the above listed Funds:

NOTICE IS HEREBY GIVEN that the joint special meeting of shareholders of Brandes International Equity Fund, Brandes Global Equity Fund, Brandes Emerging Markets Value Fund, Brandes International Small Cap Equity Fund, Brandes Small Cap Value Fund, Brandes Core Plus Fixed Income Fund and Brandes Separately Managed Account Reserve Trust (each an “Acquired Fund” and collectively, the “Acquired Funds”), each a series of Brandes Investment Trust, a Delaware statutory trust, is scheduled to be held at 10:00 a.m. Pacific Time on June 13, 2024, at the offices of Brandes Investment Partners, L.P., 4275 Executive Square, 5th Floor, La Jolla, California 92037 (the “Meeting”) for the following purposes:

1.

To approve an Agreement and Plan of Reorganization (the “Agreement”) by and among the Brandes Investment Trust, on behalf of each Acquired Fund, Datum One Series Trust, on behalf of each corresponding series thereof of the same name (each an “Acquiring Fund”), and Brandes Investment Partners, L.P., to reorganize each Acquired Fund into a corresponding shell series of Datum One Series Trust; and

2.	To transact such other business as may properly come before the Meeting and any adjournments or postponements thereof

The Board of Trustees of Brandes Investment Trust has fixed the close of business on April 12, 2024 as the record date for determination of shareholders entitled to notice of and to vote at the Meeting.

You are cordially invited to attend the Meeting. Shareholders who do not expect to attend the Meeting are requested to vote by telephone, by Internet or by completing, dating and signing the enclosed Proxy Card and returning it promptly in the envelope provided for that purpose. You may nevertheless vote in person at the Meeting if you choose to attend. The enclosed proxy is being solicited by the Board of Trustees of the Acquired Funds.

Record Owners. If you are a shareholder of record of an Acquired Fund and wish to attend and vote at the Meeting, you will be asked to provide the control number found on the Proxy Card you received prior to voting.

Beneficial Owners. If you hold your shares through a financial intermediary, such as a bank or broker, and you wish to vote at the Meeting, you must first obtain a legal proxy from your financial intermediary. You will be asked to provide that legal proxy at the Meeting. If you wish to submit the legal proxy prior to the shareholder Meeting, please email it, along with a completed ballot, to Brandes@OkapiPartners.com

EVEN IF YOU PLAN TO ATTEND THE MEETING, YOU ARE URGED TO DATE, SIGN AND RETURN THE PROXY BALLOT IN THE ENVELOPE PROVIDED TO YOU, OR TO VOTE BY INTERNET OR TELEPHONE AS DESCRIBED ON THE ENCLOSED PROXY BALLOT. YOUR PROMPT VOTING BY PROXY WILL HELP ENSURE A QUORUM AT THE SPECIAL MEETING. VOTING BY PROXY WILL NOT PREVENT YOU FROM VOTING YOUR SHARES IN PERSON AT THE SPECIAL MEETING.

The attached Proxy Statement/Prospectus contains further information regarding the Reorganizations and Datum One Series Trust. Please read it carefully before voting.

IMPORTANT NOTICE REGARDING THE AVAILABILITY OF PROXY MATERIALS FOR THE MEETING ON JUNE 13, 2024: This Notice, the Proxy Statement and the Proxy Card are available on the Internet free of charge at www.OkapiVote.com/Brandes.

By order of the Board of Trustees of Brandes Investment Trust,

Jeff Busby
President and Trustee, Brandes Investment Trust

Acquisition of Assets of

Brandes International Equity Fund

Brandes Global Equity Fund

Brandes Emerging Markets Value Fund

Brandes International Small Cap Equity Fund

Brandes Small Cap Value Fund

Brandes Core Plus Fixed Income Fund

Brandes Separately Managed Account Reserve Trust

(Each an “Acquired Fund” and collectively the “Acquired Funds”)

Series of

BRANDES INVESTMENT TRUST

4275 Executive Square, 5th Floor

La Jolla, California 92037

(858) 755 0239

By and In Exchange For Shares of

Brandes International Equity Fund

Brandes Global Equity Fund

Brandes Emerging Markets Value Fund

Brandes International Small Cap Equity Fund

Brandes Small Cap Value Fund

Brandes Core Plus Fixed Income Fund

Brandes Separately Managed Account Reserve Trust

(Each an “Acquiring Fund” and collectively the “Acquiring Funds”)

Series of

DATUM ONE SERIES TRUST

c/o The Northern Trust Company

333 S. Wabash Avenue

Attention: Funds Center, Floor 38

Chicago, IL 60604

JOINT PROXY STATEMENT/PROSPECTUS

DATED May  1, 2024

INTRODUCTION

This Proxy Statement/Prospectus contains information that shareholders of each of the Acquired Funds, each a series of Brandes Investment Trust (the “Brandes Trust”), should know before voting on the proposed reorganizations that are described herein, and should be retained for future reference.

This document is both the proxy statement of the Acquired Funds and also a prospectus for seven newly created shell series (each an “Acquiring Fund” and together the “Acquiring Funds” and the Acquired Fund and Acquiring Funds together, the “Funds”) of Datum One Series Trust (“Datum One”) with identical names to their corresponding Acquired Funds.

Questions and Answers

While we recommend that you read this joint Proxy Statement/Prospectus, the following questions and answers provide a brief overview of the proposed reorganizations that will be the subject of a shareholder vote.

What is happening?

In February 2024, the Brandes Trust announced that the Board of Trustees of the Brandes Trust (the “Brandes Board”) had approved an Agreement and Plan of Reorganization, with respect to each of the Acquired Funds (the “Reorganization Agreement”), with Datum One to reorganize each of the Acquired Funds with and into a corresponding Acquired Fund (each reorganization a “Reorganization” and together, the “Reorganizations”). Each of the Acquiring Funds is a new series of Datum One created specifically for the purpose of acquiring the assets and liabilities of the corresponding Acquired Fund. The Reorganization Agreement requires approval by shareholders of each Acquired Fund, and if approved, each Reorganization is expected to close in July 2024, or such other date as the parties may agree (the “Closing Date”). The Acquiring Funds will not commence operations until the Closing Date.

Why did you send me this booklet?

This booklet includes a combined proxy statement and prospectus (the “Proxy Statement/Prospectus”) and a Proxy Ballot for each of the Acquired Funds. It provides you with information you should review before providing voting instructions on the matters listed in the Notice of a Joint Special Meeting of Shareholders.

Because you, as a shareholder of one or more of the Acquired Funds, are being asked to approve a Reorganization Agreement that will result in a transaction in which you will ultimately hold shares of an Acquiring Fund, this Proxy Statement/Prospectus also serves as a prospectus for the Acquiring Funds.

How will the Reorganizations work?

The Reorganization Agreement provides for: (i) the transfer of all of the assets of each Acquired Fund to its corresponding Acquiring Fund in exchange solely for shares of beneficial interest of the corresponding Acquiring Fund of equal net asset value (“NAV”) (the “Acquiring Fund Shares”) and the assumption by the corresponding Acquiring Fund of all the Acquired Fund’s liabilities; (ii) the distribution by each Acquired Fund of Acquiring Fund Shares of the corresponding classes pro rata to the shareholders of the Acquired Fund holding the applicable classes; and (iii) the termination, dissolution and complete liquidation of each Acquired Fund as soon as possible following its Reorganization.

If shareholders of an Acquired Fund approve the Reorganization of that Acquired Fund, each shareholder of such Acquired Fund would become a shareholder of the corresponding Acquiring Fund. Each Reorganization is expected to be consummated on the Closing Date. Each shareholder of an Acquired Fund will hold, immediately after the close of the applicable Reorganization (the “Closing”), Acquiring Fund Shares of the corresponding Acquiring Fund having an aggregate NAV equal to the aggregate NAV of the shares of the Acquired Fund held by that shareholder as of the close of business on the Closing Date.

Although the Brandes Board recommends that shareholders approve each Reorganization, the Reorganization of each Acquired Fund is not contingent upon the Reorganization of any other Acquired Fund. Accordingly, if shareholders of one Acquired Fund approve its Reorganization, but shareholders of a second Acquired Fund do not approve the second Acquired Fund’s Reorganization, it is expected that the Reorganization of the first Acquired Fund will take place as described in this combined Proxy Statement/Prospectus. If shareholders of any Acquired Fund fail to approve its Reorganization, such Acquired Fund will continue to be managed by the Adviser as described in the prospectus, and the Board will consider what other actions if any, may be appropriate which could include, for example, further solicitation, consideration of a different reorganization or no changes to the operation of the Acquired Fund.

Why are the Reorganizations being proposed?

Brandes Investment Partners, L.P. (the “Adviser” or “Brandes”) serves as the Acquired Funds’ investment adviser. Brandes is expected to serve as the Acquiring Funds’ investment adviser following the Reorganizations.

Brandes believes that the Acquired Funds and their shareholders will benefit from moving to a series trust model with Datum One. The potential benefits include (a) the opportunity for operational efficiencies, permitting Brandes to focus on core competencies, including portfolio management and increased sales and distribution efforts to grow the Acquiring Funds; (b) the potential for economies of scale and lower expenses over time due to the potentially larger asset base of the series trust (represented by additional non-Brandes managed series of Datum One), the potential for asset growth and the ability for fixed costs to be allocated across a larger asset base; (c) the opportunity to share various costs including legal, trustee compensation and other administrative costs as well as access to potentially better pricing arrangements with service providers; and (d) potentially greater access to professionals and other resources of Datum One, including resources to navigate increasing industry complexity and regulatory changes.

How do I vote?

You can vote in one of four ways:

•	By telephone (call the toll-free number listed on your proxy card);

•	By Internet (log on to the Internet site listed on your proxy card);

•	By mail (using the enclosed postage prepaid envelope); and

•

Shareholders of record as of April 12, 2024 will be able to attend and participate in the shareholder meeting. Please see instructions below. Even if you plan to attend the shareholder meeting, we recommend that you also vote by proxy as described herein so that your vote will be counted if you decide not to attend the shareholder meeting.

If you decide to vote in person at the shareholder meeting at the time and place described herein, you will need proof of ownership of an Acquired Fund, such as your Proxy Card (or a copy thereof) if your shares are held directly. If your shares are held through a financial intermediary, such as a broker, or nominee, you will need to request a legal proxy from your intermediary and present it at the shareholder meeting. If you wish to submit the legal proxy prior to the shareholder meeting, please email it, along with a completed ballot, to Brandes@OkapiPartners.com.

We encourage you to vote as soon as possible so we can reach the needed quorum for the vote and avoid the cost of additional solicitation efforts. Please refer to the enclosed proxy card for instructions for voting by telephone, Internet or mail.

EVEN IF YOU PLAN TO ATTEND THE MEETING, YOU ARE URGED TO DATE, SIGN AND RETURN THE PROXY BALLOT IN THE ENVELOPE PROVIDED TO YOU, OR TO VOTE BY INTERNET OR TELEPHONE AS DESCRIBED ON THE ENCLOSED PROXY BALLOT. YOUR PROMPT VOTING BY PROXY WILL HELP ENSURE A QUORUM AT THE SPECIAL MEETING. VOTING BY PROXY WILL NOT PREVENT YOU FROM VOTING YOUR SHARES IN PERSON AT THE SPECIAL MEETING.

Whom should I call if I have questions?

If you have questions about the proposal described in the combined Proxy Statement/Prospectus or questions about voting procedures, please call Okapi Partners LLC, our proxy solicitation firm, toll free at (888) 785-6709. Representatives will be available Monday to Friday, 9 a.m.-9 p.m. ET and Saturday 10 a.m.-4 p.m. ET.

Additional information.

Additional information about the Acquiring Fund and Acquired Funds is available in the following documents, each of which is incorporated by reference into this Proxy Statement/Prospectus:

•	The prospectuses and statement of additional information (“SAI”) of the Brandes Trust on behalf of the Acquired Funds, dated January 28, 2024 (File No. 811-08614; previously filed on the EDGAR

Database and available on the SEC’s website at http://www.sec.gov, Accession No. 0001193125-24-015527 ) (the “Acquired Funds’ Prospectus”);

•

The audited financial statements, including the financial highlights, with respect to the Acquired Funds, appearing in the Acquired Funds’ annual report to shareholders for the fiscal year ended September 30, 2023 (File No. 811-08614; previously filed on the EDGAR Database and available on the SEC’s website at http://www.sec.gov, Accession No. 0001193125-23-287017 ); and

•	An SAI dated May 1, 2024, relating to the Proxy Statement/Prospectus (the “Reorganization SAI”).

You may request a free copy of the SAI relating to this Proxy Statement/Prospectus without charge by calling (866) 494-4270 or by writing to Datum One Series Trust, c/o The Northern Trust Company, P.O. Box 4766, Chicago, IL 60680-4766.

You may obtain copies of the Acquired Funds’ Prospectus, related SAI, or annual or semiannual reports without charge by contacting the Brandes Trust at (800) 395-3807, by visiting www.brandesfunds.com or on the EDGAR database by visiting the SEC’s website at http://www.sec.gov.

The Acquired Funds’ Prospectus, which is incorporated by reference above and which accompanies this Proxy Statement/Prospectus, is intended to provide you with additional information about the Acquired Funds. As discussed above, the Acquiring Funds are newly organized and will have no assets or liabilities at the time of the Reorganization. The Acquiring Funds have not produced any annual or semiannual reports to date. You may obtain an additional copy of the documents listed above without charge by calling (866) 494-4270 or by writing to Datum One Series Trust, c/o The Northern Trust Company, P.O. Box 4766 Chicago, IL 60680-4766.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS INFORMATION/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SUMMARY OF THE PROPOSED REORGANIZATIONS

You should read this entire Proxy Statement/Prospectus, and the Reorganization Agreement, which is included in Appendix A. For more information about the Acquired Funds, please consult the Acquired Funds’ prospectus incorporated by reference herein. For more information about the Acquiring Funds, please consult Appendix B.

What is being proposed?

In February 2024, the Brandes Trust announced that the Brandes Board had approved a Reorganization Agreement, with respect to each of the Acquired Funds, with Datum One to reorganize each of the Acquired Funds with and into a corresponding Acquiring Fund. Each of the Acquiring Funds is a new series of Datum One created specifically for the purpose of acquiring the assets and liabilities of the corresponding Acquired Fund. The Reorganization Agreement requires approval by shareholders of each Acquired Fund, and the Brandes Board is proposing that you approve the Reorganization Agreement for the Acquire Fund(s) for which you hold shares.

Who will manage Acquiring Funds following the Reorganizations?

There will be no change to the investment adviser as part of the Reorganizations. Brandes serves as the Acquired Funds’ investment adviser and Brandes is expected to serve as the Acquiring Funds’ investment adviser following the Reorganizations. The Acquiring Funds are expected to be managed in a substantially similar manner to the Acquired Funds. In particular, the same portfolio managers that currently manage each Acquired Fund will manage the corresponding Acquiring Fund following the Reorganizations.

Additionally, there will be no change to administrator or custodian. The Northern Trust Company (“Northern”) serves as the Acquired Funds’ administrator and custodian and is expected to serve as the Acquiring Funds’ administrator and custodian following the Reorganizations. For more information on the service providers to the Acquiring Funds, please see Appendix C.

Will there be any changes to my fees and expenses as a result of the Reorganizations?

The management fee of each Acquiring Fund will be the same as the current management fee of the corresponding Acquired Fund. It is expected that the net total annual operating expenses of each Acquiring Fund will be the same as or lower than the current total annual operating expenses of the corresponding Acquired Fund. Brandes is expected to enter into similar expense limitation agreements and management fee waiver agreements, as applicable, with the Acquiring Funds as are currently in place with the Acquired Funds. However, while the current expense limitation agreements with respect to the Acquired Funds are in place for a single year, Brandes has agreed to enter into the expense limitation agreements with respect to the Acquiring Funds for an initial two- year period following the Reorganizations. Brandes will be permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior three years with respect to any Class of an Acquiring Fund or the corresponding Acquired Fund prior to the Reorganization. Brandes may request reimbursement if the aggregate amount paid by the applicable Acquired Fund toward operating expenses for the Class for such period (taking into account any reimbursement) does not exceed the lesser of the Expense Cap in effect at the time of waiver or at the time of reimbursement. Pro forma information regarding the fees and expenses for each Fund is included below under How do the fees and expenses compare?

Will there be any costs associated with portfolio repositioning?

There are not expected to be any direct costs associated with portfolio repositioning, as the portfolios of the corresponding Acquired and Acquiring Funds are expected to be materially the same. As discussed below in How do the investment objectives and principal investment strategies compare?, the Acquiring Funds’ investment strategies are substantially similar to the investment strategies of the Acquired Funds. However, there may be costs associated with selling portfolio securities held in the Acquired Fund and repurchasing them in the Acquiring Fund (including transaction costs and transfer taxes), which may be necessary to effect the transfer of specific portfolio securities to the Acquired Funds in certain non-U.S. markets. Any such expenses will be borne by the applicable Acquired Fund, other than any expenses associated with transfer taxes or stamp duties, which will be borne by Brandes.

Will I have to pay any sales charges or exchange fees in connection with the Reorganizations?

No. You will not have to pay any front-end sales charges, contingent deferred sales charges (“CDSCs”) or exchange fees in connection with the Reorganizations.

Will I have to pay a redemption fee in connection with the Reorganizations?

No. You will not have to pay a redemption fee in connection with the Reorganizations.

What are the tax consequences of the Reorganizations?

Each Reorganization is expected to qualify as a “reorganization” for U.S. federal income tax purposes. Accordingly, it is expected that Acquired Fund shareholders will not recognize any gain or loss as a direct result of the Reorganizations for U.S. federal income tax purposes. The Acquired Funds will receive a legal opinion from Ropes & Gray, LLP, counsel to the Acquiring Funds, as to this and other expected U.S. federal income tax consequences of the Reorganizations, at Closing. It is possible that the Internal Revenue Service (“IRS”) or a court could disagree with this legal opinion. If an Acquired Fund holds securities in certain foreign jurisdictions, the Reorganization may cause such Acquired Fund or the corresponding Acquiring Fund to incur stamp tax or other transfer costs or expenses but, as discussed above, Brandes will bear expenses associated with transfer taxes and stamp duties. In certain jurisdictions, an Acquired Fund may be required to dispose of securities in the market in order to transfer them to the corresponding Acquiring Fund. Such a disposition may result in the recognition of income or gain, which would generally need to be distributed to the Acquired Fund’s shareholders.

PROPOSAL — APPROVAL OF THE REORGANIZATIONS

How do the fees and expenses compare?

These tables describe the fees and expense that you may pay if you buy, hold, and sell shares of the Funds. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. Fees and expenses of each Acquired Fund are as of January 28, 2024. Pro Forma fees and expenses, which are the estimated fees and expenses of the Acquired Funds after giving effect to the Reorganizations, assume the Reorganizations occurred on January 28, 2024. Shareholders of the Acquired Funds will not pay any sales charges or redemption fees in connection with the Reorganizations.

Brandes International Equity Fund

Shareholder Fees (Fees paid directly from your investment)

	Acquired Fund Class A		Acquiring Fund (Pro Forma) Class A		Acquired Fund Class C		Acquiring Fund (Pro Forma) Class C		Acquired Fund Class I	Acquiring Fund (Pro Forma) Class I	Acquired Fund Class R6	Acquiring Fund (Pro Forma) Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		5.75%		None		None		None	None	None	None
Maximum Deferred Sales Charge (Load)	None	*	None	*	1.00	%**	1.00	%**	None	None	None	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

	Acquired Fund Class A	Acquiring Fund (Pro Forma) Class A	Acquired Fund Class C	Acquiring Fund (Pro Forma) Class C	Acquired Fund Class I	Acquiring Fund (Pro Forma) Class I	Acquired Fund Class R6	Acquiring Fund (Pro Forma) Class R6
Management Fees	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution (12b-1) Fees	0.25%	0.25%	0.75%	0.75%	None	None	None	None
Other Expenses
Shareholder Servicing Fees	None	None	0.25%	0.25%	None	None	None	None
Other Expenses(1)	0.13%	0.13%	0.14%	0.13%	0.18%	0.17%	0.13%	0.13%

Total Other Expenses	0.13%	0.13%	0.39%	0.38%	0.18%	0.17%	0.13%	0.13%

Total Annual Fund Operating Expenses	1.13%	1.13%	1.89%	1.88%	0.93%	0.92%	0.88%	0.88%

Less: Fee Waiver and/or Expense Reimbursement	0.00%	0.00%	0.00%	0.00%	(0.08%)	(0.07%)	(0.13%)	(0.13%)

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	1.13%(3)	1.13%	1.89%(3)	1.88%	0.85%	0.85%	0.75%	0.75%

*

A contingent deferred sales charge (“CDSC”) of 1.00% on amounts of less than $4 million, 0.50% on amounts of at least $4 million but less than $10 million and 0.25% on amounts of at least $10 million, may apply to certain investments in Class A shares of $1 million or more that are redeemed within 12 months of the date of purchase.

**	A charge of 1.00% will be imposed on Class C shares redeemed within one year of purchase by any investor.
(1)	“Other Expenses” for Class I shares includes 0.05% of class-specific sub-transfer agency fees.
(2)

The Advisor has contractually agreed to limit the Fund’s Class A, Class C, Class I and Class R6 annual operating expenses (excluding acquired fund fees and expenses, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation), including repayment of previous waivers, to 1.20% for Class A, 1.95% for Class C, 0.85% for Class I and 0.75% for Class R6, as percentages of the respective Fund classes’ average daily net assets through January 28, 2025, with respect to the Acquired Fund, and for a period of two years from the Closing of the Reorganization, with respect to the Acquiring Fund (the “Expense Caps”). The Expense Caps may be terminated at any time by the Board of Trustees upon 60 days’ written notice to the Advisor. The Advisor is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior three years with respect to any Class of the Acquiring Fund or the Acquired Fund prior to the Reorganization. The Advisor may request reimbursement if the aggregate amount paid by the Fund toward operating expenses for the Class for such period (taking into account any reimbursement) does not exceed the lesser of the Expense Cap in effect at the time of waiver or at the time of reimbursement.

(3)

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not correlate to the ratios of net expenses to average net assets provided in the financial highlights, which reflect the effect of voluntary service provider fee reductions.

Examples of Fund Expenses

The Example assumes that you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund’s operating expenses remain the same. The example reflects the Expense Caps described above through the expiration date of the Expense Caps and total annual fund operating expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Acquired Fund – Class A	$684	$913	$1,161	$1,871
Acquiring Fund (Pro Forma) – Class A	$684	$913	$1,161	$1,871
Acquired Fund – Class C	$292	$594	$1,021	$2,013	(1)
Acquiring Fund (Pro Forma) – Class C	$291	$591	$1,016	$2,005
Acquired Fund – Class I	$87	$288	$507	$1,136
Acquiring Fund (Pro Forma) – Class I	$87	$286	$502	$1,125
Acquired Fund – Class R6	$77	$268	$475	$1,072
Acquiring Fund (Pro Forma) – Class R6	$77	$268	$475	$1,072

You would pay the following expenses if you did not redeem your Class C shares.

	1 Year	3 Years	5 Years	10 Years
Acquired Fund – Class C	$192	$594	$1,021	$2,013	(1)
Acquiring Fund (Pro Forma) – Class C	$191	$591	$1,016	$2,005

(1)

Class C shares automatically convert to Class A shares if held for 8 years. The Class C shares’ 10-year cost examples assume that the Class C shares automatically convert to Class A shares on the first day of the ninth year.

Brandes Global Equity Fund

Shareholder Fees (Fees paid directly from your investment)

	Acquired Fund Class A		Acquiring Fund (Pro Forma) Class A		Acquired Fund Class C		Acquiring Fund (Pro Forma) Class C		Acquired Fund Class I	Acquiring Fund (Pro Forma) Class I	Acquired Fund Class R6	Acquiring Fund (Pro Forma) Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		5.75%		None		None		None	None	None	None
Maximum Deferred Sales Charge (Load)	None	*	None	*	1.00	%**	1.00	%**	None	None	None	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

	Acquired Fund Class A	Acquiring Fund (Pro Forma) Class A	Acquired Fund Class C	Acquiring Fund (Pro Forma) Class C	Acquired Fund Class I	Acquiring Fund (Pro Forma) Class I	Acquired Fund Class R6	Acquiring Fund (Pro Forma) Class R6
Management Fees	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Distribution (12b-1) Fees	0.25%	0.25%	0.75%	0.75%	None	None	None	None
Other Expenses
Shareholder Servicing Fees	None	None	0.25%	0.25%	None	None	None	None
Other Expenses(1)	0.38%	0.40%	0.38%	0.41%	0.41%	0.44%	0.38%	0.40%

Total Other Expenses(2)	0.38%	0.40%	0.63%	0.66%	0.41%	0.44%	0.38%	0.40%

Total Annual Fund Operating Expenses	1.43%	1.45%	2.18%	2.21%	1.21%	1.24%	1.18%	1.20%

Less: Fee Waiver and/or Expense Reimbursement	(0.18%)	(0.20%)	(0.18%)	(0.21%)	(0.21%)	(0.24%)	(0.36%)	(0.38%)

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(3)	1.25%	1.25%	2.00%	2.00%	1.00%	1.00%	0.82%	0.82%

*

A contingent deferred sales charge (“CDSC”) of 1.00% on amounts of less than $4 million, 0.50% on amounts of at least $4 million but less than $10 million and 0.25% on amounts of at least $10 million, may apply to certain investments in Class A shares of $1 million or more that are redeemed within 12 months of the date of purchase.

**	A charge of 1.00% will be imposed on Class C shares redeemed within one year of purchase by any investor.
(1)	“Other Expenses” for Class I shares includes 0.05% of class-specific sub-transfer agency fees.
(2)	Other expenses for the Class R6 shares are estimated based on current expenses of the Class A shares.
(3)

The Advisor has contractually agreed to limit the Fund’s Class A, Class C, Class I and Class R6 annual operating expenses (excluding acquired fund fees and expenses, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation), including repayment of previous waivers, to 1.25% for Class A, 2.00% for Class C, 1.00% for Class I and 0.82% for Class R6 as percentages of the respective Fund classes’ average daily net assets through January 28, 2025, with respect to the Acquired Fund, and for a period of two years from the Closing of the Reorganization, with respect to the Acquiring Fund (the “Expense Caps”). The Expense Caps may be terminated at any time by the Board of Trustees upon 60 days’ notice to the Advisor. The Advisor is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior three years with respect to any Class of the Acquiring Fund or the Acquired Fund prior to the Reorganization. The Advisor may request reimbursement if the aggregate amount paid by the Fund toward operating expenses for the Class for such period (taking into account any reimbursement) does not exceed the lesser of the Expense Cap in effect at the time of waiver or at the time of reimbursement.

Examples of Fund Expenses

The Example assumes that you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund’s operating expenses remain the same. The example reflects the Expense Caps described above through the expiration date of the Expense Caps and total annual fund operating expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Acquired Fund – Class A	$695	$985	$1,296	$2,175
Acquiring Fund (Pro Forma) – Class A	$695	$989	$1,304	$2,194
Acquired Fund – Class C	$303	$665	$1,153	$2,309	(1)
Acquiring Fund (Pro Forma) – Class C	$303	$671	$1,166	$2,335
Acquired Fund – Class I	$102	$363	$645	$1,447
Acquiring Fund (Pro Forma) – Class I	$102	$370	$658	$1,479
Acquired Fund – Class R6	$84	$339	$614	$1,400
Acquiring Fund (Pro Forma) – Class R6	$84	$343	$623	$1,421

You would pay the following expenses if you did not redeem your Class C shares.

	1 Year	3 Years	5 Years	10 Years
Acquired Fund – Class C	$203	$665	$1,153	$2,309	(1)
Acquiring Fund (Pro Forma) – Class C	$203	$671	$1,166	$2,335

(1)

Class C shares automatically convert to Class A shares if held for 8 years. The Class C shares’ 10-year cost examples assume that the Class C shares automatically convert to Class A shares on the first day of the ninth year.

Brandes Emerging Markets Value Fund

Shareholder Fees (Fees paid directly from your investment)

	Acquired Fund Class A	Acquiring Fund (Pro Forma) Class A	Acquired Fund Class C	Acquiring Fund (Pro Forma) Class C	Acquired Fund Class I	Acquiring Fund (Pro Forma) Class I	Acquired Fund Class R6	Acquiring Fund (Pro Forma) Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	5.75%	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load)	None*	None*	1.00%**	1.00%**	None	None	None	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

	Acquired Fund Class A	Acquiring Fund (Pro Forma) Class A	Acquired Fund Class C	Acquiring Fund (Pro Forma) Class C	Acquired Fund Class I	Acquiring Fund (Pro Forma) Class I	Acquired Fund Class R6	Acquiring Fund (Pro Forma) Class R6
Management Fees	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%
Distribution (12b-1) Fees	0.25%	0.25%	0.75%	0.75%	None	None	None	None
Other Expenses
Shareholder Servicing Fees	None	None	0.25%	0.25%	None	None	None	None
Other Expenses(1)	0.15%	0.13%	0.15%	0.14%	0.19%	0.18%	0.15%	0.14%

Total Other Expenses	0.15%	0.13%	0.40%	0.39%	0.19%	0.18%	0.15%	0.14%

Total Annual Fund Operating Expenses	1.35%	1.33%	2.10%	2.09%	1.14%	1.13%	1.10%	1.09%

Less: Fee Waiver and/or Expense Reimbursement	0.00%	0.00%	0.00%	0.00%	(0.02%)	(0.01%)	(0.13%)	(0.12%)

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	1.35%	1.33%	2.10%	2.09%	1.12%	1.12%	0.97%	0.97%

*

A contingent deferred sales charge (“CDSC”) of 1.00% on amounts of less than $4 million, 0.50% on amounts of at least $4 million but less than $10 million and 0.25% on amounts of at least $10 million, may apply to certain investments in Class A shares of $1 million or more that are redeemed within 12 months of the date of purchase.

**	A charge of 1.00% will be imposed on Class C shares redeemed within one year of purchase by any investor.
(1)	“Other Expenses” for Class I shares includes 0.05% of class-specific sub-transfer agency fees.
(2)

The Advisor has contractually agreed to limit the Fund’s Class A, Class C, Class I and Class R6 annual operating expenses (excluding acquired fund fees and expenses, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation), including repayment of previous waivers, to 1.37% for Class A, 2.12% for Class C, 1.12% for Class I and 0.97% for Class R6 as percentages of the respective Fund classes’ average daily net assets through January 28, 2025, with respect to the Acquired Fund, and for a period of two years from the Closing of the Reorganization, with respect to the Acquiring Fund (the “Expense Caps”). The Expense Caps may be terminated at any time by the Board of Trustees upon 60 days’ notice to the Advisor. The Advisor is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior three years with respect to any Class of the Acquiring Fund or the Acquired Fund prior to the Reorganization. The Advisor may request reimbursement if the aggregate amount paid by the Fund toward operating expenses for the Class for such period (taking into account any reimbursement) does not exceed the lesser of the Expense Cap in effect at the time of waiver or at time of reimbursement.

Examples of Fund Expenses

The Example assumes that you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund’s operating expenses remain the same. The example reflects the Expense Caps described above through the expiration date of the Expense Caps and total annual fund operating expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Acquired Fund – Class A	$705	$978	$1,272	$2,105
Acquiring Fund (Pro Forma) – Class A	$703	$972	$1,262	$2,084
Acquired Fund – Class C	$313	$658	$1,129	$2,240	(1)
Acquiring Fund (Pro Forma) – Class C	$312	$655	$1,124	$2,227
Acquired Fund – Class I	$114	$360	$626	$1,384
Acquiring Fund (Pro Forma) – Class I	$114	$358	$621	$1,374
Acquired Fund – Class R6	$99	$337	$594	$1,329
Acquiring Fund (Pro Forma) – Class R6	$99	$335	$589	$1,318

You would pay the following expenses if you did not redeem your Class C shares.

	1 Year	3 Years	5 Years	10 Years
Acquired Fund – Class C	$213	$658	$1,129	$2,240	(1)
Acquiring Fund (Pro Forma) – Class C	$212	$655	$1,124	$2,227

(1)

Class C shares automatically convert to Class A shares if held for 8 years. The Class C shares’ 10-year cost examples assume that the Class C shares automatically convert to Class A shares on the first day of the ninth year.

Brandes International Small Cap Equity Fund

Shareholder Fees (Fees paid directly from your investment)

	Acquired Fund Class A	Acquiring Fund (Pro Forma) Class A	Acquired Fund Class C	Acquiring Fund (Pro Forma) Class C	Acquired Fund Class I	Acquiring Fund (Pro Forma) Class I	Acquired Fund Class R6	Acquiring Fund (Pro Forma) Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	5.75%	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load)	None*	None*	1.00%**	1.00%**	None	None	None	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

	Acquired Fund Class A	Acquiring Fund (Pro Forma) Class A	Acquired Fund Class C	Acquiring Fund (Pro Forma) Class C	Acquired Fund Class I	Acquiring Fund (Pro Forma) Class I	Acquired Fund Class R6	Acquiring Fund (Pro Forma) Class R6
Management Fees	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%
Distribution (12b-1) Fees	0.25%	0.25%	0.75%	0.75%	None	None	None	None
Other Expenses
Shareholder Servicing Fees	None	None	0.25%	0.25%	None	None	None	None
Other Expenses(1)	0.16%	0.16%	0.16%	0.16%	0.21%	0.21%	0.16%	0.16%

Total Other Expenses	0.16%	0.16%	0.41%	0.41%	0.21%	0.21%	0.16%	0.16%

Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%

Total Annual Fund Operating Expenses	1.37%	1.37%	2.12%	2.12%	1.17%	1.17%	1.12%	1.12%

Less: Fee Waiver and/or Expense Reimbursement	0.00%	0.00%	0.00%	0.00%	(0.01%)	(0.01%)	(0.11%)	(0.11%)

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	1.37%	1.37%	2.12%	2.12%	1.16%	1.16%	1.01%	1.01%

*

A contingent deferred sales charge (“CDSC”) of 1.00% on amounts of less than $4 million, 0.50% on amounts of at least $4 million but less than $10 million and 0.25% on amounts of at least $10 million, may apply to certain investments in Class A shares of $1 million or more that are redeemed within 12 months of the date of purchase.

**	A charge of 1.00% will be imposed on Class C shares redeemed within one year of purchase by any investor.
(1)	“Other Expenses” for Class I shares includes 0.05% of class-specific sub-transfer agency fees.
(2)

The Advisor has contractually agreed to limit the Fund’s Class A, Class C, Class I and Class R6 annual operating expenses (excluding acquired fund fees and expenses, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation), including repayment of previous waivers, to 1.40% for Class A, 2.15% for Class C, 1.15% for Class I and 1.00% for Class R6 as percentages of the respective Fund classes’ average daily net assets through January 28, 2025, with respect to the Acquired Fund, and for a period of two years from the Closing of the Reorganization, with respect to the Acquiring Fund (the “Expense Caps”). The Expense Caps may be terminated at any time by the Board of Trustees upon 60 days’ notice to the Advisor. The Advisor is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior three years with respect to any Class of the Acquiring Fund or the Acquired Fund prior to the Reorganization. The Advisor may request reimbursement if the aggregate amount paid by the Fund toward operating expenses for the Class for such period (taking into account any reimbursement) does not exceed the lesser of the Expense Cap in effect at the time of waiver or at the time of reimbursement.

Examples of Fund Expenses

The Example assumes that you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund’s operating expenses remain the same. The example reflects the Expense Caps described above through the expiration date of the Expense Caps and total annual fund operating expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Acquired Fund—Class A	$706	$984	$1,282	$2,127
Acquiring Fund (Pro Forma) – Class A	$706	$984	$1,282	$2,127
Acquired Fund—Class C	$315	$664	$1,139	$2,261	(1)
Acquiring Fund (Pro Forma) – Class C	$315	$664	$1,139	$2,261
Acquired Fund—Class I	$118	$371	$643	$1,419
Acquiring Fund (Pro Forma) – Class I	$118	$371	$643	$1,419
Acquired Fund—Class R6	$103	$345	$606	$1,353
Acquiring Fund (Pro Forma) – Class R6	$103	$345	$606	$1,353

You would pay the following expenses if you did not redeem your Class C shares.

	1 Year	3 Years	5 Years	10 Years
Acquired Fund – Class C	$215	$664	$1,139	$2,261	(1)
Acquiring Fund (Pro Forma) – Class C	$215	$664	$1,139	$2,261

(1)

Class C shares automatically convert to Class A shares if held for 8 years. The Class C shares’ 10-year cost examples assume that the Class C shares automatically convert to Class A shares on the first day of the ninth year.

Brandes Small Cap Value Fund

Shareholder Fees (Fees paid directly from your investment)

	Acquired Fund Class A		Acquiring Fund (Pro Forma) Class A		Acquired Fund Class I	Acquiring Fund (Pro Forma) Class I	Acquired Fund Class R6	Acquiring Fund (Pro Forma) Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		5.75%		None	None	None	None
Maximum Deferred Sales Charge (Load)	None	*	None	*	None	None	None	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

	Acquired Fund Class A	Acquiring Fund (Pro Forma) Class A	Acquired Fund Class I	Acquiring Fund (Pro Forma) Class I	Acquired Fund Class R6	Acquiring Fund (Pro Forma) Class R6
Management Fees	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Distribution (12b-1) Fees	0.25%	0.25%	None	None	None	None
Other Expenses(1)	1.75%	2.03%	1.80%	2.09%	1.75%	2.14%
Acquired Fund Fees and Expenses	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%

Total Annual Fund Operating Expenses(2)	2.72%	3.00%	2.52%	2.81%	2.47%	2.86%

Less: Fee Waiver and/or Expense Reimbursement	(1.55%)	(1.83%)	(1.60%)	(1.89%)	(1.73%)	(2.12%)

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2),(3)	1.17%	1.17%	0.92%	0.92%	0.74%	0.74%

*

A contingent deferred sales charge (“CDSC”) of 1.00% on amounts of less than $4 million, 0.50% on amounts of at least $4 million but less than $10 million and 0.25% on amounts of at least $10 million, may apply to certain investments in Class A shares of $1 million or more that are redeemed within 12 months of the date of purchase.

(1)	“Other Expenses” for Class I shares includes 0.05% of class-specific sub-transfer agency fees.
(2)

Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not correlate to the ratios of expenses (and net expenses) to average net assets provided in the financial highlights, which reflect only the operating expenses of the Fund and do not include acquired fund fees and expenses.

(3)

The Advisor has contractually agreed to limit the Fund’s Class A, Class I and Class R6 annual operating expenses (excluding acquired fund fees and expenses, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation), including repayment of previous waivers, to 1.15% for Class A, 0.90% for Class I and 0.72% for Class R6 as percentages of the respective Fund classes’ average daily net assets through January 28, 2025, with respect to the Acquired Fund, and for a period of two years from the Closing of the Reorganization, with respect to the Acquiring Fund (the “Expense Caps”). The Expense Caps may be terminated at any time by the Board of Trustees upon 60 days’ notice to the Advisor. The Advisor is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior three years with respect to any Class of the Acquiring Fund or the Acquired Fund prior to the Reorganization. The Advisor may request reimbursement if the aggregate amount paid by the Fund toward operating expenses for the Class for the year (taking into account the reimbursement) does not exceed the lesser of the Expense Cap in effect at the time of waiver or at the time of reimbursement.

Examples of Fund Expenses

The Example assumes that you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund’s operating expenses remain the same. The example reflects the Expense Caps described above through the expiration date of the Expense Caps and total annual fund operating expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Acquired Fund - Class A	$687	$1,232	$1,802	$3,343
Acquiring Fund (Pro Forma) – Class A	$687	$1,286	$1,910	$3,580
Acquired Fund - Class I	$94	$632	$1,196	$2,735
Acquiring Fund (Pro Forma) – Class I	$94	$692	$1,316	$3,000
Acquired Fund - Class R6	$76	$604	$1,159	$2,675
Acquiring Fund (Pro Forma) – Class R6	$76	$685	$1,320	$3,032

Brandes Core Plus Fixed Income Fund

Shareholder Fees (Fees paid directly from your investment)

	Acquired Fund Class A		Acquiring Fund (Pro Forma) Class A		Acquired Fund Class I	Acquiring Fund (Pro Forma) Class I	Acquired Fund Class R6	Acquiring Fund (Pro Forma) Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%		3.75%		None	None	None	None
Maximum Deferred Sales Charge (Load)	None	*	None	*	None	None	None	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

	Acquired Fund Class A	Acquiring Fund (Pro Forma) Class A	Acquired Fund Class I	Acquiring Fund (Pro Forma) Class I	Acquired Fund Class R6	Acquiring Fund (Pro Forma) Class R6
Management Fees	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%
Distribution (12b-1) Fees	0.25%	0.25%	None	None	None	None
Other Expenses(1)	0.28%	0.30%	0.31%	0.33%	0.29%	0.30%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%

Total Annual Fund Operating Expenses	0.89%	0.91%	0.67%	0.69%	0.65%	0.66%

Less: Fee Waiver and/or Expense Reimbursement(2)	(0.38%)	(0.40%)	(0.36%)	(0.38%)	(0.34%)	(0.35%)

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(3)	0.51%	0.51%	0.31%	0.31%	0.31%	0.31%

*

A contingent deferred sales charge (“CDSC”) of 1.00% on amounts of less than $4 million, 0.50% on amounts of at least $4 million but less than $10 million and 0.25% on amounts of at least $10 million, may apply to certain investments in Class A shares of $1 million or more that are redeemed within 12 months of the date of purchase.

(1)	“Other Expenses” for Class I shares includes 0.05% of class-specific sub-transfer agency fees.
(2)

The Advisor has contractually agreed to limit the Management Fee of each share class of the Fund to 0.30% pursuant to an Investment Advisory Fee Waiver Agreement in effect until January 28, 2025, with respect to the Acquired Fund, and for a period of two years from the Closing of the Reorganization, with respect to the Acquiring Fund.

(3)

The Advisor has contractually agreed to limit the Fund’s Class A, Class I and Class R6 annual operating expenses (excluding acquired fund fees and expenses, interest expense in connection with investment activities, taxes and extraordinary expenses), including repayment of previous waivers, to the following percentages of the Fund’s average daily net assets attributable to the specific classes through January 28, 2025, with respect to the Acquired Fund, and for a period of two years from the Closing of the Reorganization, with respect to the Acquiring Fund: 0.50%, 0.30% and 0.30%, respectively (the “Expense Caps”). The Expense Caps may be terminated at any time by the Board of Trustees upon 60 days’ notice to the Advisor. The Advisor is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior three years with respect to any Class of the Acquiring Fund or the Acquired Fund prior to the Reorganization. The Advisor may request reimbursement if the aggregate amount paid by the Fund toward operating expenses for the Class for such period (taking into account any reimbursement) does not exceed the lesser of the Expense Cap in effect at the time of waiver or at the time of reimbursement.

Examples of Fund Expenses

The Example assumes that you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund’s operating expenses remain the same. The example reflects the Expense Caps described above through the expiration date of the Expense Caps and total annual fund operating expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Acquired Fund - Class A	$425	$612	$814	$1,396
Acquiring Fund (Pro Forma) - Class A	$425	$616	$822	$1,417
Acquired Fund - Class I	$32	$178	$338	$800
Acquiring Fund (Pro Forma) - Class I	$32	$182	$347	$823
Acquired Fund - Class R6	$32	$174	$329	$778
Acquiring Fund (Pro Forma) - Class R6	$32	$176	$333	$789

Brandes Separately Managed Account Reserve Trust

	Acquired Fund	Acquiring Fund (Pro Forma)
Shareholder Fees (Fees paid directly from your investment)	None	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

	Acquired Fund	Acquiring Fund (Pro Forma)
Management Fees(1),(2)	0.00%	0.00%
Other Expenses(2),(3)	0.00%	0.00%

Total Annual Fund Operating Expenses(2)	0.00%	0.00%

(1)

Investors pay any management fees, advisory fees or expenses at the wrap account level. The Fund does not pay any management fees, advisory fees or expenses to the Advisor or affiliates of the Advisor.

(2)

Investors in the Fund must be clients of “wrap account” programs sponsored by broker-dealers which have agreements with the Advisor, or certain other persons or entities. Investors pay management fees and other expenses at the wrap account level. See “Shareholder Information.”

(3)	Investors pay any ordinary expenses at the wrap account level. The Fund does not pay any ordinary expenses.

Examples of Fund Expenses

This Example illustrates the amount of expenses you could incur if the Advisor charged the Fund for its services.(1) The Example assumes that you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Acquired Fund	$0	$0	$0	$0
Acquiring Fund (Pro Forma)	$0	$0	$0	$0

How do the investment objectives and principal investment strategies compare?

Each Acquiring Fund is a newly organized series of Datum One created for the purpose of acquiring the corresponding Acquired Fund’s property and assets and will not conduct any investment operations until after the closing of the Reorganization. Each Acquired Fund and its corresponding Acquiring Fund have identical investment objectives and have either identical or substantially similar principal investment strategies. Each Fund’s investment objective is “non-fundamental,” which means that it may be changed by the Fund’s Board of Trustees without the approval of Fund shareholders.

Brandes International Equity Fund

	(Acquired Fund)	(Acquiring Fund)
Investment Objective	The Brandes International Equity Fund seeks long term capital appreciation.	Same.

Principal Investment Strategies	The International Equity Fund invests primarily in equity securities of foreign companies. The Fund typically invests in foreign companies with market capitalizations (market value of publicly traded equity securities) greater than $5 billion at the time of purchase. A	The International Equity Fund invests primarily in equity securities of foreign companies. The Fund typically invests in foreign companies with market capitalizations (market value of publicly traded equity securities) greater than $5 billion at the time of purchase. A

(Acquired Fund)	(Acquiring Fund)

foreign company is determined to be “foreign” on the basis of its domicile, its principal place of business, its primary stock exchange listing, and/or the source of its revenues. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) measured at the time of purchase in equity securities of companies located in at least three countries outside the United States. Equity securities include common and preferred stocks, warrants and rights. The Fund may invest up to 30% of its total assets, measured at the time of purchase, in securities of companies located in emerging markets(including frontier markets). The Fund may invest up to 5% of its total assets, measured at the time of purchase, in any one company. From time to time, the Fund may invest more than 20% of its assets in any market sector, such as the financial sector or health care sector.

The International Equity Fund may invest in companies located around the world. With respect to Fund investments in any particular country, the Fund may invest up to the greater of either (a) 20% of its total assets measured at the time of purchase or (b) 150% of the weighting of such country as represented in the Morgan Stanley Capital International Europe, Australasia, Far East (“MSCI EAFE”) Index, measured at the time of purchase. As a result, the Fund may have significant exposure to any particular country.

The International Equity Fund may invest from time to time in cash or short-term cash equivalent securities either as part of its overall investment strategy or for temporary defensive purposes in response to adverse market, economic, political or other conditions. The amount of such holdings will vary and will depend on the Advisor’s assessment of the quantity and quality of investment opportunities that exist at any given time, and may at times be relatively high.

foreign company is determined to be “foreign” on the basis of its domicile, its principal place of business, its primary stock exchange listing, and/or the source of its revenues. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) measured at the time of purchase in equity securities of companies located in at least three countries outside the United States. Equity securities include common and preferred stocks, warrants and rights. The Fund may invest up to 30% of its total assets, measured at the time of purchase, in securities of companies located in emerging markets (including frontier markets). The Adviser considers an emerging market country to be any country which is in the MSCI EM Index or MSCI Frontier Markets Index or that, in the opinion of the Adviser, is generally considered to be an emerging market country by the international financial community. The Fund may invest up to 5% of its total assets, measured at the time of purchase, in any one company. From time to time, the Fund may invest more than 20% of its assets in any market sector, such as the financial sector or health care sector.

The International Equity Fund may invest in companies located around the world. With respect to Fund investments in any particular country, the Fund may invest up to the greater of either (a) 20% of its total assets measured at the time of purchase or (b) 150% of the weighting of such country as represented in the Morgan Stanley Capital International Europe, Australasia, Far East (“MSCI EAFE”) Index, measured at the time of purchase. As a result, the Fund may have significant exposure to any particular country.

The International Equity Fund may invest from time to time in cash or short-term cash equivalent securities either as part of its overall investment strategy or for temporary defensive purposes in response

(Acquired Fund)	(Acquiring Fund)

Brandes Investment Partners, L.P., the International Equity Fund’s investment advisor (the “Advisor”), uses the principles of value investing to analyze and select equity securities for the Fund’s investment portfolio. When buying equity securities, the Advisor assesses the estimated “intrinsic” value of a company based on data such as a company’s earnings, cash flow generation, and/or asset value of the underlying business. By choosing securities that are selling at a discount to the Advisor’s estimates of the underlying company’s intrinsic value, the Advisor seeks to establish an opportunity for long-term capital appreciation. The Advisor may sell a security when its price reaches the Advisor’s estimate of the underlying company’s intrinsic value, the Advisor believes that other investments are more attractive, or for other reasons.

to adverse market, economic, political or other conditions. The amount of such holdings will vary and will depend on the Adviser’s assessment of the quantity and quality of investment opportunities that exist at any given time and may at times be relatively high.

Brandes Investment Partners, L.P., the International Equity Fund’s investment adviser (the “Adviser”), uses the principles of value investing to analyze and select equity securities for the Fund’s investment portfolio. When buying equity securities, the Adviser assesses the estimated “intrinsic” value of a company based on data such as a company’s earnings, cash flow generation, and/or asset value of the underlying business. By choosing securities that are selling at a discount to the Adviser’s estimates of the underlying company’s intrinsic value, the Adviser seeks to establish an opportunity for long-term capital appreciation. The Adviser may sell a security when its price reaches the Adviser’s estimate of the underlying company’s intrinsic value, the Adviser believes that other investments are more attractive, or for other reasons.

Brandes Global Equity Fund

	Acquired Fund	Acquiring Fund
Investment Objective	The Brandes Global Equity Fund seeks long term capital appreciation.	Same.

Principal Investment Strategies	The Global Equity Fund invests primarily in equity securities of U.S. and foreign companies. The Fund typically invests in companies with market capitalizations (market value of publicly traded equity securities) greater than $5 billion at the time of purchase. A foreign company is determined to be “foreign” on the basis of its domicile, its principal place of business, its primary stock exchange listing, and/or the source of its revenues. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) measured at the time of purchase in equity	The Global Equity Fund invests primarily in equity securities of U.S. and foreign companies. The Fund typically invests in companies with market capitalizations (market value of publicly traded equity securities) greater than $5 billion at the time of purchase. A foreign company is determined to be “foreign” on the basis of its domicile, its principal place of business, its primary stock exchange listing, and/or the source of its revenues. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) measured at the time of purchase in equity

Acquired Fund	Acquiring Fund

securities. Equity securities include common and preferred stocks, warrants and rights. The Fund may invest up to 30% of its total assets, measured at the time of purchase, in securities of companies located in emerging markets (including frontier markets). The Fund may invest up to 5% of its total assets, measured at the time of purchase, in any one company. From time to time, the Fund may invest more than 20% of its assets in any market sector, such as the financial sector or health care sector.

The Global Equity Fund may invest in companies located around the world. With respect to Fund investments in any particular country, the Fund may invest up to the greater of either (a) 20% of its total assets measured at the time of purchase, or (b) 150% of the weighting of such country as represented in the Morgan Stanley Capital International World (“MSCI World”) Index, measured at the time of purchase. As a result, the Fund may have significant exposure to any particular country.

The Global Equity Fund will invest in at least three different countries, and invest at least 40% of its total assets (measured at the time of purchase) outside of the United States or, if conditions are not favorable, invest at least 30% of its total assets (measured at the time of purchase) outside of the United States. For example, if the Advisor determines that non-U.S. markets are generally overvalued compared to U.S. markets, the Fund may invest up to 70% of its total assets within the United States.

The Global Equity Fund may invest from time to time in cash or short-term cash equivalent securities either as part of its overall investment strategy or for temporary defensive purposes in response to adverse market, economic, political or other conditions. The amount of such holdings will vary and will depend on the Advisor’s assessment of the quantity and quality of investment opportunities that securities. Equity securities include common and preferred stocks, warrants and rights. The Fund may invest up to 30% of its total assets, measured at the time of purchase, in securities of companies located in emerging markets (including frontier markets). The Adviser considers an emerging market country to be any country which is in the MSCI EM Index or MSCI Frontier Markets Index or that, in the opinion of the Adviser, is generally considered to be an emerging market country by the international financial community. The Fund may invest up to 5% of its total assets, measured at the time of purchase, in any one company. From time to time, the Fund may invest more than 20% of its assets in any market sector, such as the financial sector or health care sector.

The Global Equity Fund may invest in companies located around the world. With respect to Fund investments in any particular country, the Fund may invest up to the greater of either (a) 20% of its total assets measured at the time of purchase, or (b) 150% of the weighting of such country as represented in the Morgan Stanley Capital International World (“MSCI World”) Index, measured at the time of purchase. As a result, the Fund may have significant exposure to any particular country.

The Global Equity Fund will invest in at least three different countries, and invest at least 40% of its total assets (measured at the time of purchase) outside of the United States or, if conditions are not favorable, invest at least 30% of its total assets (measured at the time of purchase) outside of the United States. For example, if the Adviser determines that non-U.S. markets are generally overvalued compared to U.S. markets, the Fund may invest up to 70% of its total assets within the United States.

The Global Equity Fund may invest from time to time in cash or short-term cash equivalent securities either as part of its

Acquired Fund	Acquiring Fund

exist at any given time, and may at times be relatively high.

Brandes Investment Partners, L.P., the Global Equity Fund’s investment advisor (the “Advisor”), uses the principles of value investing to analyze and select equity securities for the Fund’s investment portfolio. When buying equity securities, the Advisor assesses the estimated “intrinsic” value of a company based on data such as a company’s earnings, cash flow generation, and/or asset value of the underlying business. By choosing securities that are selling at a discount to the Advisor’s estimates of the underlying company’s intrinsic value, the Advisor seeks to establish an opportunity for long-term capital appreciation. The Advisor may sell a security when its price reaches the Advisor’s estimate of the underlying company’s intrinsic value, the Advisor believes that other investments are more attractive, or for other reasons.

overall investment strategy or for temporary defensive purposes in response to adverse market, economic, political or other conditions. The amount of such holdings will vary and will depend on the Adviser’s assessment of the quantity and quality of investment opportunities that exist at any given time, and may at times be relatively high.

Brandes Investment Partners, L.P., the Global Equity Fund’s investment adviser (the “Adviser”), uses the principles of value investing to analyze and select equity securities for the Fund’s investment portfolio. When buying equity securities, the Adviser assesses the estimated “intrinsic” value of a company based on data such as a company’s earnings, cash flow generation, and/or asset value of the underlying business. By choosing securities that are selling at a discount to the Adviser’s estimates of the underlying company’s intrinsic value, the Adviser seeks to establish an opportunity for long-term capital appreciation. The Adviser may sell a security when its price reaches the Adviser’s estimate of the underlying company’s intrinsic value, the Adviser believes that other investments are more attractive, or for other reasons.

Brandes Emerging Markets Value Fund

	Acquired Fund	Acquiring Fund
Investment Objective	The Brandes Emerging Markets Value Fund seeks long term capital appreciation.	Same.

Principal Investment Strategies	The Emerging Markets Value Fund invests primarily in equity securities of companies located or active mainly in emerging markets (including frontier markets). The Fund typically invests in companies that have market capitalizations (market value of publicly traded equity securities) greater than $3 billion at the time of purchase. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) measured at the time of purchase in equity securities of companies located or active	The Emerging Markets Value Fund invests primarily in equity securities of companies located or active mainly in emerging markets (including frontier markets). The Fund typically invests in companies that have market capitalizations (market value of publicly traded equity securities) greater than $3 billion at the time of purchase. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) measured at the time of purchase in equity

Acquired Fund	Acquiring Fund

mainly in emerging markets. The Advisor defines a company as “active mainly in emerging markets” if the company has greater than 80% of revenues, profits, assets, or business activity derived from emerging market countries. Equity securities include common and preferred stocks, real estate investment trusts (“REITs”), warrants and rights. The Fund will generally limit its investments in any one issuer to no more than 5% of the Fund’s total assets, measured at the time of purchase, but may, from time to time, invest more than 5% of the Fund’s total assets in one or more issuers. From time to time, the Fund may invest more than 20% of its assets in any market sector, such as the financial sector or information technology sector.

Emerging markets include some or all of the countries located in each of the following regions: Asia, Europe, Central and South America, Africa and the Middle East. The Advisor considers an emerging market country to be any country which is in the MSCI EM Index and the MSCI Frontier Markets Index or that, in the opinion of the Advisor, is generally considered to be an emerging market country by the international financial community. With respect to Fund investments in any particular country, the Fund may invest up to the greater of either (a) 20% of its total assets measured at the time of purchase or (b) 150% of the weighting of such country as represented in the MSCI EM Index, measured at the time of purchase. As a result, the Fund may have significant exposure to any particular country.

The Emerging Markets Value Fund may invest from time to time in cash or short-term cash equivalent securities either as part of its overall investment strategy or for temporary defensive purposes in response to adverse market, economic, political or other conditions. The amount of such holdings will vary and will depend on the Advisor’s assessment of the securities of companies located or active mainly in emerging markets. Brandes Investment Partners, L.P., the investment adviser (the “Adviser”), defines a company as “active mainly in emerging markets” if the company has greater than 80% of revenues, profits, or assets derived from, or business activity (including investments made and services performed) in, emerging market countries. Equity securities include common and preferred stocks, real estate investment trusts (“REITs”), warrants and rights. The Fund will generally limit its investments in any one issuer to no more than 5% of the Fund’s total assets, measured at the time of purchase, but may, from time to time, invest more than 5% of the Fund’s total assets in one or more issuers. From time to time, the Fund may invest more than 20% of its assets in any market sector, such as the financial sector or information technology sector.

Emerging markets include some or all of the countries located in each of the following regions: Asia, Europe, Central and South America, Africa and the Middle East. The Adviser considers an emerging market country to be any country which is in the MSCI EM Index and the MSCI Frontier Markets Index or that, in the opinion of the Adviser, is generally considered to be an emerging market country by the international financial community. With respect to Fund investments in any particular country, the Fund may invest up to the greater of either (a) 20% of its total assets measured at the time of purchase or (b) 150% of the weighting of such country as represented in the MSCI EM Index, measured at the time of purchase. As a result, the Fund may have significant exposure to any particular country.

The Fund may invest in and have direct access to China A shares listed on the Shanghai Stock Exchange (“SSE”) via the Shanghai-Hong Kong Stock Connect and Shenzhen Hong Kong Stock Connect

Acquired Fund	Acquiring Fund

quantity and quality of investment opportunities that exist at any given time, and may at times be relatively high.

Brandes Investment Partners, L.P., the investment advisor (the “Advisor”), uses the principles of value investing to analyze and select equity securities for the Emerging Markets Value Fund’s investment portfolio. When buying equity securities, the Advisor assesses the estimated “intrinsic” value of a company based on data such as a company’s earnings, cash flow generation, and/or asset value of the underlying business. By choosing securities that are selling at a discount to the Advisor’s estimates of the underlying company’s intrinsic value, the Advisor seeks to establish an opportunity for long-term capital appreciation. The Advisor may sell a security when its price reaches the Advisor’s estimate of the underlying company’s intrinsic value, the Advisor believes that other investments are more attractive, or for other reasons.

Schemes. The Fund may indirectly gain access to China A Shares by purchasing equity-related instruments, participation notes and participatory certificates.

The Emerging Markets Value Fund may invest from time to time in cash or short-term cash equivalent securities either as part of its overall investment strategy or for temporary defensive purposes in response to adverse market, economic, political or other conditions. The amount of such holdings will vary and will depend on the Adviser’s assessment of the quantity and quality of investment opportunities that exist at any given time, and may at times be relatively high.

The Adviser uses the principles of value investing to analyze and select equity securities for the Emerging Markets Value Fund’s investment portfolio. When buying equity securities, the Adviser assesses the estimated “intrinsic” value of a company based on data such as a company’s earnings, cash flow generation, and/or asset value of the underlying business. By choosing securities that are selling at a discount to the Adviser’s estimates of the underlying company’s intrinsic value, the Adviser seeks to establish an opportunity for long-term capital appreciation. The Adviser may sell a security when its price reaches the Adviser’s estimate of the underlying company’s intrinsic value, the Adviser believes that other investments are more attractive, or for other reasons.

Brandes International Small Cap Equity Fund

	Acquired Fund	Acquiring Fund
Investment Objective	The Brandes International Small Cap Equity Fund seeks long term capital appreciation.	Same.

Principal Investment Strategies	The International Small Cap Equity Fund invests primarily in equity securities of foreign companies with small market capitalizations (market value of publicly traded equity securities). A foreign company is determined to be “foreign” on	The International Small Cap Equity Fund invests primarily in equity securities of foreign companies with small market capitalizations (market value of publicly traded equity securities). A foreign company is determined to be “foreign” on

Acquired Fund	Acquiring Fund

the basis of its domicile, its principal place of business, its primary stock exchange listing, and/or the source of its revenues. Under normal market conditions, the Fund will invest at least 80% of its net assets measured at the time of purchase in equity securities of small market capitalization companies located in at least three countries outside the United States. The Fund considers a company to be a small capitalization company if it has a market capitalization of $5 billion or less at the time of purchase. Equity securities include common and preferred stocks, real estate investment trusts (“REITs”), warrants and rights. The Fund will invest in at least three countries outside of the United States. The Fund may invest up to 30% of its total assets, measured at the time of purchase, in securities of companies located in emerging markets (including frontier markets). With respect to 20% of the Fund’s net assets, the Fund may invest in equity securities of companies with market capitalizations of any size. The Fund may invest up to 5% of its total assets, measured at the time of purchase, in any one company. From time to time, the Fund may invest more than 20% of its assets in any market sector, such as the industrials or financial sector.

The International Small Cap Equity Fund may invest in issuers located around the world. With respect to Fund investments in any particular country, the Fund may invest up to the greater of either (a) 20% of its total assets measured at the time of purchase or (b) 150% of the weighting of such country as represented in the MSCI ACWI ex USA Small Cap Index, measured at the time of purchase. As a result, the Fund may have significant exposure to any particular country.

The International Small Cap Equity Fund may invest from time to time in cash or short-term cash equivalent securities either as part of its overall investment strategy or for temporary defensive purposes in response to adverse market, the basis of its domicile, its principal place of business, its primary stock exchange listing, and/or the source of its revenues. Under normal market conditions, the Fund will invest at least 80% of its net assets measured at the time of purchase in equity securities of small market capitalization companies located in at least three countries outside the United States. The Fund considers a company to be a small capitalization company if it has a market capitalization of $5 billion or less at the time of purchase. Equity securities include common and preferred stocks, real estate investment trusts (“REITs”), warrants and rights. The Fund may invest up to 30% of its total assets, measured at the time of purchase, in securities of companies located in emerging markets (including frontier markets). The Adviser considers an emerging market country to be any country which is in the MSCI EM Index or MSCI Frontier Markets Index or that, in the opinion of the Adviser, is generally considered to be an emerging market country by the international financial community. With respect to 20% of the Fund’s net assets, the Fund may invest in equity securities of companies with market capitalizations of any size. The Fund may invest up to 5% of its total assets, measured at the time of purchase, in any one company. From time to time, the Fund may invest more than 20% of its assets in any market sector, such as the industrials sector or financial sector.

The International Small Cap Equity Fund may invest in issuers located around the world. With respect to Fund investments in any particular country, the Fund may invest up to the greater of either (a) 20% of its total assets measured at the time of purchase or (b) 150% of the weighting of such country as represented in the MSCI ACWI ex USA Small Cap Index, measured at the time of purchase. As a result, the Fund may have significant exposure to any particular country.

Acquired Fund	Acquiring Fund

economic, political or other conditions. The amount of such holdings will vary and will depend on the Advisor’s assessment of the quantity and quality of investment opportunities that exist at any given time, and may at times be relatively high.

Brandes Investment Partners, L.P., the investment advisor (the “Advisor”), uses the principles of value investing to analyze and select equity securities for the International Small Cap Equity Fund’s investment portfolio. When buying equity securities, the Advisor assesses the estimated “intrinsic” value of a company based on data such as a company’s earnings, cash flow generation, and/or asset value of the underlying business. By choosing securities that are selling at a discount to the Advisor’s estimates of the underlying company’s intrinsic value, the Advisor seeks to establish an opportunity for long-term capital appreciation. The Advisor may sell a security when its price reaches the Advisor’s estimate of the underlying company’s intrinsic value, the Advisor believes that other investments are more attractive, or for other reasons.

The International Small Cap Equity Fund may invest from time to time in cash or short-term cash equivalent securities either as part of its overall investment strategy or for temporary defensive purposes in response to adverse market, economic, political or other conditions. The amount of such holdings will vary and will depend on the Adviser’s assessment of the quantity and quality of investment opportunities that exist at any given time, and may at times be relatively high.

Brandes Investment Partners, L.P., the investment adviser (the “Adviser”), uses the principles of value investing to analyze and select equity securities for the International Small Cap Equity Fund’s investment portfolio. When buying equity securities, the Adviser assesses the estimated “intrinsic” value of a company based on data such as a company’s earnings, cash flow generation, and/or asset value of the underlying business. By choosing securities that are selling at a discount to the Adviser’s estimates of the underlying company’s intrinsic value, the Adviser seeks to establish an opportunity for long-term capital appreciation. The Adviser may sell a security when its price reaches the Adviser’s estimate of the underlying company’s intrinsic value, the Adviser believes that other investments are more attractive, or for other reasons.

Brandes Small Cap Value Fund

	Acquired Fund	Acquiring Fund
Investment Objective	The Brandes Small Cap Value Fund seeks long term capital appreciation.	Same.

Principal Investment Strategies	The Small Cap Value Fund invests primarily in equity securities of U.S. companies with small market capitalizations (market value of publicly traded equity securities). Equity securities include common and preferred stocks, warrants and rights. Under normal market conditions, the Fund will invest at least 80% of its net assets measured at the time	The Small Cap Value Fund invests primarily in equity securities of U.S. companies with small market capitalizations (market value of publicly traded equity securities). Equity securities include common and preferred stocks, warrants and rights. Under normal market conditions, the Fund will invest at least 80% of its net assets measured at the time

Acquired Fund	Acquiring Fund

of purchase in equity securities of companies with small market capitalizations. The Fund considers a company to be a small capitalization company if it has a market capitalization of $5 billion or less at the time of purchase. The Fund may invest up to 10% of its total assets, measured at the time of purchase, in fixed-income securities. The Fund may invest up to 10% of its total assets, measured at the time of purchase, in securities of companies located outside of the United States. However, the combined total assets invested in fixed-income securities and in securities of companies located outside of the United States may not exceed 15%, measured at the time of purchase. The Fund may invest up to 5% of its total assets, measured at the time of purchase, in any one company. From time to time, the Fund may invest more than 20% of its assets in any market sector, such as the industrials sector or health care sector.

The Small Cap Value Fund may invest from time to time in cash or short-term cash equivalent securities either as part of its overall investment strategy or for temporary defensive purposes in response to adverse market, economic, political or other conditions. The amount of such holdings will vary and will depend on the Advisor’s assessment of the quantity and quality of investment opportunities that exist at any given time, and may at times be relatively high.

Brandes Investment Partners, L.P., the investment advisor (the “Advisor”), uses the principles of value investing to analyze and select securities for the Small Cap Value Fund’s investment portfolio. When buying securities, the Advisor assesses the estimated “intrinsic” value of a company based on data such as a company’s earnings, cash flow generation, and/or asset value of the underlying business. By choosing securities that are selling at a discount to the Advisor’s estimates of the underlying company’s intrinsic value, the Advisor of purchase in securities of companies with small market capitalizations. The Fund considers a company to be a small capitalization company if it has a market capitalization of $5 billion or less at the time of purchase. The Fund may invest up to 10% of its total assets, measured at the time of purchase, in corporate fixed-income securities. The Fund may invest up to 10% of its total assets, measured at the time of purchase, in securities of companies located outside of the United States. However, the combined total assets invested in fixed-income securities and in securities of companies located outside of the United States may not exceed 15%, measured at the time of purchase. The Fund may invest up to 5% of its total assets, measured at the time of purchase, in any one company. From time to time, the Fund may invest more than 20% of its assets in any market sector, such as the industrials sector or health care sector.

The Small Cap Value Fund may invest from time to time in cash or short-term cash equivalent securities either as part of its overall investment strategy or for temporary defensive purposes in response to adverse market, economic, political or other conditions. The amount of such holdings will vary and will depend on the Adviser’s assessment of the quantity and quality of investment opportunities that exist at any given time, and may at times be relatively high.

Brandes Investment Partners, L.P., the investment adviser (the “Adviser”), uses the principles of value investing to analyze and select securities for the Small Cap Value Fund’s investment portfolio. When buying securities, the Adviser assesses the estimated “intrinsic” value of a company based on data such as a company’s earnings, cash flow generation, and/or asset value of the underlying business. By choosing securities that are selling at a discount to the Adviser’s estimates of the underlying company’s intrinsic value, the Adviser

Acquired Fund	Acquiring Fund
seeks to establish an opportunity for long-term capital appreciation. The Advisor may sell a security when its price reaches the Advisor’s estimate of the underlying company’s intrinsic value, the Advisor believes that other investments are more attractive, or for other reasons.	seeks to establish an opportunity for long-term capital appreciation. The Adviser may sell a security when its price reaches the Adviser’s estimate of the underlying company’s intrinsic value, the Adviser believes that other investments are more attractive, or for other reasons.

Brandes Core Plus Fixed Income Fund

	Acquired Fund	Acquiring Fund
Investment Objective	The Brandes Core Plus Fixed Income Fund seeks to maximize long-term total return, consisting of both current income and capital appreciation.	Same.

Principal Investment Strategies

The Core Plus Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) measured at the time of purchase in fixed income securities. These include, but are not limited to, debt securities issued by U.S. and foreign companies, debt obligations issued or guaranteed by the U.S. Government and foreign governments and their agencies and instrumentalities, and U.S. and foreign mortgage-backed securities, collateralized mortgage obligations and asset-backed debt securities. The Fund may also invest in other forms of debt obligations and income-producing securities, including but not limited to preferred stock. The Fund may invest up to 25% of its total fixed income assets, measured at the time of purchase, in securities not denominated in U.S. dollars.

Brandes Investment Partners, L.P., the Fund’s investment advisor (the “Advisor”), uses the principles of value investing to analyze and select debt securities for the Fund’s investment portfolio. As part of this process, the Advisor reviews such measures as the issuer’s free cash flow, debt-to-equity ratio, earnings before interest, taxes, depreciation and amortization (“EBITDA”)-to-interest ratio, debt-to-EBITDA ratio or other measures of credit worthiness in evaluating the securities of a particular issuer.

Same.

Acquired Fund	Acquiring Fund

The Core Plus Fund may invest in debt instruments of any maturity or with no maturity and it may invest in both investment-grade securities and non-investment grade securities (also known as “high-yield bonds” or “junk bonds”). Up to 25% of the Fund’s total debt securities may be high yield bonds. The Fund invests in debt securities that can be purchased at prices or yield premiums over U.S. Treasury securities (or other relatively risk-free securities) which the Advisor believes to be attractive based on the Advisor’s assessment of each security’s intrinsic value.

While the average portfolio duration of the Fund typically will vary, the duration of the Fund’s portfolio is generally expected to be within a 20% margin (higher or lower) of the duration of the Fund’s benchmark index. Other than in periods of unusual market conditions, which could continue for an extended period, this margin will normally be within 10% of the duration of the Fund’s benchmark index.

The Advisor will typically sell a security from the Fund’s portfolio when the Advisor’s research process identifies a significantly better investment opportunity or the Advisor’s assessment of the security’s intrinsic value declines. The Advisor may also sell certain portfolio securities from time to time in order to adjust the average maturity, duration or yield of the Fund’s portfolio or to meet requests for redemption of Fund shares.

Brandes Separately Managed Account Reserve Trust

	Acquired Fund	Acquiring Fund
Investment Objective	The Brandes Separately Managed Account Reserve Trust seeks to maximize long-term total return.	Same.

Principal Investment Strategies	The Fund invests primarily in a diversified portfolio of debt securities. These include debt obligations issued or guaranteed by the U.S. Government and	Same.

Acquired Fund	Acquiring Fund

foreign governments and their agencies and instrumentalities, debt securities issued by U.S. and foreign companies, collateralized mortgage obligations, and U.S. and foreign mortgage-backed and asset-backed debt securities. The Fund may invest up to 60% of its total assets in non-U.S. dollar securities, and may engage in currency hedging. Brandes Investment Partners, L.P., the investment advisor to the Fund (the “Advisor”), uses the principles of value investing to analyze and select debt securities for the Fund’s investment portfolio. As part of this process, the Advisor reviews such measures as the issuer’s free cash flow, debt-to-equity ratio, earnings before interest, taxes, depreciation and amortization (“EBITDA”)-to-interest ratio, debt-to-EBITDA ratio, or other measures of credit worthiness in evaluating the securities of a particular issuer.

The Fund may invest in debt instruments of any maturity or with no maturity and it may invest in both investment-grade securities and non-investment grade securities (also known as “high-yield bonds” or “junk bonds”). Up to 60% of the Fund’s total debt securities may be junk bonds. The Fund invests in debt securities that can be purchased at prices or yield premiums over U.S. Treasury securities (or other relatively risk-free securities) which the Advisor believes to be attractive based on the Advisor’s assessment of each security’s intrinsic value.

The Advisor primarily uses effective duration and modified duration measures (“duration”) to approximate the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. Similarly, a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration. The average portfolio duration of the Fund

Acquired Fund	Acquiring Fund

typically will vary and, under normal market conditions, will range between one and ten years.

The Advisor will typically sell a security from the Fund’s portfolio when the Advisor’s research process identifies a significantly better investment opportunity. The Advisor may also sell certain portfolio securities from time to time in order to adjust the average maturity, duration or yield of the Fund’s portfolio or to meet requirements for redemption of Fund shares.

How do the principal risks compare?

An investment in each Fund is subject to certain risks. The principal risks associated with an investment in an Acquired Fund are substantially similar to the principal risks associated with an investment in its corresponding Acquiring Fund because the Funds have identical investment objectives and have either identical or substantially similar principal investment strategies. The principal risks are substantially similar although each Fund may use different terminology to describe the principal risks applicable to such Fund’s principal investment strategy. The following table provides a comparison of the types of principal investment risks associated with an investment in each Acquiring Fund as compared to each Acquired Fund. Additional information regarding the risks of each Acquired Fund can be found its respective prospectus, incorporated by reference herein. Additional information regarding the risks of the Acquiring Funds can be found Appendix D.

It is possible to lose money on an investment in a Fund. The Funds will be affected by the investment decisions, techniques and risk analyses of the Adviser and there is no guarantee that a Fund will achieve its investment objective. Any of the following risks, among others, could affect Fund performance or cause a Fund to lose money or to underperform market averages of other funds.

Brandes International Equity Fund

Principal Investment Risks	Acquired Fund	Acquiring Fund
Market Risk	X	X
Equity Securities Risk	X	X
Foreign Securities Risk	X	X
Value Securities Risk	X	X
Issuer Risk	X	X
Focused Investing Risk	X	X
Active Management Risk	X	X
Currency Risk	X	X
Emerging Markets Risk	X	X
Financial Sector Risk	X	X
Health Care Sector Risk	X	X
Mid and Small-Capitalization Company Risk	X	X
Redemption Risk	X	X

Brandes Global Equity Fund

Principal Investment Risks	Acquired Fund	Acquiring Fund
Market Risk	X	X
Equity Securities Risk	X	X
Foreign Securities Risk	X	X
Value Securities Risk	X	X
Issuer Risk	X	X
Focused Investing Risk	X	X
Active Management Risk	X	X
Currency Risk	X	X
Emerging Markets Risk	X	X
Financial Sector Risk	X	X
Health Care Sector Risk	X	X
Mid and Small-Capitalization Company Risk	X	X
Redemption Risk	X	X

Brandes Emerging Markets Value Fund

Principal Investment Risks	Acquired Fund	Acquiring Fund
Market Risk	X	X
Equity Securities Risk	X	X
Emerging Markets Risk	X	X
Foreign Securities Risk	X	X
Value Securities Risk	X	X
Issuer Risk	X	X
Focused Investing Risk	X	X
Active Management Risk	X	X
Currency Risk	X	X
Financial Sector Risk	X	X
Information Technology Sector Risk	X	X
Liquidity Risk	X	X
Mid and Small-Capitalization Company Risk	X	X
Real Estate Investment Trusts Risk	X	X
Redemption Risk	X	X
Stock Connect Investing Risk		X

Brandes International Small Cap Equity Fund

Principal Investment Risks	Acquired Fund	Acquiring Fund
Market Risk	X	X
Equity Securities Risk	X	X
Mid and Small-Capitalization Company Risk	X	X
Foreign Securities Risk	X	X
Emerging Markets Risk	X	X
Value Securities Risk	X	X
Issuer Risk	X	X
Focused Investing Risk	X	X
Liquidity Risk	X	X
Active Management Risk	X	X
Currency Risk	X	X
Financial Sector Risk	X	X
Industrials Sector Risk	X	X
Real Estate Investment Trusts Risk	X	X
Redemption Risk	X	X

Brandes Small Cap Value Fund

Principal Investment Risks	Acquired Fund	Acquiring Fund
Market Risk	X	X
Equity Securities Risk	X	X
Mid and Small-Capitalization Company Risk	X	X
Value Securities Risk	X	X
Issuer Risk	X	X
Focused Investing Risk	X	X
Liquidity Risk	X	X
Active Management Risk	X	X
Credit Risk	X	X
Currency Risk	X	X
Foreign Securities Risk	X	X
Health Care Sector Risk	X	X
Industrials Sector Risk	X	X
Interest Rate Risk	X	X
Redemption Risk	X	X

Brandes Core Plus Fixed Income Fund

Principal Investment Risks	Acquired Fund	Acquiring Fund
Market Risk	X	X
Issuer Risk	X	X
Credit Risk	X	X
Interest Rate Risk	X	X
Duration Risk	X	X
Liquidity Risk	X	X
Active Management Risk	X	X
Currency Risk	X	X
Foreign Securities Risk	X	X
Mortgage- and Asset-Backed Securities Risk	X	X
Non-Investment Grade (High Yield Bond) Securities Risk	X	X
Redemption Risk	X	X
U.S. Government Obligations Risk	X	X
Value Style Risk	X	X

Brandes Separately Managed Account Reserve Trust

Principal Investment Risks	Acquired Fund	Acquiring Fund
Market Risk	X	X
Issuer Risk	X	X
Credit Risk	X	X
Interest Rate Risk	X	X
Liquidity Risk	X	X
Duration Risk	X	X
Active Management Risk	X	X
Currency Risk	X	X
Foreign Securities Risk	X	X
Mortgage- and Asset-Backed Securities Risk	X	X
Non-Investment Grade (High Yield Bond) Securities Risk	X	X
U.S. Government Obligations Risk	X	X
Value Style Risk	X	X

How do the purchase, exchange and redemption policies compare?

The Funds have the same policies for buying and selling shares. Investors may invest in the Funds through a financial intermediary, by mail, by wire or telephone. Investors may redeem their shares in a Fund by contacting their financial intermediary, by mail or by telephone, if such investor previously established this option in their account.

Each of the Acquired Funds and their corresponding Acquiring Fund have identical policies for buying and selling shares and require the same minimum initial investment and subsequent minimum investment amount. Additionally, each of the Acquired Funds and their corresponding Acquiring Fund Funds reserve the right to waive or lower purchase and investment minimums in certain circumstances. Neither the Acquired Funds nor their corresponding Acquiring Funds impose redemption fees.

The Funds have identical exchange policies. Both the Acquired and Acquiring Funds allow shareholders to exchange their shares of an Acquired or Acquiring Fund for the same class of shares of another Fund managed by Brandes in the respective Trust.

For more information on policies for the Acquired Funds, please see the Acquired Funds’ prospectus, which is incorporated herein by reference. For more information on policies for the Acquiring Funds please see Appendix B.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

How do the distribution arrangements compare?

ALPS Distributors, Inc. (“ALPS”), 1290 Broadway, Suite 1000, Denver, Colorado 80203, acts as principal underwriter and distributor of the Acquired Funds. Foreside Financial Services, LLC (“Foreside”), 3 Canal Plaza, Suite 100, Portland, Maine 04101, is the principal underwriter and distributor of the Acquiring Funds. Both ALPS and Foreside are members of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Foreside is expected to provide substantially similar services to the Acquiring Funds after the Reorganizations as ALPS currently provides to the Acquired Funds.

How do the fundamental investment policies compare?

The fundamental investment policies of the Acquired Funds and Acquiring Funds are substantially similar other than as set forth below. Although in certain cases the Acquired Funds and their corresponding Acquiring Funds describe their fundamental investment policies differently, these differences do not reflect a material difference between the fundamental policies that govern investments by the Funds. All of the investment policies described in the table below are fundamental, meaning these policies may not be changed without shareholder approval.

Fundamental Policies of the Funds

Policy	All Acquired Funds	All Acquiring Funds
Borrowing	No Fund may issue senior securities, borrow money or pledge its assets, except that the Fund may borrow on an unsecured basis from banks for temporary or emergency purposes or for the clearance of transactions in amounts not exceeding 10% of its total assets (not including the amount borrowed), provided that it will not make investments while borrowings in excess of 5% of the value of its total assets are outstanding.	A Fund may borrow money to the extent permitted by applicable law from time to time.

Issuing Senior Securities	No Fund may issue senior securities, borrow money or pledge its assets, except that the Fund may borrow on an unsecured basis from banks for temporary or emergency purposes or for the clearance of transactions in amounts not exceeding 10% of its total assets (not including the amount borrowed), provided that it will not make investments	A Fund may not issue any class of securities which is senior to a Fund’s shares of beneficial interest, except to the extent a Fund is permitted to borrow money and except as otherwise consistent with applicable law from time to time.

Policy	All Acquired Funds	All Acquiring Funds
while borrowings in excess of 5% of the value of its total assets are outstanding.

Underwriting	No Fund may act as underwriter (except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio).	A Fund may not act as underwriter of securities of other issuers except to the extent that, in connection with the disposition of portfolio securities or in connection with the purchase of securities directly from the issuer thereof, it may be deemed to be an underwriter under certain federal securities laws.

Concentration	No Fund may invest 25% or more of its total assets, calculated at the time of purchase and taken at market value, in any one industry (other than U.S. government securities), except that the Fund reserves the right to invest all of its assets in shares of another investment company.	A Fund may not purchase any security if as a result 25% or more of a Fund’s total assets (taken at current value) would be invested in securities of issuers in a single industry or group of industries (for purposes of this restriction, bank loans and loan participations will be considered investments in the industry of the underlying borrower, investment companies are not considered to constitute an industry, and derivatives counterparties are not considered to be part of any industry).

Real Estate	No Fund may purchase or sell real estate or interests in real estate or real estate limited partnerships (although the Fund may purchase and sell securities which are secured by real estate, securities of companies which invest or deal in real estate and securities issued by real estate investment trusts).	A Fund will not purchase real estate directly, but may possess, hold, purchase and/or dispose of it in connection with managing or exercising its rights in respect of its investments. A Fund may (i) purchase interests in issuers which deal or invest in real estate, including limited partnership interests of limited partnerships that invest or deal in real estate, purchase securities which are secured by real estate or interests in real estate, including real estate mortgage loans, and acquire (by way of foreclosure or otherwise), hold and/or dispose of real estate that secured, or is otherwise related to, an investment of the Fund. (For purposes of this restriction, investments by a Fund in mortgage-backed securities and other securities representing interests in mortgage pools shall not constitute the purchase or sale of real estate.)

Commodities	No Fund may purchase or sell commodities or commodity futures contracts, except that the Fund may purchase and sell stock index futures contracts for hedging purposes to the extent permitted under applicable federal and state laws and regulations and except that the Funds may engage in foreign exchange forward contracts, although it has no current intention to use such contracts except to settle transactions in securities requiring foreign currency.	A Fund may purchase or sell commodities to the extent permitted by applicable law from time to time.

Policy	All Acquired Funds	All Acquiring Funds

Issue Loans	No Fund may make loans (except for purchases of debt securities consistent with the investment policies of the Funds and except for repurchase agreements).	A Fund may make loans, including to affiliated investment companies, except to the extent a Fund is prohibited from doing so by applicable law. A Fund may purchase loan participations or otherwise invest in loans or similar obligations, and may make loans directly to borrowers, itself or as part of a lending syndicate. A Fund may purchase debt obligations or other financial instruments in which a Fund may invest consistent with its investment policies, enter into repurchase agreements, or lend its portfolio securities.

Control	No Fund may make investments for the purpose of exercising control or management	Same.

Oil and Gas	No Fund may invest in oil and gas limited partnerships or oil, gas or mineral leases.	Same.

Fundamental Policies Specific to Brandes International Equity Fund, Brandes Global Equity Fund, Brandes Emerging Markets Value Fund, Brandes International Small Cap Equity Fund, Brandes Small Cap Value Fund

Each of the above-listed Funds may not:

Policy	Acquired Fund	Acquiring Fund
Short Sales	Make short sales of securities or maintain a short position, except for short sales against the box;	Same.

Securities on Margin	Purchase securities on margin, except such short-term credits as may be necessary for the clearance of transactions; or	Same.

Put and Call Options	Write put or call options, except that the Fund may (a) write covered call options on individual securities and on stock indices; (b) purchase put and call options on securities which are eligible for purchase by the Fund and on stock indices; and (c) engage in closing transactions with respect to its options writing and purchases, in all cases subject to applicable federal and state laws and regulations.	Same.

How do the non-fundamental investment policies compare?

As set forth below, the non-fundamental policies of the Acquired Funds and Acquiring Funds differ. A “non-fundamental” policy may be changed by a Fund’s Board of Trustees without the approval of Fund shareholders.

Non-Fundamental Policies of the Funds

No Fund may:

Policy	Acquired Fund	Acquiring Fund
Section 13	Purchase any security if as a result the Fund would then hold more than 10% of any class of voting securities of an issuer (taking all common stock issues as a single class, all preferred stock issues as a single class, and all debt issues as a single class), except that the Fund reserves the right to invest all of its assets in a class of voting securities of another investment company	No corresponding non-fundamental policy.

Section 12	Purchase (i) more than 3% of the total outstanding shares of another investment company, (ii) shares of another investment company having an aggregate value in excess of 5% of the value of the total assets of the Fund, or (iii) shares of another registered investment company in an amount that would cause the Fund’s aggregate investment in all investment companies to be in excess of 10% of the value of the total assets of the Fund, except as permitted by federal and state law and regulations promulgated thereunder, and except that the Fund reserves the right to invest all of its assets in another investment company.	No corresponding non-fundamental policy.

How does the performance compare?

No performance information is included here for the Acquiring Funds because the Acquiring Funds have not yet commenced investment operations. As the accounting successors to the Acquired Funds, each Acquiring Fund will assume the performance history of its corresponding Acquired Fund at the Closing of the Reorganization. For more information about performance, see the “Performance” section of each Acquired Funds’ prospectus, which is incorporated herein by reference.

How does Management Compare?

Brandes currently manages the Acquired Funds. Similarly, if the Reorganization is approved by shareholders, Brandes will manage the Acquiring Funds. The same portfolio managers that manage the Acquired Funds currently will serve as portfolio managers of the Acquiring Funds. For more information about the Acquired Funds’ management, see the “Management” section of each Acquired Fund’s prospectus, which is incorporated herein by reference. For more information about each Acquiring Fund’s management please see Appendix C.

Additionally, there will be no change to administrator or custodian or the fees charged by the administrator or custodian. The Northern Trust Company serves as the Acquired Funds’ administrator and custodian and is expected to serve as the Acquiring Funds’ administrator and custodian following the Reorganizations. For more information about the Acquired Funds’ administrator and custodian, see the “Investment Advisory and Other Services” section of the Acquired Funds’ Statement of Additional Information, which is incorporated by reference herein. For more information on the service providers to the Acquiring Funds, please see Appendix C.

Additional information about the Reorganization

Rights of Shareholders

The Acquired Funds are organized as separate series of Brandes Trust, an open-end management investment company established under Delaware law as a Delaware statutory trust. Brandes Trust is governed by a board of trustees, currently consisting of five members. For more information on the history of Brandes Trust, see the Statement of Additional Information of the Acquired Funds, incorporated herein by reference.

The Acquiring Funds are each organized as separate series of Datum One, an open-end management investment company organized as a Massachusetts business trust. Datum One is governed by a board of trustees consisting of four members.

The key differences in the rights of shareholders are described in the table below.

Subject	Acquired Funds	Acquiring Funds
Election of Trustees	The number of Trustees constituting the Board of Trustees shall be fixed from time to time by a written instrument signed, or by resolution approved at a duly constituted meeting, by a majority of the Board of Trustees, provided, however, that the number of Trustees shall in no event be less than one (1) nor more than fifteen (15). The Board of Trustees, by action of a majority of the then Trustees at a duly constituted meeting, may fill vacancies in the Board of Trustees or remove Trustees with or without cause. The Shareholders may fix the number of Trustees and elect Trustees at any meeting of Shareholders called by the Trustees for that purpose. A meeting of Shareholders for the purpose of electing or removing one or more Trustees may be called (i) by the Trustees upon their own vote, or (ii) upon the demand of Shareholders owning 10% or more of the Shares of the Trust in the aggregate.	A Trustee may be elected either by the Trustees or by the Shareholders. The Shareholders may fix the number of Trustees and elect Trustees at any meeting of Shareholders called by the Trustees for that purpose and to the extent required by applicable law, including paragraphs (a) and (b) of Section 16 of the 1940 Act. When a quorum is present at any meeting, a plurality of the Shares voted shall elect a Trustee.

Removal of Trustees

The Board of Trustees, by action of a majority of the then Trustees at a duly constituted meeting, may fill vacancies in the Board of Trustees or remove Trustees with or without cause.

Any Trustee may be removed at any meeting of Shareholders by a vote of two-thirds of the outstanding Shares of the Trust. A meeting of Shareholders for the purpose of electing or removing one or more Trustees may be called (i) by the Trustees upon their own vote, or (ii) upon the demand of Shareholders owning 10% or more of the Shares of the Trust in the aggregate.

A Trustee may be removed, with or without cause (i) by vote of the holders of two-thirds of the outstanding shares of the Trust at a meeting called for the purpose or (ii) by vote of two-thirds of the Trustees.

Subject	Acquired Funds	Acquiring Funds
Approval of a Consolidation or Merger	The Trustees may cause (i) the Trust or one or more of its Series to the extent consistent with applicable law to be merged into or consolidated with another Trust or company, (ii) the Shares of the Trust or any Series to be converted into beneficial interests in another statutory trust (or series thereof) created pursuant to this Section 3 of Article VIII, or (iii) the Shares to be exchanged under or pursuant to any state or federal statute to the extent permitted by law. Such merger or consolidation, Share conversion or Share exchange must be authorized by vote of a majority of the outstanding Shares of the Trust, as a whole, or any affected Series, as may be applicable; provided that in all respects not governed by statute or applicable law, the Trustees shall have power to prescribe the procedure necessary or appropriate to accomplish a sale of assets, merger or consolidation including the power to create one or more separate statutory trusts to which all or any part of the assets, liabilities, profits or losses of the Trust may be transferred and to provide for the conversion of Shares of the Trust or any Series into beneficial interests in such separate statutory trust or trusts (or series thereof).	Except as otherwise required by applicable law, the Trustees may, without Shareholder approval, authorize the Trust or any series or class to merge, consolidate or reorganize with any other entity (including another series or class of the Trust), or to sell or exchange all or substantially all of the assets of the Trust or of any series or class, in each case upon such terms and for such consideration as they may determine to be in the best interests of the Trust or of the particular series or class. The authority provided by this Section shall be in addition to the powers granted to the Trustees under any other provision of this Declaration of Trust.

Limitation of Personal Liability

Neither the Trust nor the Trustees, nor any officer, employee or agent of the Trust shall have any power to bind personally any Shareholders, nor, except as specifically provided herein, to call upon any Shareholder for the payment of any sum of money or assessment whatsoever other than such as the Shareholder may at any time personally agree to pay.

If any Shareholder or former Shareholder shall be exposed to liability by reason of a claim or demand relating to his being or having been a Shareholder, and not because of his acts or omissions, the Shareholder or former Shareholder (or his heirs, executors, administrators, or other legal representatives or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled to be held harmless from and indemnified out of the assets of the Trust against all loss and expense arising from such claim or demand.

In case any Shareholder or former Shareholder shall be held to be personally liable solely by reason of his or her being or having been a Shareholder of the Trust or of a particular series or class and not because of his or her acts or omissions or for some other reason, the Shareholder or former Shareholder (or his or her heirs, executors, administrators or other legal representative or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets of the series (or attributable to the class) of which he or she is a Shareholder or former Shareholder to be held harmless from and indemnified against all loss and expense arising from such liability.

Subject	Acquired Funds	Acquiring Funds
Dissenters’ Rights and Preemptive Rights	Shareholders shall have no preemptive or other right to subscribe to any additional Shares or other securities issued by the Trust or any Series.	Shareholders have no preemptive or other right to subscribe to any additional Shares or other securities issued by the Trust.

Derivative and Direct Claims	No similar provisions.

No Shareholder has the right to bring or maintain any court action, claim or other proceeding asserting a derivative claim or any claim asserted on behalf or for the benefit of the Trust or involving any alleged harm to the Trust without first making demand on the Trustees requesting the Trustees to bring or maintain such action, proceeding or claim. Such demand shall not be excused under any circumstances, including claims of alleged interest on the part of the Trustees, unless the Shareholder makes a specific showing that irreparable nonmonetary injury to the Trust would otherwise result. Such demand shall be mailed to the Secretary of the Trust at the Trust’s principal office and shall set forth with particularity the nature of the proposed court action, proceeding or claim and the essential facts relied upon by the Shareholder to support the allegations made in the demand. The Trustees shall consider such demand within 90 days of its receipt by the Trust. In their sole discretion, the Trustees may submit the matter to a vote of Shareholders of the Trust or any series or class of Shares, as appropriate. Any decision by the Trustees to bring, maintain or settle (or not to bring, maintain or settle) such court action, proceeding or claim, or to submit the matter to a vote of Shareholders, shall be binding upon the Shareholders, and no suit, proceeding or other action shall be commenced or maintained after a decision to reject a demand. Any Trustee acting in connection with any demand or any proceeding relating to a claim on behalf or for the benefit of the Trust who is not an Interested Person shall be deemed to be independent and disinterested with respect to such demand, proceeding or claim.

No Shareholder has the right to bring or maintain a court action or other proceeding asserting a direct claim against the Trust, the Trustees or any officers or employees of the

Subject	Acquired Funds	Acquiring Funds
Trust predicated upon an express or implied right of action under the Declaration of Trust or U.S. federal securities laws (excepting direct shareholder actions expressly provided by U.S. federal securities laws), unless the Shareholder has obtained authorization from the Trustees to bring the action. The requirement of authorization shall not be excused under any circumstances, including claims of alleged interest on the part of the Trustees. A request for authorization shall be mailed to the Secretary of the Trust at the Trust’s principal office and shall set forth with particularity the nature of the proposed court action, proceeding or claim and the essential facts relied upon by the Shareholder to support the allegations made in the request. The Trustees shall consider such request within 90 days after its receipt by the Trust. In their sole discretion, the Trustees may submit the matter to a vote of Shareholders of the Trust or of any series or class of Shares, as appropriate. Any decision by the Trustees to settle or to authorize (or not to settle or to authorize) such court action, proceeding or claim, or to submit the matter to a vote of Shareholders, shall be binding upon the Shareholder seeking authorization.

Forum Selection	Unless the Trust consents in writing to the selection of an alternative forum, the sole and exclusive forum for any actions relating to the Trust under the bylaws shall be the Court of Chancery of the State of Delaware or, if such court does not have subject matter jurisdiction thereof, any other court in the State of Delaware with subject matter jurisdiction.	Unless the Trust consents in writing to the selection of an alternative forum, the sole and exclusive forum for any actions relating to the Trust under the Declaration of Trust shall be within the federal or state courts in the Commonwealth of Massachusetts.

Voting Rights	Shareholders shall have power to vote only (i) for the election or removal of Trustees as provided in Article IV, Section 1, and (ii) with respect to such additional matters relating to the Trust as may be required by the Declaration of Trust, the By-Laws or any registration of the Trust with the Commission (or any successor agency) or any state, or as the Trustees may consider necessary or desirable. Each whole Share shall be entitled to one vote as to any matter on which it is entitled to vote and each fractional Share shall	Shareholders have power to vote only (i) for the election of Trustees as provided in Article IV, Section 1, (ii) for the removal of Trustees as provided in Article IV, Section 2, (iii) with respect to any termination of the Trust to the extent and as provided in Article IX, Section 4, (iv) with respect to any amendment of this Declaration of Trust to the extent and as provided in Article IX, Section 8, and (v) with respect to such additional matters relating to the Trust as may be required by the Declaration of Trust,

Subject	Acquired Funds	Acquiring Funds
	be entitled to a proportionate fractional vote. There shall be no cumulative voting in the election of Trustees. Shares may be voted in person or by proxy. A proxy with respect to Shares held in the name of two or more persons shall be valid if executed by any one of them unless at or prior to exercise of the proxy the Trust receives a specific written notice to the contrary from any one of them. A proxy purporting to be executed by or on behalf of a Shareholder shall be deemed valid unless challenged at or prior to its exercise and the burden of proving invalidity shall rest on the challenger.	the Bylaws or any registration of the Trust with the Securities and Exchange Commission (or any successor agency) or any state, or as the Trustees may consider necessary or desirable. Each whole Share shall be entitled to one vote as to any matter on which it is entitled to vote and each fractional Share shall be entitled to a proportionate fractional vote. On any matter submitted to a vote of Shareholders, all Shares of the Trust then entitled to vote shall, except as otherwise provided in the Bylaws, be voted in the aggregate as a single class without regard to series or classes of shares, except (1) when required by the 1940 Act or when the Trustees shall have determined that the matter affects one or more series or classes of Shares materially differently, Shares shall be voted by individual series or class; and (2) when the Trustees have determined that the matter affects only the interests of one or more series or classes, only Shareholders of such series or classes shall be entitled to vote thereon. There shall be no cumulative voting in the election of Trustees.

Dividends and Other Distributions

Each Acquired Fund distributes its net investment income and makes distributions of its net realized capital gains, if any, at least annually. Of the Acquired Funds, Brandes Core Plus Fixed Income Fund and Brandes Separately Managed Account Reserve Trust expect to pay dividends from net investment income monthly, and Brandes International Equity Fund, Brandes Global Equity Fund, Brandes Emerging Markets Value Fund, Brandes International Small Cap Equity Fund and Brandes Small Cap Value Fund expect to pay dividends from net investment income quarterly. Each Acquiring Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis and intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year. Each Acquiring Fund may distribute income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on such Acquiring Fund.

Capitalization of the Funds

The following table shows on an unaudited basis the capitalization of each of the Acquired Funds as of March 1, 2024 and each of the Acquiring Funds on a pro forma basis as of March 1, 2024, giving effect to the Reorganization. The number of shares outstanding for each Fund does not reflect purchase and sale transactions that had not yet settled as of March 4, 2024.

Brandes International Equity Fund

	Acquired Fund		Acquiring Fund	Pro Forma Adjustments (if any)	Pro Forma Combined
Net Assets	Net Assets
Class A	$40,131,579.39	Class A	$0	N/A	$40,131,579.39
Class C	$7,723,109.59	Class C	$0	N/A	$7,723,109.59
Class I	$663,572,480.91	Class I	$0	N/A	$663,572,480.91
Class R6	$63,384,270.42	Class R6	$0		$63,384,270.42
Net Asset Value Per Share	Net Asset Value Per Share
Class A	$20.25	Class A	$0	N/A	$20.25
Class C	$19.82	Class C	$0	N/A	$19.82
Class I	$20.46	Class I	$0	N/A	$20.46
Class R6	$20.64	Class R6	$0	N/A	$20.64
Shares Outstanding	Shares Outstanding
Class A	1,981,806.390	Class A	0	N/A	1,981,806.390
Class C	389,662.441	Class C	0	N/A	389,662.441
Class I	32,432,672.572	Class I	0	N/A	32,432,672.572
Class R6	3,136,030.704	Class R6	0	N/A	3,136,030.704

Brandes Global Equity Fund

	Acquired Fund		Acquiring Fund	Pro Forma Adjustments (if any)	Pro Forma Combined
Net Assets	Net Assets
Class A	$1,534,872.95	Class A	$0	N/A	$1,534,872.95
Class C	$422,842.30	Class C	$0	N/A	$422,842.30
Class I	$45,317,246.99	Class I	$0	N/A	$45,317,246.99
Class R6	$0	Class R6	$0	N/A	$0
Net Asset Value Per Share	Net Asset Value Per Share
Class A	$28.95	Class A	$0	N/A	$28.95
Class C	$28.54	Class C	$0	N/A	$28.54
Class I	$29.35	Class I	$0	N/A	$29.35
Class R6	$0	Class R6	$0	N/A	$0
Shares Outstanding	Shares Outstanding
Class A	53,018.064	Class A	0	N/A	53,018.064
Class C	14,815.778	Class C	0	N/A	14,815.778
Class I	1,544,028.858	Class I	0	N/A	1,544,028.858
Class R6	0	Class R6	0	N/A	0

Brandes Emerging Markets Value Fund

	Acquired Fund		Acquiring Fund	Pro Forma Adjustments (if any)	Pro Forma Combined
Net Assets	Net Assets
Class A	$151,177,282.67	Class A	$0	N/A	$151,177,282.67
Class C	$4,514,750.27	Class C	$0	N/A	$4,514,750.27
Class I	$523,561,689.82	Class I	$0	N/A	$523,561,689.82
Class R6	$8,282,681.49	Class R6	$0	N/A	$8,282,681.49
Net Asset Value Per Share	Net Asset Value Per Share
Class A	$8.39	Class A	$0	N/A	$8.39
Class C	$8.03	Class C	$0	N/A	$8.03
Class I	$8.46	Class I	$0	N/A	$8.46
Class R6	$8.53	Class R6	$0	N/A	$8.53
Shares Outstanding	Shares Outstanding
Class A	18,018,746.441	Class A	0	N/A	18,018,746.441
Class C	543,291.247	Class C	0	N/A	543,291.247
Class I	61,886,724.571	Class I	0	N/A	61,886,724.571
Class R6	971,006.038	Class R6	0	N/A	971,006.038

Brandes International Small Cap Equity Fund

	Acquired Fund		Acquiring Fund	Pro Forma Adjustments (if any)	Pro Forma Combined
Net Assets	Net Assets
Class A	$59,271,443.41	Class A	$0	N/A	$59,271,443.41
Class C	$3,493,900.11	Class C	$0	N/A	$3,493,900.11
Class I	$390,972,605.97	Class I	$0	N/A	$390,972,605.97
Class R6	$637,879.69	Class R6	$0	N/A	$637,879.69
Net Asset Value Per Share	Net Asset Value Per Share
Class A	$15.63	Class A	$0	N/A	$15.63
Class C	$14.97	Class C	$0	N/A	$14.97
Class I	$15.73	Class I	$0	N/A	$15.73
Class R6	$15.83	Class R6	$0	N/A	$15.83
Shares Outstanding	Shares Outstanding
Class A	3,792,158.898	Class A	0	N/A	3,792,158.898
Class C	233,393.461	Class C	0	N/A	233,393.461
Class I	24,855,219.706	Class I	0	N/A	24,855,219.706
Class R6	40,295.621	Class R6	0	N/A	40,295.621

Brandes Small Cap Value Fund

	Acquired Fund		Acquiring Fund	Pro Forma Adjustments (if any)	Pro Forma Combined
Net Assets	Net Assets
Class A	$5,915,672.96	Class A	$0	N/A	$5,915,672.96
Class I	$23,897,060.99	Class I	$0	N/A	$23,897,060.99
Class R6	$26,674.57	Class R6	$0	N/A	$26,674.57
Net Asset Value Per Share	Net Asset Value Per Share
Class A	$14.61	Class A	$0	N/A	$14.61
Class I	$14.83	Class I	$0	N/A	$14.83
Class R6	$13.91	Class R6	$0	N/A	$13.91
Shares Outstanding	Shares Outstanding
Class A	404,905.747	Class A	0	N/A	404,905.747
Class I	1,611,399.932	Class I	0	N/A	1,611,399.932
Class R6	1,917.654	Class R6	0	N/A	1,917.654

Brandes Core Plus Fixed Income Fund

	Acquired Fund		Acquiring Fund	Pro Forma Adjustments (if any)	Pro Forma Combined
Net Assets	Net Assets
Class A	$1,234,369.95	Class A	$0	N/A	$1,234,369.95
Class I	$82,643,230.74	Class I	$0	N/A	$82,643,230.74
Class R6	$9,501,954.81	Class R6	$0	N/A	$9,501,954.81
Net Asset Value Per Share	Net Asset Value Per Share
Class A	$8.25	Class A	$0	N/A	$8.25
Class I	$8.33	Class I	$0	N/A	$8.33
Class R6	$8.32	Class R6	$0	N/A	$8.32
Shares Outstanding	Shares Outstanding
Class A	149,620.600	Class A	0	N/A	149,620.600
Class I	9,921,156.151	Class I	0	N/A	9,921,156.151
Class R6	1,142,061.876	Class R6	0	N/A	1,142,061.876

Brandes Separately Managed Account Reserve Trust

	Acquired Fund	Acquiring Fund	Pro Forma Adjustments (if any)	Pro Forma Combined
Net Assets	Net Assets
	$155,281,317.46	$0	N/A	$155,281,317.46
Net Asset Value Per Share	Net Asset Value Per Share
	$7.83	$0	N/A	$7.83
Shares Outstanding	Shares Outstanding
	19,831,585.890	0	N/A	19,831,585.890

The Reorganization Agreement

The terms and conditions under which the proposed transactions may be consummated are set forth in the Reorganization Agreement. Significant provisions of the Reorganization Agreement are summarized below; however, this summary is qualified in its entirety by reference to the Reorganization Agreement, a form of which is attached to this Proxy Statement/Prospectus as Appendix A.

The Reorganization Agreement provides for: (i) the transfer of all of the assets of each Acquired Fund to its corresponding Acquiring Fund in exchange solely for Acquiring Fund Shares of equal net asset value and the assumption by the corresponding Acquiring Fund of all of the Acquired Fund’s liabilities; (ii) the distribution by each Acquired Fund of the applicable Acquiring Fund Shares of the corresponding classes pro rata to the shareholders of the Acquired Fund holding the applicable classes, and (iii) the termination, dissolution and complete liquidation of each Acquired Fund as soon as possible following its Reorganization.

The obligations of the Funds under the Reorganization Agreement are subject to various conditions, including approval of the shareholders of each Acquired Fund and that the Funds receive an opinion from the law firm of Ropes & Gray LLP to the effect that each Reorganization will qualify as a “reorganization” for federal income tax purposes. The Reorganization Agreement also requires that each of the Funds take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by the Reorganization Agreement. The Reorganization Agreement may be terminated by mutual agreement of the parties or by one party on certain other grounds.

The Reorganization of each Acquired Fund is not contingent upon the reorganization of any other Acquired Fund. Accordingly, if shareholders of one Acquired Fund approve its Reorganization, but shareholders of a second Acquired Fund do not approve the second Acquired Fund’s Reorganization, it is expected that the Reorganization of the first Acquired Fund will take place as described in this combined Proxy Statement/Prospectus. If shareholders of any Acquired Fund fail to approve its Reorganization, the Board will consider what other actions, if any, may be appropriate.

Please refer to Appendix A to review the terms and conditions of the Reorganization Agreement.

Expenses of the Reorganization

The expenses of the Reorganization will be paid by Brandes (or its respective affiliates) and are not subject to recoupment. The expenses of the Reorganization include, but are not limited to, the costs associated with the preparation of necessary filings with the SEC, printing and distribution of the Proxy Statement/Prospectus and proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding the Special Meeting.

Portfolio Transitioning

As discussed above, each Acquiring Fund and its corresponding Acquired Fund have either identical or substantially similar principal investment strategies. As a result, the Funds’ portfolio managers do not anticipate the need to sell a significant portion of Acquired Fund holdings to effect a Reorganization if the Reorganization is approved by shareholders. To the extent that Acquired Fund holdings are sold or closed prior to the Closing Date, the proceeds of such sales are expected to be invested in securities that the portfolio managers wish for the corresponding Acquiring Fund to hold and in temporary investments, which will be delivered to the corresponding Acquiring Fund at the Closing Date. In certain jurisdictions, an Acquired Fund may be required to dispose of securities in the market in order to transfer them to the corresponding Acquiring Fund. Such a disposition may result in the recognition of income or gain, which would generally need to be distributed to the Acquired Fund’s shareholders.

Tax Considerations

Each Reorganization is intended to qualify for federal income tax purposes as a “reorganization” under Section 368 of the Internal Revenue Code of 1986, as amended (the “Code”). Accordingly, the shareholders of the Acquired Funds are not expected to recognize any gain or loss for federal income tax purposes directly from the transactions contemplated by the Reorganization Agreement, and in general, neither the Acquired Funds nor the Acquiring Funds are expected to recognize gain or loss for federal income tax purposes directly from the transactions contemplated by the Reorganization Agreement.

As a condition to each Fund’s obligation to consummate the applicable Reorganization, the Funds will receive a favorable tax opinion from Ropes & Gray LLP, counsel to Datum One (which opinion will be subject to certain qualifications), satisfactory to both parties substantially to the effect that, on the basis of the existing provisions of the Code, Treasury regulations promulgated thereunder, current administrative rules and court decisions, generally for federal income tax purposes, with respect to each Reorganization:

(i) the Reorganization will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and each of the Acquired Funds and the corresponding Acquiring Fund will be a “party to a reorganization” within the meaning of Section 368(b) of the Code;

(ii) no gain or loss will be recognized by any Acquired Fund (a) upon the transfer of its assets to the corresponding Acquiring Fund pursuant to the Reorganization Agreement in exchange for shares of such Acquiring Fund and the assumption of all of the Acquired Fund’s liabilities by such Acquiring Fund or (b) upon the distribution of shares of the corresponding Acquiring Fund by the Acquired Fund to its shareholders in liquidation of such Acquired Fund;

(iii) no gain or loss will be recognized by any Acquiring Fund upon the receipt of the assets of the corresponding Acquired Fund in exchange for the assumption by the Acquiring Fund of all the liabilities of the corresponding Acquired Fund and issuance of shares of the Acquiring Fund;

(iv) each Acquiring Fund’s tax basis in the assets of the corresponding Acquired Fund transferred to the Acquiring Fund pursuant to the Reorganization Agreement will be the same as such Acquired Fund’s tax basis immediately prior to the transfer;

(v) the holding periods in the hands of each Acquiring Fund of each asset of the corresponding Acquired Fund transferred to the Acquiring Fund pursuant to the Reorganization Agreement will include the period during which such asset was held or treated for federal income tax purposes as held by such Acquired Fund;

(vi) no gain or loss will be recognized by shareholders of any Acquired Fund upon the exchange of their shares of such Acquired Fund for shares of the corresponding Acquiring Fund (including fractional shares to which they may be entitled) pursuant to the Reorganization Agreement;

(vii) the aggregate tax basis of the shares of an Acquiring Fund each shareholder of the corresponding Acquired Fund receives pursuant to the Reorganization Agreement (including fractional shares to which they may be entitled) will be the same as the aggregate tax basis of such Acquired Fund shares exchanged therefor;

(viii) an Acquired Fund’s shareholder’s holding period for the shares of the corresponding Acquiring Fund (including fractional shares to which they may be entitled) received pursuant to the Reorganization Agreement will be determined by including the period during which such shareholder held or is treated for federal income tax purposes as having held the shares of such Acquired Fund exchanged therefor, provided that the shareholder held those Acquired Fund shares as a capital asset on the date of the exchange;

(ix) each Acquiring Fund will succeed to and take into account the items of the corresponding Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Regulations thereunder, and the taxable year of each Acquired Fund will not end as a result of the Reorganization.

The Acquiring Funds will file the tax opinion with the SEC shortly after completion of the proposed merger. The opinion will be based on certain factual certifications made by officers of each of the Acquired Funds and Acquiring Funds, and such other items as Ropes & Gray LLP deems necessary to render the opinion, and will also be based on customary assumptions. The opinion is not a guarantee that the tax consequences of the Reorganization will be as described above. There is no assurance that the Internal Revenue Service will agree with the opinion. If the Reorganization were consummated but did not qualify as a “reorganization,” Acquired Fund shareholders would recognize a taxable gain or loss equal to the difference between their tax basis in their Acquired Fund shares and the fair market value of the shares of the applicable Acquiring Fund received.

The ability of any Acquiring Fund to carry forward capital losses (if any) of the corresponding Acquired Fund and to use such losses to offset future gains is not expected to be limited as a result of the Reorganization. If any of an Acquired Fund’s holdings are sold in connection with the Reorganization, any capital gains recognized in such sales will be distributed to shareholders during or with respect to the year of sale, and such distributions will be taxable to shareholders. This description of the federal income tax consequences of the Reorganization is made without regard to the particular facts and circumstances of any shareholder. Shareholders are urged to consult their own tax advisers as to the specific consequences to them of the Reorganization in light of their individual circumstances, and as to the applicability and effect of state, local, non-U.S., and other tax laws.

What is the Brandes Board’s recommendation?

At a meeting of the Brandes Board held on February 14, 2024, after consideration of such factors and information it considered relevant (see below), the Brandes Board, including a majority of the Trustees who are not “interested persons,” as defined in Section 2(a)(19) of the 1940 Act (the “Independent Trustees”), approved the Reorganization Agreement and voted to recommend to shareholders that they approve the Reorganization Agreement. The Brandes Board is therefore recommending that shareholders of each Acquired Fund vote “FOR” the Reorganization Agreement.

What factors did the Brandes Board consider?

The Brandes Board has approved the Reorganization Agreement with respect to each of the Acquired Funds. In considering these matters, the Brandes Board considered each Reorganization separately and concluded that each Reorganization was in the best interests of the shareholders of the applicable Acquired Fund.

In considering the proposed Reorganizations, the Independent Trustees of the Brandes Board reviewed information provided by the Adviser and Northern in response to an information request addressing, among other things, the nature and structure of each Reorganization, the proposed impact and benefits to shareholders, any changes in portfolio strategy, management or design, and the tax impact of the Reorganizations. The Brandes Board took into account the Adviser’s views as to the potential benefits of the Reorganizations to shareholders, such as, but not limited to, the potential for operational efficiencies, permitting the Adviser to focus on portfolio management and sales and distribution efforts to grow the Acquiring Funds; the potential for economies of scale and lower expenses over time due to the potentially larger asset base of Datum One, Northern’s series trust platform (represented by additional non-Brandes managed series of Datum One); the opportunity to share various costs as well as potentially better pricing arrangements with service providers; and potentially greater access to professionals and other resources of Datum One, including resources to navigate increasing industry complexity and regulatory changes.

The Brandes Board reviewed the information provided and considered the Reorganizations at meetings held on January 25, 2024, and February 14, 2024. The Brandes Board met with representatives of the Adviser, Northern, Foreside, and Datum One to gain a better understanding of the proposed Reorganizations and the anticipated plans to support and grow the Acquiring Funds and Datum One. The Independent Trustees also met with the Funds’ Chief Compliance Officer and with their independent counsel in executive sessions at which no representatives of the Adviser or any other management organizations of the Acquired Funds or the Acquiring Funds were present.

In approving the proposed Reorganizations, the Brandes Board, including the Independent Trustees (with the advice and assistance of independent counsel), also considered, among other things:

•	that each Reorganization was recommended by Brandes, the investment adviser to the applicable Acquired Fund;

•	the terms and conditions of each Reorganization;

•

the expectation that each Reorganization would constitute a “reorganization” within the meaning of Section 368(a) of the Code and that each Acquired Fund and its shareholders generally would not recognize gain or loss for U.S. federal income tax purposes in the Reorganization;

•	that the total annual net operating expenses of each of the Acquiring Funds are expected to be the same as or lower than the current total annual net operating expenses of the Acquired Funds;

•

that the Adviser has agreed to enter into similar expense limitation agreements and management fee waiver agreements, as applicable, with the Acquiring Funds as are currently in place with the Acquired Funds for at least two years following the Reorganizations;

•

that each Acquiring Fund would have identical investment objectives, identical or substantially similar principal investment strategies, and substantially similar principal risks as the corresponding Acquired Fund;

•	that the portfolio managers responsible for the day-to-day management of the Acquired Funds would not change as a result of the Reorganizations;

•	the types of services expected to be provided to each Acquiring Fund by the service providers retained by Datum One;

•	the qualifications and experience of the Acquiring Funds’ service providers;

•

that Northern, which currently serves as the administrator, fund accountant, transfer and dividend disbursing agent, and custodian for the Acquired Funds, would serve in the same roles for the Acquiring Funds, and that the same team of individuals at Northern that currently provides services to the Acquired Funds would provide services to the Acquiring Funds;

•	the experience and background of Datum One’s officers and independent trustees;

•	that each Reorganization would allow Acquired Fund shareholders who wish to continue to invest in a mutual fund managed in substantially the same manner as the applicable Acquired Fund to do so;

•

that the Reorganizations would not result in the dilution of the interests of the Acquired Funds’ existing shareholders, and that participating in the Reorganizations is in the best interests of each of the Acquired Funds;

•

that the Adviser would bear the costs of the proposed Reorganizations, including any transaction costs associated with any sale and repurchase of portfolio securities of an Acquired Fund in connection with a Reorganization, so long as such payment would not result in the failure of such Reorganization to qualify as a “reorganization” within the meaning of Section 368(a)(l)(F) of the Code;

•	that the proposed Reorganizations would be submitted to the Acquired Funds’ shareholders for their approval; and

•	that the Acquired Fund shareholders who do not wish to become Acquiring Fund shareholders may redeem their Acquired Fund shares before the Reorganizations.

After consideration of these and other factors it deemed appropriate, the Brandes Board determined that each of the Acquired Fund Reorganizations would not dilute the interests of the applicable Acquired Fund’s shareholders, and that participating in each Reorganization is in the best interests of the applicable Acquired Fund and its shareholders. The Brandes Board, including the Independent Trustees, unanimously approved the Reorganization Agreement with respect to each Reorganization and recommended that shareholders of each Acquired Fund approve the Reorganization Agreement.

What is the required vote?

Approval of the Reorganization Agreement must be approved by vote of a majority of the outstanding voting securities, as of the record date, of each Acquired Fund, as defined in the 1940 Act. A vote of a majority of the outstanding voting securities is defined in the 1940 Act as the affirmative vote of the lesser of (a) 67% or more of the voting securities of a fund that are present or represented by proxy at the Meeting, if the holders of more than 50% of the outstanding voting securities of the fund are present or represented by proxy at the Meeting; or (b) more than 50% of the outstanding voting securities of the fund.

What happens if shareholders do not approve a Reorganization?

If shareholders of an Acquired Fund do not approve the Reorganization with respect to such Acquired Fund, that Acquired Fund will continue to be managed by Brandes as described in its Prospectus until such time as the Brandes Board determines what action should be taken, including engaging in a taxable liquidation of such Acquired Fund.

Obtaining Information from the SEC.

Datum One Series Trust and the Brandes Trust are subject to the informational requirements of the Securities Act of 1933, the Securities Exchange Act of 1934 and the 1940 Act, and must file certain reports and other information with the SEC.

The reports and other information filed by the Acquired and Acquiring Funds are available on the SEC’s website at http://www.sec.gov.

GENERAL INFORMATION ABOUT THE PROXY STATEMENT/PROSPECTUS

Who is asking for my vote?

The Brandes Board is soliciting your vote for a special meeting of each of the Acquired Fund’s shareholders.

How is my proxy being solicited?

The Acquired Funds have retained Okapi Partners LLC (the “Solicitor”) to assist in the solicitation of proxies, at an estimated cost of approximately $186,968.42, which will be paid by Brandes. As the date of the Special Meeting approaches, certain shareholders may receive a telephone call from a representative of the Solicitor if their votes have not yet been received. Authorization to permit the Solicitor to execute proxies may be obtained by telephonic instructions from shareholders of each Acquired Fund. Proxies that are obtained telephonically will be recorded in accordance with certain procedures, as explained further below. The Brandes Board believes that these procedures are reasonably designed to ensure that both the identity of the shareholder casting the vote and the voting instructions of the shareholder are accurately determined and recorded.

In situations where a telephonic proxy is solicited, the Solicitor’s representative will confirm each shareholder’s full name, address, and title (if the shareholder is authorized to act on behalf of an entity, such as a corporation). The Solicitor’s representative will answer any questions regarding the proxy process and the proposal put forth and ask for the shareholder’s instructions on the proposal. Although the Solicitor’s representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than reading any recommendation set forth in the Proxy Statement/Prospectus. The Solicitor’s representative will record the shareholder’s instructions on a recorded line and submit the vote on their behalf. Within approximately 72 hours of soliciting telephonic voting instructions, the shareholder will be sent a letter or mailgram to confirm his or her vote and asking the shareholder to call the Solicitor immediately if his or her instructions are not correctly reflected in the confirmation.

Should you require additional information regarding the Special Meeting, you may contact Okapi Partners toll-free at (888) 785-6709. In addition to solicitation by mail, certain officers and representatives of the Acquired Funds, officers and employees of Brandes or its affiliates and certain financial services firms and their representatives, who will receive no extra compensation for their services, may solicit votes by telephone, telegram, facsimile, or other communication.

What happens to my proxy once I submit it?

The Brandes Board has named Bonnie Acar and Marsha Otto or one or more substitutes designated by them, as proxies who are authorized to vote Acquired Fund shares as directed by shareholders.

Can I revoke my proxy after I submit it?

A shareholder may revoke a cast proxy at any time prior to the Special Meeting by filing with the shareholder’s Acquired Fund a written revocation or a duly executed proxy bearing a later date. In addition, any shareholder who attends the Special Meeting may vote by ballot at the Special Meeting, thereby canceling any proxy previously given.

How do I attend the Meeting?

To attend the shareholder meeting in person, you will need proof of ownership of an Acquired Fund, such as your Proxy Card (or a copy thereof) , if your shares are held directly. If you wish to attend the meeting and your shares are held through a financial intermediary, such as a broker, or nominee, you will need to request a legal proxy from your intermediary or have other proof of beneficial ownership, such as a brokerage statement showing your holdings of the shares of a Fund.

How do I vote at the Meeting?

Record Owners. If you are a shareholder of record of an Acquired Fund and wish to vote at the Meeting, you will be asked to provide the control number found on the Proxy Card you received prior to voting.

Beneficial Owners. If you hold your shares through an intermediary, such as a bank or broker, and you wish to vote at the Meeting, you must first obtain a legal proxy from your financial intermediary. You will be asked to provide that legal proxy at the meeting. If you wish to submit the legal proxy prior to the shareholder meeting, please email it, along with a completed ballot, to Brandes@OkapiPartners.com.

How will my shares be voted?

If you follow the voting instructions, your proxies will vote your shares as you have directed. If you submit your executed Proxy Ballot but do not vote on the proposal, your proxies will vote on the proposal as recommended by the Brandes Board. If any other matter is properly presented at the Special Meeting, your proxies will vote in their discretion in accordance with their best judgment, including on any proposal to adjourn the meeting. At the time this Proxy Statement/Prospectus was printed, the Brandes Board knew of no matter that needed to be acted upon at the Special Meeting other than the proposal discussed in this Proxy Statement/Prospectus.

Quorum and Tabulation

Each shareholder of an Acquired Fund is entitled to one vote for each share held as to any matter on which such shareholder is entitled to vote and for each fractional share that is owned, the shareholder shall be entitled to a proportionate fractional vote. A quorum of shareholders is required to take action at the Special Meeting. For purposes of the Special Meeting, a quorum is present to transact business on a proposal for each Acquired Fund if the holders of 40% of the outstanding shares of an Acquired Fund entitled to vote on the proposal are present in person or by proxy. The shares represented by a proxy that is properly executed and returned will be considered to be present at the Special Meeting.

Adjournments

If a quorum is not present at the Special Meeting, or if there are insufficient votes to approve any proposal the Special Meeting convened on the date for which it was called may be adjourned from time to time (one or more times) without further notice by a majority vote of the shares represented at the Special Meeting, either in person or by proxy to permit additional time for the solicitation of proxies, in accordance with the organizational documents of the Brandes Trust and applicable law. Any adjourned session or sessions may be held, within a reasonable time after the date set for the original Special Meeting without the necessity of notice of the adjourned meeting(s) or of the business to be transacted at an adjourned meeting, other than by announcement at the meeting at which the adjournment is taken, unless the Trustees fix a new record date for the adjourned meeting. Solicitation of votes may continue to be made without any obligation to provide any additional notice of the adjournment. The persons named as proxies will vote in favor of such adjournments in their discretion.

Broker Non-Votes and Abstentions

For purposes of determining the presence of a quorum, abstentions will be counted as present; however, they will have the effect of a vote AGAINST the approval of the Reorganization, because an absolute percentage of affirmative votes is required to approve the Reorganization.

“Broker non-votes” relate to shares that are held of record by a broker-dealer for a beneficial owner who has not given instructions to such broker-dealer. Pursuant to certain rules promulgated by the New York Stock Exchange LLC that govern the voting by such broker-dealers, a broker-dealer holding shares of record for a beneficial owner may not exercise discretionary voting power with respect to certain non-routine matters, such as the proposal to approve the Reorganization. Broker non-votes will not be counted toward quorum.

How many shares are outstanding?

As of April 12, 2024 (the “Record Date”), each Acquired Fund had the number of shares of beneficial interest listed below outstanding and entitled to vote.

Fund Name	Shares Outstanding and Entitled to Vote
Brandes International Equity Fund	Class A – 2,014,300.834 Class C – 357,051.696 Class I – 32,674,665.269 Class R6 – 3,205,965.448
Brandes Global Equity Fund	Class A – 53,738.209 Class C – 28,234.529 Class I – 1,539,428.721
Brandes Emerging Markets Value Fund	Class A – 18,666,203.790 Class C – 527,526.303 Class I – 60,488,524.113 Class R6 – 975,892.089
Brandes International Small Cap Equity Fund	Class A – 3,741,642.970 Class C – 233,186.055 Class I – 25,497,578.507 Class R6 – 43,135.861
Brandes Small Cap Value Fund	Class A – 455,413.794 Class I – 1,711,708.298 Class R6 – 1,970.404
Brandes Core Plus Fixed Income Fund	Class A – 150,182.039 Class I – 10,340,989.903 Class R6 – 1,146,126.370
Brandes Separately Managed Account Reserve Trust	19,858,477.315

All shareholders of each Acquired Fund will vote together as a single class with respect to each Acquired Fund’s approval of its respective reorganization. Shares have no preemptive or subscription rights. To the knowledge of Brandes, as of the Record Date, the officers and Trustees of each Acquired Fund, as a group, own less than 2% of the shares of any class of an Acquired Fund.

Appendix E hereto lists the persons that, as of the Record Date owned beneficially or of record 5% or more of the outstanding shares of any class of an Acquired Fund.

Dissenters’ Rights

If a Reorganization is approved at the Special Meeting, an Acquired Fund’s shareholders will not have the right to dissent and obtain payment of the fair value of their shares because the exercise of dissenters’ rights is subject to the forward pricing requirements of Rule 22c-1 under the 1940 Act, which supersedes state law. Shareholders of each Acquired Fund, however, have the right to redeem their shares at net asset value until the Closing Date of the Reorganization. After the Reorganization, Acquired Fund shareholders will hold shares of their corresponding Acquiring Fund, which may also be redeemed at net asset value.

Can shareholders submit proposals for a future shareholder meeting?

No Acquired Fund is required to hold annual meetings and currently no Acquired Fund intends to hold such meetings unless shareholder action is required by law. Shareholders of an Acquired Fund who want to present a proposal for action at a future meeting should submit a written proposal to their respective Acquired Fund for potential inclusion in a future proxy statement a reasonable amount of time before the Acquired Fund begins to print and mail its proxy materials. Submission of a proposal does not necessarily mean that such proposal will be included in the Acquired Fund’s proxy statement. Whether a proposal is included in a proxy statement will be determined in accordance with applicable federal and state laws. If the Reorganization of an Acquired Fund is approved by its shareholders, there will be no further meetings of shareholders of such Acquired Fund.

In order that the presence of a quorum at the Special Meeting may be assured, prompt execution and return of the enclosed Proxy Ballot is requested. A self-addressed postage paid envelope is enclosed for your convenience. You also may vote via telephone or via the Internet. Please follow the voting instructions as outlined on your Proxy Ballot.

By order of the Board of Trustees of Brandes Investment Trust

Name: Jeff Busby
Title: President and Trustee, Brandes Investment Trust
Date: May 1, 2024

APPENDIX A: FORM OF AGREEMENT AND PLAN OF REORGANIZATION

The Form of Agreement and Plan of Reorganization has been included to provide investors with information regarding its terms. It is not intended to provide any other factual information about the Acquired Fund or the Acquiring Fund. In addition, the Agreement and Plan of Reorganization may be revised from that shown here prior to its execution, and may be amended after its execution.

AGREEMENT AND PLAN OF REORGANIZATION

This Agreement and Plan of Reorganization (the “Agreement”) is made as of [DATE], by and among (i) Datum One Series Trust, a Massachusetts business trust (the “Acquiring Trust”), on behalf of its series listed on Exhibit A attached hereto (each series an “Acquiring Fund” and collectively, the “Acquiring Funds”), (ii) Brandes Investment Trust, a Delaware statutory trust (the “Acquired Trust”), on behalf of its series listed on Exhibit A attached hereto (each series an “Acquired Fund” and collectively, the “Acquired Funds”), and (iii) for purposes of Sections 4.3, 5.6, 5.8, 5.11, 6.7, 7.4, 7.5, 7.6, 7.7(b), 7.8, 8.6, 9.2, 10.2 and 11.3 only, Brandes Investment Partners, L.P. (“Brandes Partners”). Capitalized terms used herein shall have the meanings ascribed to them in this Agreement. Other than the Acquiring Funds and the Acquired Funds, no other series of either the Acquiring Trust or the Acquired Trust are parties to this Agreement.

This Agreement is intended to be, and is adopted as, a plan of reorganization and liquidation within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”). Each Acquired Fund’s reorganization into its corresponding Acquiring Fund (each a “Reorganization,” and together, the “Reorganizations”) will consist of (i) the transfer of all of the assets of the Acquired Fund to its corresponding Acquiring Fund in exchange solely for shares of beneficial interest of the corresponding Acquiring Fund of equal net asset value (the “Acquiring Fund Shares”) and the assumption by the corresponding Acquiring Fund of all the Acquired Fund’s Liabilities (as defined below); (ii) the distribution, after the closing date provided in Section 3.1 (the “Closing Date”), by each Acquired Fund of Acquiring Fund Shares of the corresponding classes set forth in Exhibit A hereto pro rata to the shareholders of the Acquired Fund holding the applicable classes; and (iii) the termination, dissolution and complete liquidation of the Acquired Fund as provided herein, all upon the terms and subject to the conditions hereinafter set forth in this Agreement.

This Agreement provides for multiple Reorganizations and each Reorganization between an Acquired Fund and its corresponding Acquiring Fund shall be treated as if it had been the subject of a separate agreement.

WHEREAS, each Acquired Fund and each Acquiring Fund is a separate series of an open-end, registered investment company of the management type;

WHEREAS, each Acquiring Fund is a “shell” series of the Acquiring Trust without assets (other than nominal seed capital) or liabilities, created for the purpose of acquiring the assets and liabilities of the corresponding Acquired Fund;

WHEREAS, the Board of Trustees of the Acquiring Trust has determined that the exchange of all of the assets of each Acquired Fund for corresponding Acquiring Fund Shares and the assumption of all of the Liabilities (as defined below) of the respective Acquired Fund by the corresponding Acquiring Fund on the terms and subject to the conditions hereinafter set forth are in the best interests of each Acquiring Fund and that the interests of each Acquiring Fund’s existing shareholders, if any, will not be diluted as a result of the transactions contemplated hereby; and

WHEREAS, the Board of Trustees of the Acquired Trust has determined that such exchange is in the best interests of each Acquired Fund and that the interests of each Acquired Fund’s existing shareholders will not be diluted as a result of the transactions contemplated hereby;

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto hereby agree as follows:

1.	TRANSFER OF ASSETS OF EACH ACQUIRED FUND IN EXCHANGE FOR ASSUMPTION OF LIABILITIES AND CORRESPONDING ACQUIRING FUND SHARES AND LIQUIDATION OF THE ACQUIRED FUND

1.1	On the terms and subject to the conditions hereof and on the basis of the representations and warranties contained herein:

(a)

Each Acquired Fund will sell, assign, convey, transfer and deliver to the corresponding Acquiring Fund, and each Acquiring Fund will acquire, on the Closing Date, all of the properties and assets of its corresponding Acquired Fund as set forth in Section 1.2.

(b)

In consideration therefor, each Acquiring Fund shall, on the Closing Date: (i) assume all of the liabilities of its corresponding Acquired Fund, whether absolute or contingent, known or unknown, accrued or unaccrued, including without limitation the obligations under indemnification agreements, dated November 2, 2015 and January 25, 2024, with certain trustees of the Acquired Trust (the “Liabilities”), and (ii) issue and deliver to the corresponding Acquired Fund full and fractional Acquiring Fund Shares of the classes set forth in Exhibit A hereto having a net asset value with respect to each class equal to the net asset value of the same class of shares of such Acquired Fund, computed in the manner and as of the time and date set forth in Section 2.2. Such transactions shall take place at the closing provided for in Section 3 (the “Closing”).

(c)

Upon consummation of the transactions described in subsections (a) and (b) above, each Acquired Fund as part of its complete liquidation shall distribute to its shareholders of record as of the Closing Date the Acquiring Fund Shares received by it, each shareholder being entitled to receive that number and class of Acquiring Fund Shares equal to the total of (i) the number of shares of each class of the corresponding Acquired Fund (the “Acquired Fund Shares”) held by such shareholder divided by the number of such class of Acquired Fund Shares outstanding on such date multiplied by (ii) the total number of Acquiring Fund Shares of the corresponding class as of the Closing Date.

1.2

Subject to Section 1.7 below, the assets of each Acquired Fund to be acquired by the corresponding Acquiring Fund shall consist of all assets, including, without limitation, cash, cash equivalents, securities, commodities and futures interests, dividends and interest receivable, receivables for shares sold and all other properties and assets which are owned by such Acquired Fund on the Closing Date and any deferred or prepaid expenses shown as an asset on the books of such Acquired Fund on the Closing Date.

1.3

As provided in Section 3.4, as soon after the Closing Date as is conveniently practicable, each Acquired Fund will as part of its complete liquidation distribute pro rata to its shareholders of record the Acquiring Fund Shares received by such Acquired Fund as contemplated by Section 1.1 (the “Liquidation Date”). Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the respective Acquired Fund on the books of the corresponding Acquiring Fund to open accounts on the share records of such Acquiring Fund in the names of the corresponding Acquired Fund shareholders and representing the respective pro rata number and class of the Acquiring Fund Shares due to such shareholders. No Acquiring Fund shall issue certificates representing Acquiring Fund Shares in connection with such exchange.

1.4

With respect to the Acquiring Fund Shares distributable pursuant to Section 1.3 to an Acquired Fund shareholder holding a certificate or certificates for shares of an Acquired Fund, if any, on the Valuation Date (as defined below), the Acquiring Fund will not permit such shareholder to exchange such Acquiring Fund Shares for shares of other series of the Acquiring Trust, effect an account transfer of such Acquiring Fund Shares, or pledge or redeem such Acquiring Fund Shares until the applicable

Acquiring Fund has been notified by the corresponding Acquired Fund or its agent that such Acquired Fund shareholder has surrendered all his or her outstanding certificates for Acquired Fund Shares or, in the event of lost certificates, posted adequate bond.

1.5

As soon as practicable after the Closing Date, each Acquired Fund shall make all filings and take all other steps as shall be necessary and proper to effect its complete liquidation and dissolution. Any reporting responsibility of an Acquired Fund and the Acquired Trust, on behalf of an Acquired Fund, for any period ending on or prior to the Closing Date (whether due before or after the Closing Date) is and shall remain the responsibility of the respective Acquired Fund or the Acquired Trust, as applicable, except as otherwise is mutually agreed in writing by the parties.

1.6

Any and all obligations or liabilities arising under or in respect of this Agreement shall be those of the Acquired Funds or the Acquiring Funds, as the case may be, and shall not otherwise be obligations or liabilities of the Acquired Trust or the Acquiring Trust, and, for clarity, under no circumstances will any other series of the Acquired Trust or the Acquiring Trust have any obligation or liability under or in respect of this Agreement or the transactions contemplated hereby.

1.7

Notwithstanding anything herein to the contrary, one or more Acquired Funds hold securities issued by Russian entities that are subject to sanctions or other governmental or regulatory restrictions and that therefore may not be formally transferred by the applicable Acquired Funds to the corresponding Acquiring Funds (“Russia Sanction Securities”) under Section 1.1(a). Any Acquired Fund holding Russia Sanction Securities shall: (a) on the Closing Date, in connection with, and at the same time as, the transfer of its other assets to the corresponding Acquiring Fund pursuant to Section 1.1(a), and in consideration of the acquisition by the corresponding Acquiring Fund of all of its properties and assets and the assumption of all Liabilities, issue to the corresponding Acquiring Fund a right to receive an equity interest in the Acquired Fund, which right automatically shall convert into such equity interest effective at the time that the Acquired Fund has completed the transfer of all of its other assets to the Acquiring Fund as described in Section 1.1(a) (such equity interest, the “Continuing Interest”); (b) as soon as practicable following the Closing Date file a Form 8832 electing to be treated as an entity disregarded as separate from its corresponding Acquiring Fund for U.S. federal income tax purposes, such election to be effective the day after the Closing Date; and (c) transfer each Russia Sanction Security held by such Acquired Fund to the corresponding Acquiring Fund promptly, but not until such Acquired Fund has received a specific license from the U.S. Office of Foreign Assets Control authorizing the transfer of the Russia Sanction Securities held by such Acquired Fund, or as and when such Russia Sanction Security may otherwise legally be transferred to such Acquiring Fund. Notwithstanding anything herein to the contrary and for the avoidance of doubt, the Acquiring Fund, as holder of the Continuing Interest, shall not be entitled to receive any Acquiring Fund Shares pursuant to Section 1.1(c) or Section 1.3. Each Acquired Fund will completely liquidate and dissolve as soon as practicable thereafter as described herein.

2.	VALUATION

2.1

On the Closing Date, each Acquiring Fund will deliver to the corresponding Acquired Fund a number of Acquiring Fund Shares (including fractional shares, if any) of the classes set forth in Exhibit A hereto having a net asset value equal to the value of the assets acquired by the Acquiring Fund on the Closing Date attributable to the classes of shares of the Acquired Fund, less the value of the Liabilities of the Acquired Fund attributable to the classes of shares of the Acquired Fund, determined as hereafter provided in this Section 2.

2.2

The value of each Acquired Fund’s net assets will be computed as of the Valuation Date using the valuation procedures for the corresponding Acquiring Fund described in the Acquiring Fund’s then current prospectus or prospectuses and statement of additional information (collectively, as amended or supplemented from time to time, the “Acquiring Fund Prospectus”) and established by the Acquiring Trust’s Board of Trustees for determining net asset value.

2.3

The Valuation Date shall be 4:00 p.m. Eastern time on the business day immediately preceding the Closing Date, or such other date and time as may be mutually agreed upon in writing by the parties hereto (the “Valuation Date”).

2.4

Each Acquiring Fund shall issue Acquiring Fund Shares to the corresponding Acquired Fund on a single share deposit receipt registered in the name of the respective Acquired Fund. Each Acquired Fund shall distribute as part of its complete liquidation the Acquiring Fund Shares received by it hereunder pro rata to its shareholders by redelivering such share deposit receipt to the corresponding Acquiring Fund’s transfer agent, which the Acquiring Fund will cause to open accounts for Acquired Fund shareholders as soon as practicable in accordance with written instructions furnished by the Acquired Fund.

2.5

Each Acquired Fund will pay or cause to be paid to the corresponding Acquiring Fund any interest, cash or such dividends, rights and other payments received by it on or after the Closing Date with respect to the Investments (as defined below) and other properties and assets of the Acquired Fund, whether accrued or contingent, received by it on or after the Closing Date. Any such distribution shall be deemed included in the assets transferred to the Acquiring Fund at the Closing Date and shall not be separately valued unless the securities in respect of which such distribution is made shall have gone “ex” such distribution prior to the Valuation Date, in which case any such distribution which remains unpaid at the Closing Date shall be included in the determination of the value of the assets of the Acquired Fund acquired by the Acquiring Fund.

2.6

All computations of value shall be made by the pricing agent for the Acquiring Funds, in accordance with each Acquiring Fund’s regular practice in pricing its shares and assets using the valuation procedures described in the Acquiring Fund’s Prospectus and established by the Acquiring Trust’s Board of Trustees.

3.	CLOSING AND CLOSING DATE

3.1

The Closing Date shall be [DATE], 2024, or at such other date to which the parties may agree in writing. The Closing shall take place at 9:00 a.m. Eastern time or at such other time and as the parties may agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately prior to the opening of regular trading on the New York Stock Exchange (the “Exchange”) on the Closing Date unless otherwise agreed to by the parties. The Closing of each Reorganization may be held in person, by facsimile, email or such other communication means as the parties may agree.

3.2

The portfolio securities of the Acquired Funds shall be made available by the Acquired Funds to The Northern Trust Company, as custodian for the Acquiring Fund (the “Custodian”), for examination no later than five business days preceding the Valuation Date. On the Closing Date, such portfolio securities and all the Acquired Funds’ cash shall be delivered by the Acquired Funds to the Custodian for the account of the respective Acquiring Fund, such portfolio securities to be duly endorsed in proper form for transfer in such manner and condition as to constitute good delivery thereof in accordance with the custom of brokers or, in the case of portfolio securities held in the U.S. Treasury Department’s book-entry system or by the Depository Trust Company, Participants Trust Company or other third party depositories, by transfer to the account of the Custodian in accordance with Rule 17f-4, Rule 17f-5 or Rule 17f-7, as the case may be, under the Investment Company Act of 1940, as amended (the “1940 Act”), and accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof. The cash delivered shall be in the form of currency or certified or official bank checks, payable to the order of “The Northern Trust Company, custodian for [relevant Acquiring Fund name].” If an Acquired Fund is unable to make such delivery on the Closing Date in the manner contemplated by this Section for the reason that any of such securities or other assets purchased prior to the Closing Date have not yet been delivered to such Acquired Fund or its broker, then the Acquiring Fund may waive the delivery requirements of this Section with respect to said undelivered securities or other assets if the Acquired Fund has, by or on the Closing Date, delivered to the Acquiring Fund or the Custodian executed copies of an agreement of assignment and escrow and due bills executed on behalf of said broker or brokers, together with such other documents as may reasonably be required by the Acquiring Fund or the Custodian, such as brokers’ confirmation slips.

3.3

In the event that on the Valuation Date (a) the Exchange shall be closed to trading or trading thereon shall be restricted, or (b) trading or the reporting of trading on the Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of any Acquired Fund or its corresponding Acquiring Fund is impracticable, the Valuation Date for such Funds shall be postponed until the second business day after the day when trading shall have been fully resumed and reporting shall have been restored, or on such later date as may be mutually agreed upon by the parties in writing.

3.4

At the Closing, each Acquired Fund or its transfer agent shall deliver to the corresponding Acquiring Fund or its designated agent a list of the names and addresses of its shareholders and the number and class(es) of outstanding shares of the respective Acquired Fund owned by each Acquired Fund shareholder, all as of the close of business on the Valuation Date, certified by any Vice President, Secretary or Assistant Secretary of the Acquired Trust on behalf of the Acquired Fund. The corresponding Acquiring Fund will provide to its respective Acquired Fund evidence reasonably satisfactory to such Acquired Fund that the respective Acquiring Fund Shares issuable pursuant to Section 1.1 have been credited to the Acquired Fund’s account on the books of the corresponding Acquiring Fund. On the Liquidation Date, each Acquiring Fund will provide to the corresponding Acquired Fund evidence reasonably satisfactory to such Acquired Fund that Acquiring Fund Shares of the applicable class(es) have been credited pro rata to open accounts in the names of the corresponding Acquired Fund shareholders as provided in Section 1.3.

3.5

At the Closing, each party shall deliver to the other such bills of sale, instruments of assumption of liabilities, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request in connection with the transfer of assets, assumption of liabilities and liquidation contemplated by Section 1.

4.	REPRESENTATIONS AND WARRANTIES

4.1	Representations and Warranties of the Acquired Trust, on behalf of each Acquired Fund.

The Acquired Trust, on behalf of each Acquired Fund, represents and warrants the following to the corresponding Acquiring Fund as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing Date:

(a)

The Acquired Trust is a Delaware statutory trust duly organized and validly existing under the laws of the State of Delaware and has power to own all of its properties and assets, to carry on its business as it is now being conducted, and, subject to and contingent upon the approval of this Agreement by an Acquired Fund’s shareholders as required by Section 8.1 hereof, to carry out its obligations under this Agreement with respect to each such Acquired Fund. [The Acquired Trust is not required to qualify as a foreign entity in any jurisdiction where it is not so qualified and the failure to so qualify would have a material adverse effect on an Acquired Fund. Each Acquired Fund has all necessary federal, state and local authorizations to carry on its business as now being conducted.]

(b)

The Acquired Trust is duly registered under the 1940 Act, as a management company of the open-end type, and such registration has not been revoked or rescinded and is in full force and effect, and each Acquired Fund is a separate series thereof duly designated in accordance with the applicable provisions of the Declaration of Trust of the Acquired Trust and the 1940 Act.

(c)

No Acquired Fund is in violation in any material respect of any provisions of the Acquired Trust’s Declaration of Trust or Bylaws or any material agreement, indenture, instrument, contract, lease or other undertaking to which an Acquired Fund is a party or by which an Acquired Fund or its assets are bound, and the execution, delivery and performance of this Agreement will not result in any such violation.

(d)

The current prospectuses and statement of additional information relating to each Acquired Fund (collectively, as amended or supplemented from time to time, the “Acquired Funds’ Prospectuses”) conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended (the “1933 Act”), the 1940 Act and the rules and regulations of the Securities and Exchange Commission (the “Commission”) thereunder and do not include any untrue statement of a material fact or omit to state any material fact relating to either the Acquired Trust or an Acquired Fund required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(e)	At the Closing Date, each Acquired Fund will have good and marketable title to its assets to be transferred to the corresponding Acquiring Fund pursuant to Section 1.2.

(f)

No material litigation, administrative or other proceedings or investigation is presently pending or, to the knowledge of any Acquired Fund, threatened as to any Acquired Fund or any of its properties or assets or any person whom an Acquired Fund may be obligated to directly or indirectly indemnify in connection with such litigation, proceedings or investigation. No Acquired Fund knows of any facts which might form the basis for the institution of such proceedings and neither an Acquired Fund nor the Acquired Trust is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby.

(g)

The statements of assets and liabilities, statements of operations, statements of changes in net assets, financial highlights, and schedules of portfolio investments (indicating their market values) of each Acquired Fund as of and for the fiscal year ended September 30, 2023, audited by PricewaterhouseCoopers LLP, independent registered public accounting firm to each Acquired Fund, fairly reflect the financial condition and results of operations of each such Acquired Fund as of such date and for the period then ended in accordance with accounting principles generally accepted in the United States consistently applied to the extent applicable to such report, and each Acquired Fund has no known liabilities of a material nature, contingent or otherwise, other than (i) the indemnification obligations with respect to the Trustees of the Acquired Trust dated November 2, 2015 and January 25, 2024 , and which have been provided to the Acquiring Funds, (ii) those shown on the statements of assets and liabilities referred to above, or (iii) those incurred in the ordinary course of its business since September 30, 2023. Prior to the Closing Date, each Acquired Fund will quantify and reflect on its statements of assets and liabilities all of its material known liabilities and will advise the corresponding Acquiring Fund of all material known liabilities, contingent or otherwise, incurred by it subsequent to September 30, 2023, whether or not incurred in the ordinary course of business.

(h)

Since September 30, 2023, there has not been any material adverse change in an Acquired Fund’s financial condition, assets, liabilities or business, except as disclosed in writing to the corresponding Acquiring Fund (other than changes occurring in the ordinary course of business), or any incurrence by an Acquired Fund of indebtedness (other than in the ordinary course of business), except as otherwise disclosed to and accepted by the corresponding Acquiring Fund in writing.

(i)

As of the Closing Date, all federal, state, and other tax returns, and reports of each Acquired Fund required by law to have been filed by such date (giving effect to extensions) shall have been timely filed and are or will be true, correct and complete in all material respects, and all taxes of each Acquired Fund required to have been paid (whether or not shown as due on said returns and reports) shall have been timely paid, or the timely payment thereof shall have been provided for. No Acquired Fund is liable for taxes of any person other than itself (excluding in its capacity as withholding agent) and no Acquired Fund is a party to any tax sharing or allocation agreement.

All of each Acquired Fund’s tax liabilities will have been adequately provided for on its books. To the best of each Acquired Fund’s knowledge, such Acquired Fund has not had any material tax deficiency or liability asserted against it or question with respect thereto raised, and it is not under audit by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid.

(j)

Each Acquired Fund has qualified, elected, and been eligible for treatment as a “regulated investment company” (a “RIC”) within the meaning of Section 851 of the Code in respect of each taxable year since its commencement of operations, and will continue to qualify and be treated as a RIC under Sections 851 and 852 of the Code for its current taxable year at all times through the Closing Date, assuming the accuracy of the representation set forth in Section 4.2(g). No Acquired Fund has at any time since its inception been liable for nor is now liable for any material income or excise tax pursuant to Section 852 or 4982 of the Code. There is no other tax liability (foreign, state or local) except as accrued on each Acquired Fund’s books. No Acquired Fund has earnings and profits accumulated with respect to any taxable year in which the provisions of Subchapter M of the Code did not apply. No Acquired Fund will be subject to corporate-level taxation on the sale of any assets currently held by it as a result of the application of Section 337(d) of the Code and the regulations thereunder. All dividends paid by each Acquired Fund at any time prior to the Closing Date shall have been deductible pursuant to the dividends paid deduction under Section 562 of the Code. Each Acquired Fund is in compliance in all material respects with all applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its capital stock and has withheld in respect of dividends and other distributions and paid to the proper taxing authority all taxes required to be so withheld and paid, and is not liable for any penalties which could be imposed thereunder.

(k)	No Acquired Fund has received written notification from any tax authority that asserts a position contrary to any of the above representations.

(l)

The authorized capital of the Acquired Trust consists of an unlimited number of shares of beneficial interest, par value of $0.01 per share, of such number of different series as the Board of Trustees of the Acquired Trust may authorize from time to time, except that as provided in Section 1.7, on the Closing Date, each applicable Acquired Fund will issue the Continuing Interest described in Section 1.7. The outstanding shares of beneficial interest of each Acquired Fund constitute classes of shares having the characteristics described in each Acquired Fund’s Prospectus and will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of each Acquired Fund’s transfer agent as provided in Section 3.4. All issued and outstanding shares of each Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by each Acquired Fund (except as set forth in the Acquired Funds’ Prospectuses) and will have been issued in compliance with all applicable registration or qualification requirements of federal and state securities laws. No options, warrants or other rights to subscribe for or purchase, or securities convertible into, any shares of an Acquired Fund are outstanding, except that as provided in Section 1.7, on the Closing Date, each applicable Acquired Fund will issue the Continuing Interest described in Section 1.7.

(m)

The execution, delivery and performance of this Agreement have been duly authorized by the Board of Trustees of the Acquired Trust and by all other necessary trust action on the part of the Acquired Trust and each Acquired Fund, other than shareholder approval as required by Section 8.1 hereof, and subject to such shareholder approval and due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement constitutes the valid and binding obligation of the Acquired Trust and each Acquired Fund, enforceable against the Acquired Trust and each Acquired Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles.

(n)

The corresponding Acquiring Fund Shares to be issued and delivered to each Acquired Fund pursuant to the terms of this Agreement will not be acquired for the purpose of making any distribution thereof other than to Acquired Fund shareholders as provided in Section 1.1(c).

(o)

The information furnished by the Acquired Trust and each Acquired Fund for use in registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby is and will be accurate and complete in all material respects and will comply in all material respects with federal securities laws and regulations thereunder applicable thereto.

(p)

Within a timeframe mutually agreeable between the Acquired Trust and Acquiring Trust, the Acquired Trust and each Acquired Fund will provide the corresponding Acquiring Fund with information relating to the Acquired Trust and the respective Acquired Fund reasonably necessary for the preparation of a prospectus, including the proxy statement of the Acquired Funds (the “Prospectus/Proxy Statement”), to be included in a Registration Statement on Form N-14 of the Acquiring Trust (the “Registration Statement”), in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act in connection with the meeting of shareholders of each Acquired Fund to approve this Agreement and the transactions contemplated hereby. As of each of the effective date of the Registration Statement, the date of the meeting of shareholders of each Acquired Fund and the Closing Date, the Prospectus/Proxy Statement, including the documents contained or incorporated therein by reference, insofar as it relates to the Acquired Trust or an Acquired Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

(q)

There are no material contracts outstanding to which an Acquired Fund is a party, other than (i) the indemnification agreements with the Trustees of the Acquired Trust dated November 2, 2015 and January 25, 2024, and provided to the Acquiring Fund no later than five business days prior to the Closing Date, (ii) as disclosed in such Acquired Fund’s Prospectus or in the Registration Statement, or (iii) as otherwise disclosed in writing to the corresponding Acquiring Fund no later than five business days prior to the Closing Date.

(r)

The books and records of each Acquired Fund made available to the corresponding Acquiring Fund and/or its counsel are substantially true and correct and contain no material misstatements or omissions with respect to the operations of the respective Acquired Fund.

(s)

No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the 1934 Act, the 1940 Act or Delaware law for the execution of this Agreement by the Acquired Trust, for itself and on behalf of the Acquired Funds, or the performance of the Agreement by the Acquired Trust, for itself and on behalf of the Acquired Funds, except for the effectiveness of the Registration Statement and such other consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date.

(t)

As of both the Valuation Date and the Closing Date, each Acquired Fund will have full right, power and authority to sell, assign, transfer and deliver its Investments (as defined below) and any other assets and liabilities to be transferred to the corresponding Acquiring Fund pursuant to this Agreement, excluding, for the avoidance of doubt, any Russia Sanction Securities. At the Closing Date, subject only to the delivery of the Investments and any such other assets and liabilities as contemplated by this Agreement, each Acquiring Fund will acquire the Investments, other than the Russia Sanction Securities, and any such other assets subject to no encumbrances, liens or security interests in favor of any third party creditor of the corresponding Acquired Fund, and without any restrictions upon the transfer thereof provided that, if disclosed in writing to the respective Acquiring Fund, the Acquiring Fund will acquire such assets that are segregated as collateral for the corresponding Acquired Fund’s derivative positions, if any, including without limitation, as collateral for swap positions and as margin for futures positions, if any, subject to such segregation and liens that apply to such assets. As used in this Agreement, the term “Investments” shall mean each Acquired Fund’s investments shown on the audited schedule of its portfolio investments as of September 30, 2023, referred to in Section (g) hereof, as supplemented with such changes as each Acquired Fund shall make after September 30, 2023, which changes shall be disclosed to the corresponding Acquiring Fund in an updated schedule of investments, and changes resulting from stock dividends, stock splits, mergers and similar corporate actions through the Closing Date.

(u)

To the best of each Acquired Fund’s knowledge, all of the issued and outstanding shares of the respective Acquired Fund shall have been offered for sale and sold in all material respects in conformity with all applicable federal and state securities laws (including any applicable exemptions therefrom), or the respective Acquired Fund has taken any action necessary to remedy any prior failure to have offered for sale and sold such shares in all material respects in conformity with such laws.

(v)

Each Acquired Fund’s investment operations, over the past ten years to the date hereof, have been in compliance in all material respects with the investment policies and investment restrictions set forth in the respective Acquired Fund’s Prospectus, as in effect from time to time, except as previously disclosed in writing to the Acquiring Trust.

(w)	No Acquired Fund is under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(a) of the Code.

(x)

The due diligence materials made available to each Acquiring Fund, its Board of Trustees and its legal counsel in response to the due diligence request from The Northern Trust Company, as administrator to the Acquiring Trust, to the Acquired Funds dated September 21, 2023, are true and correct in all material respects and contain no material misstatements or omissions with respect to the operations of the Acquired Funds as of the date hereof.

4.2	Representations and Warranties of the Acquiring Trust, on behalf of each Acquiring Fund.

The Acquiring Trust, on behalf of the Acquiring Funds, represents and warrants the following to the Acquired Funds as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing Date:

(a)

The Acquiring Trust is a Massachusetts business trust duly formed and validly existing under the laws of the Commonwealth of Massachusetts and has power to own all of its properties and assets and to carry out its obligations under this Agreement with respect to each Acquiring Fund. The Acquiring Trust is not required to qualify as a foreign entity in any jurisdiction where it is not so qualified and the failure to so qualify would have a material adverse effect on the Acquiring Funds. The Acquiring Funds have all necessary federal, state and local authorizations to carry on its business as now being conducted.

(b)

The Acquiring Trust is duly registered under the 1940 Act, as a management company of the open-end type, and such registration has not been revoked or rescinded and is in full force and effect, and each Acquiring Fund is a separate series thereof duly designated in accordance with the applicable provisions of the Declaration of Trust of the Acquiring Trust and the 1940 Act.

(c)

No Acquiring Fund is in violation in any material respect of any provisions of the Acquiring Trust’s Declaration of Trust or Bylaws or any material agreement, indenture, instrument, contract, lease or other undertaking to which an Acquiring Fund is a party or by which an Acquiring Fund or its assets are bound, and the execution, delivery and performance of this Agreement will not result in any such violation.

(d)	As of the Closing Date, each Acquiring Fund’s Prospectus will conform in all material respects to the applicable requirements of the 1933 Act, the 1940 Act and the rules and regulations of the

Commission thereunder and will not include any untrue statement of a material fact or omit to state any material fact relating to either the Acquiring Trust or an Acquiring Fund required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(e)

No material litigation, administrative or other proceedings or investigation is presently pending or, to the knowledge of any Acquiring Fund, threatened as to any Acquiring Fund or any of its properties or assets or any person whom an Acquiring Fund may be obligated to directly or indirectly indemnify in connection with such litigation, proceedings or investigation. No Acquiring Fund knows of any facts which might form the basis for the institution of such proceedings and neither an Acquiring Fund nor the Acquiring Trust is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby.

(f)

No Acquiring Fund has commenced investment operations, has assets other than nominal seed capital contributed by its initial shareholder or has known liabilities of a material nature, contingent or otherwise.

(g)

The Acquiring Funds were established as new series of the Acquiring Trust solely for the purpose of effecting the transactions described in this Agreement and, prior to the Closing Date, (i) will have carried on no business activity (apart from holding the initial investment of the initial shareholder), (ii) will have no tax attributes (including those specified in Section 381(c) of the Code), (iii) will not have held any property (other than a de minimis amount of assets to facilitate the transaction(s) described in the Agreement) and immediately following the Reorganization, each Acquiring Fund will possess solely assets and liabilities that were possessed by its corresponding Acquired Fund immediately prior to the Reorganization; provided, however, that at the time of or before the Reorganization, each Acquiring Fund may hold a de minimis amount of assets to facilitate its organization, and (iv) will not have prepared books of account and related records or financial statements or issued any shares except those issued in a private placement to the initial shareholder of each Acquiring Fund. Immediately following the liquidation of each Acquired Fund as contemplated herein on the Closing Date, 100% of the issued and outstanding shares of beneficial interest of the corresponding Acquiring Fund will be held by the former holders of the respective Acquired Fund Shares. No Acquiring Fund has filed its first federal income tax return and, thus, elected to be treated as a RIC for federal income tax purposes. However, upon filing its first federal income tax return at the completion of its first taxable year, each Acquiring Fund will elect to be a RIC and until such time will take all steps necessary to ensure that it qualifies for taxation as a RIC under Sections 851 and 852 of the Code.

(h)

As of the Closing Date, no federal, state or other tax returns of the Acquiring Funds will have been required by law to be filed and no federal, state or other taxes will be due by the Acquiring Funds; the Acquiring Funds will not have been required to pay any assessments; and the Acquiring Funds will not have any tax liabilities. Consequently, as of the Closing Date, the Acquiring Funds will not have any tax deficiency or liability asserted against them or question with respect thereto raised, and the Acquiring Funds will not be under audit by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid.

(i)

The authorized capital of the Acquiring Trust consists of an unlimited number of shares of beneficial interest, no par value, of such number of different series as the Board of Trustees of the Acquiring Trust may authorize from time to time. As of the date of this Agreement, the Acquiring Funds have no outstanding shares of any class. As of the Closing Date, the authorized shares of beneficial interest of the Acquiring Funds will include shares having the characteristics described in the Acquiring Fund’s Prospectus. No options, warrants or other rights to subscribe for or purchase, or securities convertible into, any shares of the Acquiring Funds are outstanding.

(j)

The execution, delivery and performance of this Agreement have been duly authorized by the Board of Trustees of the Acquiring Trust and by all other necessary trust action on the part of the Acquiring Trust and each Acquiring Fund, and, subject to the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement constitutes the valid and binding obligation of the Acquiring Trust and each Acquiring Fund, enforceable against the Acquiring Trust and each Acquiring Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles.

(k)

The Acquiring Fund Shares to be issued and delivered to the Acquired Funds pursuant to the terms of this Agreement will at the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued shares of beneficial interest in the respective Acquiring Fund, and will be fully paid and non-assessable (except as set forth in the Acquiring Fund’s Prospectus) by the Acquiring Trust and will have been issued in compliance with all applicable registration or qualification requirements of federal and state securities laws, and no shareholder of an Acquiring Fund will have any preemptive right of subscription or purchase in respect thereof.

(l)

The information furnished by the Acquiring Trust and each Acquiring Fund for use in registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby is and will be accurate and complete in all material respects and will comply in all material respects with federal securities laws and regulations thereunder applicable thereto.

(m)

As of each of the effective date of the Registration Statement, the date of the meeting of shareholders of the Acquired Funds and the Closing Date, the Prospectus/Proxy Statement, including the documents contained or incorporated therein by reference, insofar as it relates to the Acquiring Trust or an Acquiring Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

(n)

There are no material contracts outstanding to which an Acquiring Fund is a party, other than as disclosed in the respective Acquiring Fund’s Prospectus or in the Registration Statement or as otherwise disclosed in writing to the corresponding Acquired Fund no later than five days prior to the Closing Date.

(o)

The books and records of each Acquiring Fund made available to the corresponding Acquired Fund and/or its counsel are substantially true and correct and contain no material misstatements or omissions with respect to the operations of the respective Acquiring Fund.

(p)

No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Funds of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act or state securities or blue sky laws.

(q)	The Acquiring Funds are not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

(r)

The due diligence materials made available to each Acquired Fund, its Board of Trustees and its legal counsel in response to the due diligence request from the independent Trustees of the Board of Trustees of the Acquired Trust, to Brandes Partners and The Northern Trust Company, with respect to the Acquiring Trust, dated September 6, 2023 and January 26, 2024, are true and correct in all material respects and contain no material misstatements or omissions with respect to the operations of the Acquiring Trust and the Acquiring Funds as of the date hereof.

4.3	Representations and Warranties of Brandes Partners.

Brandes Partners, on behalf of itself, represents and warrants the following as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing Date:

(a)

Brandes Partners is a limited partnership duly formed and validly existing under the laws of the State of Delaware and has power to own all of its properties and assets and to carry out its obligations under this Agreement. Brandes Partners has all necessary federal, state and local authorizations to carry on its business as now being conducted.

(b)

The execution, delivery and performance of this Agreement have been duly authorized by the appropriate governing body of Brandes Partners and by any and all other necessary action on the part of Brandes Partners, and, subject to the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement constitutes the valid and binding obligation of Brandes Partners, enforceable against Brandes Partners in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles.

(c)

As of each of the effective date of the Registration Statement, the date of the meeting of shareholders of the Acquired Funds and the Closing Date, the Prospectus/Proxy Statement, including the documents contained or incorporated therein by reference, insofar as it relates to Brandes Partners, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

(d)

The due diligence materials made available to each Acquiring Fund, its Board of Trustees and its legal counsel in response to the letter from The Northern Trust Company, as administrator to the Acquiring Trust, to Brandes Partners dated September 21, 2023 are true and correct in all material respects and contain no material misstatements or omissions with respect to the operations of Brandes Partners as of the date hereof, and Brandes Partners hereby agrees to confirm the continuing accuracy and completeness in all material respects of the foregoing on the Closing Date.

(e)

The due diligence materials made available to each Acquired Fund, its Board of Trustees and its legal counsel in response to the due diligence request from the independent Trustees of the Board of Trustees of the Acquired Trust, to Brandes Partners and The Northern Trust Company, with respect to Brandes Partners, dated September 6, 2023 and January 26, 2024, are true and correct in all material respects and contain no material misstatements or omissions with respect to the operations of Brandes Partners as of the date hereof.

(f)

The assets of each Acquired Fund to be acquired by the corresponding Acquiring Fund will include no assets which the respective Acquiring Fund, by reason of limitations contained in the applicable Acquiring Fund’s Prospectus in effect on the Closing Date, may not properly acquire, except for any Russia Sanction Securities.

5.	COVENANTS OF THE PARTIES.

5.1

The Acquired Funds and Acquiring Funds each will operate their business in the ordinary course between the date hereof and the Closing Date, it being understood that, with respect to the Acquired Funds, such ordinary course of business will include purchases and sales of portfolio securities, sales and redemptions of the Acquired Fund Shares and regular and customary periodic dividends and distributions, and with respect to the Acquiring Funds, it shall be limited to such actions as are customary to the organization of a new series prior to its commencement of investment operations.

5.2

The Acquired Trust will call a meeting of each Acquired Fund’s shareholders as soon as reasonable after the effective date of the Registration Statement, to be held prior to the Closing Date for the purpose of considering the sale of all of each Acquired Fund’s assets to, and the assumption of all of an

Acquired Fund’s Liabilities by, the respective Acquiring Fund as herein provided, approving this Agreement, and taking all other action necessary to obtain the required shareholder approval of the transactions contemplated hereby.

5.3

In connection with the Acquired Funds’ shareholders’ meeting referred to in Section 5.2, the Acquiring Trust will prepare the Registration Statement and Prospectus/Proxy Statement for such meeting, which the Acquiring Trust will file, for the registration under the 1933 Act of the Acquiring Fund Shares to be distributed to the Acquired Funds shareholders pursuant hereto.

5.4

Each of the Acquired Trust, the Acquired Funds, the Acquiring Trust and the Acquiring Funds will cooperate with the others, and each will furnish to the others the information relating to itself required by the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder to be set forth in the Registration Statement, including the Prospectus/Proxy Statement, or as otherwise reasonably requested by a party and mutually agreed upon by the relevant parties to this Agreement.

5.5

As promptly as practicable, but in any case within sixty days after the Closing Date or such other date as may be agreed to by each Acquiring Fund and the corresponding Acquired Fund, the Acquired Trust, on behalf of each Acquired Fund, shall furnish the corresponding Acquiring Fund, in such form as is reasonably satisfactory to such Acquiring Fund, a statement of the earnings and profits of the applicable Acquired Fund for federal income tax purposes that will be carried over by the corresponding Acquiring Fund as a result of Section 381 of the Code, and which will be certified on behalf of the Acquired Trust by the Acquired Trust’s President and Treasurer.

5.6

Each Acquired Fund or Brandes Partners will deliver to the corresponding Acquiring Fund copies of all relevant tax books and records and will otherwise reasonably cooperate with the Acquiring Funds in connection with (i) the preparation and filing of tax returns for each Acquired Fund and/or Acquiring Fund for tax periods or portions thereof ending on or before or that include the Closing Date and (ii) the declaration and payment of any dividend or dividends, including pursuant to Section 855 of the Code, for purposes of making distributions of each Acquired Fund’s or Acquiring Fund’s, as applicable, (x) investment company taxable income (if any), net tax-exempt income (if any), and net capital gains (if any) in respect of a taxable year of each Acquired Fund or Acquiring Fund ending on or before or that includes the Closing Date of an amount or amounts sufficient for each Acquired Fund or Acquiring Fund, as applicable, to qualify for treatment as a regulated investment company under Subchapter M of the Code and to otherwise avoid the incurrence of any fund-level federal income taxes for any such taxable year and (y) ordinary income and capital gain net income in an amount or amounts sufficient to avoid the incurrence of any fund-level federal excise taxes under Section 4982 of the Code for any calendar year ending on or before December 31, 2024, in each case without any additional consideration therefor; it being understood that such books and records shall remain the property of and may be retained by the Acquired Trust following the provision of such copies thereof to each Acquiring Fund.

5.7

The Acquired Trust and each Acquired Fund agree that the liquidation of the respective Acquired Fund will be effected in the manner provided in the Acquired Trust’s Declaration of Trust and Bylaws in accordance with applicable law, and that on and after the Closing Date, each Acquired Fund shall not conduct any business except in connection with the settlement of any securities transactions effected before, but not settled by, the Closing Date and its liquidation.

5.8

Subject to the provisions of this Agreement, each party will take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.9

The Acquired Trust and the Acquiring Trust will coordinate with Northern Trust Company, in its capacity as administrator to both Trusts, to provide a valuation check to determine whether the use of the Acquiring Funds’ valuation procedures, as provided in Section 2.2 of this Agreement, will result in material differences in the prices of the portfolio securities of the Acquired Funds as compared to the prices of the same portfolio securities determined using the respective Acquired Fund’s valuation procedures, such valuation check to be conducted no later than one month prior to the Closing Date and again within one week of the Closing Date on mutually agreeable dates. In the event that such valuation check reveals material pricing differences, the Acquired Trust and Acquiring Trust will work together, in good faith, to eliminate such differences prior to the Closing.

5.10

The Acquiring Trust covenants that it will not make any material changes to the Acquiring Funds’ valuation procedures prior to the Closing Date without providing the Acquired Trust with written notice of such changes at least ten days prior to the effective date of such changes.

5.11

For the period beginning at the Closing Date and ending not less than six years thereafter, Brandes Partners shall maintain or cause to be maintained liability coverage reasonably acceptable to the Board of Trustees of the Acquired Trust applicable to current Trustees of the Acquired Trust, covering the actions of such Trustees for the period they served as such with respect to matters related to the Acquired Funds (the “Tail Insurance”). Brandes Partners shall pay the premiums required to maintain the Tail Insurance and, in the event that a claim is made under the Tail Insurance, pay the deductible or retention amounts required by such policy.

6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUNDS.

The obligations of the Acquiring Trust and each Acquiring Fund to complete the transactions provided for herein shall be subject, at their election, to the performance by the Acquired Trust and the corresponding Acquired Fund of all the obligations to be performed by them hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

6.1

The Acquired Trust, on behalf of each Acquired Fund, shall have delivered to the Acquiring Funds a certificate executed on its behalf by the Acquired Trust’s President or any Vice President and its Treasurer or Assistant Treasurer, in form and substance reasonably satisfactory to each Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Trust and each Acquired Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Acquired Trust and each Acquired Fund have complied with all the covenants and agreements and satisfied all of the conditions on their parts to be performed or satisfied under this Agreement at or prior to the Closing Date.

6.2

Each Acquired Fund shall have furnished to the corresponding Acquiring Fund a statement of the Acquired Fund’s assets and liabilities, with values determined as provided in Section 2 of this Agreement all as of the Valuation Date, certified on the Acquired Fund’s behalf by the Acquired Trust’s President (or any Vice President) and Treasurer, and a certificate of both such officers, dated as of the Closing Date, to the effect that as of the Valuation Date and as of the Closing Date there has been no material adverse change in the financial position of the Acquired Fund since September 30, 2023 (other than changes occurring in the ordinary course of business).

6.3

All proceedings taken by the Acquired Trust or the Acquired Funds in connection with the transactions contemplated by this Agreement and all documents incidental thereto shall be reasonably satisfactory in form and substance to the Acquiring Funds.

6.4

Each Acquired Fund shall have furnished to the corresponding Acquiring Fund a certificate, signed on its behalf by the President or any Vice President and the Treasurer or any Assistant Treasurer of the Acquired Trust, as to the adjusted tax basis in the hands of the Acquired Fund of the Investments and other assets transferred to the Acquiring Fund pursuant to this Agreement, together with any such other evidence as to such adjusted tax basis as the corresponding Acquiring Fund may reasonably request.

6.5

Each Acquired Fund’s custodian shall have delivered to the corresponding Acquiring Fund a certificate identifying all of the assets of the respective Acquired Fund held by such custodian as of the Valuation Date.

6.6

The Acquired Funds’ transfer agent shall have provided to the Acquiring Funds’ transfer agent (i) the originals or true copies of all of the records of each Acquired Fund in the possession of such Acquired

Fund’s transfer agent as of the Closing Date, (ii) a record specifying the number of Acquired Fund Shares outstanding as of the Valuation Date and (iii) a record specifying the name and address of each holder of record of any Acquired Fund Shares and the number and class of Acquired Fund Shares held of record by each such shareholder as of the Valuation Date. The Acquired Funds’ transfer agent shall also have provided each Acquiring Fund with a certificate confirming that the acts specified in the preceding sentence have been taken and that the information so supplied is complete and accurate to the best knowledge of such transfer agent.

6.7	The Acquiring Funds shall have received a certificate from Brandes Partners, dated the Closing Date, and in a form satisfactory to the Acquiring Funds, providing:

(a)	a representation that the Acquired Trust has been duly formed under the laws of the State of Delaware and is in good standing and has a legal existence;

(b)	a representation that the Acquired Trust has the power to own all of its properties and assets and to carry on its business as a registered investment company;

(c)

a representation that resolutions approving this Agreement and the transactions contemplated herein were duly adopted by the Board of Trustees of the Acquired Trust at a duly called meeting of the Board at which a quorum of the members of the Board was present and acting throughout and a representation that such resolutions have not been changed or rescinded since adoption;

(d)

a representation that the Board of the Acquired Trust is permitted to establish series of the Acquired Trust and that such Board duly adopted resolutions approving each series in accordance with the organizational instruments of the Acquired Trust;

(e)	a representation that this Agreement has been properly executed and delivered by the Acquired Trust on behalf of the Acquired Funds by a person duly empowered to act on behalf of the Acquired Trust;

(f)

a representation that the Acquired Trust has the authority to cause the Acquired Funds to be merged into or consolidated with another trust and that the Acquired Trust, on behalf of the Acquired Funds, has the power to sell, assign, transfer and deliver the assets to be transferred by it pursuant to this Agreement;

(g)

a representation that the execution and delivery of the Agreement will not result in the acceleration of any obligation set forth in any agreement listed in response to Item 28 of Part C of the Acquired Trust’s registration statement on Form N-1A as of the date hereof to which the Acquired Trust or an Acquired Fund is a party or result in the imposition of any penalty upon the Acquired Trust or Acquired Funds;

(h)

a representation that, to the knowledge of Brandes Partners, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Trust or the Acquired Funds of the transactions contemplated herein, except such as may be required under state securities or blue sky laws or such as have been obtained;

(i)

a representation that, to the knowledge of Brandes Partners there are no legal or governmental proceedings relating to the Acquired Funds existing on or before the date of mailing of the Definitive Prospectus/Proxy Statement.

7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUNDS.

The obligations of the Acquired Trust and each Acquired Fund to complete the transactions provided for herein shall be subject, at their election, to the performance by the Acquiring Trust and the corresponding Acquiring Fund of all the obligations to be performed by them hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

7.1	The Acquiring Trust, on behalf of each Acquiring Fund, shall have delivered to the Acquired Funds a certificate executed on its behalf by the Acquiring Trust’s President or any Vice President and its

Treasurer, in form and substance satisfactory to the Acquired Funds and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Trust and each Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Acquiring Trust and each Acquiring Fund have complied with all the covenants and agreements and satisfied all of the conditions on their parts to be performed or satisfied under this Agreement at or prior to the Closing Date.

7.2

The Acquiring Trust, on behalf of the Acquiring Funds, shall have executed and delivered to the Acquired Funds an Assumption of Liabilities dated as of the Closing Date pursuant to which the Acquiring Funds will assume all of the Liabilities of the Acquired Funds in connection with the transactions contemplated by this Agreement. The Acquiring Trust on behalf of the Acquiring Funds also shall have delivered (or caused to be delivered) to the Acquired Funds, as reasonably requested by the Acquired Funds or its counsel, the following documents in the name of the Acquiring Trust on behalf of the Acquiring Funds: copies of custodian and transfer agent instructions, custodian and transfer agent acknowledgements of transfer or certificates, and any certificate or document mutually agreed as necessary or appropriate to consummate the Reorganization under this Agreement.

7.3

All proceedings taken by the Acquiring Trust or the Acquiring Funds in connection with the transactions contemplated by this Agreement and all documents incidental thereto shall be reasonably satisfactory in form and substance to the Acquired Funds.

7.4

The Board of Trustees of the Acquired Trust shall have received a certificate of insurance, evidencing that the Tail Insurance policy begins on the Closing Date, and the executed side letter agreement between Brandes Partners and the Acquired Trust with respect to the Tail Insurance policy.

7.5

The Board of Trustees of the Acquired Trust shall have received the executed side letter agreement among Brandes Partners, the Acquired Trust, and the Acquiring Trust with respect to the Russia Sanction Securities.

7.6

The Board of Trustees of the Acquired Trust shall have received evidence satisfactory to it that the valuation procedures applicable to the Acquired Funds and the valuation procedures that will be applicable to the Acquiring Funds have been amended as described to the Board in the materials provided for the special February 14, 2024 Board meeting, along with a certificate from Brandes Partners representing that the valuation procedures applicable to the Acquired Funds, including any amendments thereto, and valuation procedures that will be applicable to the Acquiring Funds do not differ in a manner that could result in a different net asset value when each Acquired Fund’s assets are valued in accordance with Section 2 of this Agreement.

7.7	The Board of Trustees of the Acquired Trust shall have received a certificate from:

(a)

the Acquiring Trust confirming (i) the adoption by the Acquiring Trust of (1) a Rule 12b-1 distribution plan, (2) a shareholder service plan, and (3) a Rule 18f-3 multiple class plan, each of which is substantially similar to the corresponding plan of the Acquired Trust; and (ii) that the Acquiring Trust has adopted all of the policies and procedures required under the federal securities laws for each Acquiring Fund to operate as set forth in the Registration Statement; and

(b)

Brandes Partners confirming that all necessary agreements have been executed, and all of the policies and procedures required under the federal securities laws have been adopted, and are in effect on the Closing Date for each Acquiring Fund to operate in the same manner as its corresponding Acquired Fund did immediately prior to the Closing.

7.8

The Board of Trustees of the Acquired Trust shall have received a side letter agreement executed by Brandes Partners, satisfactory to the Independent Trustees of the Acquired Trust, pursuant to which Brandes Partners agrees to (a) limit the total net operating expenses of each Acquiring Fund at the level of the corresponding Acquired Fund’s current total net operating expenses for a period of at least two years following the Closing of the Reorganization, and (b) certain other matters discussed and agreed to at the special Board meetings of the Board of Trustees of the Acquired Trust on January 25, 2024, and February 14, 2024.

8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE PARTIES.

The respective obligations of the Acquiring Trust, the Acquiring Funds, the Acquired Trust and the Acquired Funds hereunder are subject to the further conditions set forth below, and if any of such conditions have not been satisfied on or before the Closing Date, each party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1

This Agreement shall have been approved by the requisite vote of the holders of the outstanding shares of each Acquired Fund in accordance with the provisions of the Acquired Trust’s Declaration of Trust and Bylaws and applicable law, and the parties shall have received reasonable evidence of such approval. The parties acknowledge that the completion of each Reorganization of an Acquired Fund with an Acquiring Fund pursuant to this Agreement is not contingent upon the completion of any other Reorganization contemplated by this Agreement.

8.2

On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act, and no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

8.3

All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state blue sky and securities authorities) deemed, in good faith, necessary by the Acquired Trust, the Acquired Funds, the Acquiring Trust or the Acquiring Funds to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Funds or the Acquired Funds.

8.4

The Registration Statement shall have become effective under the 1933 Act and no stop order suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

8.5

The post-effective amendment to the registration statement of the Acquiring Trust on Form N-1A relating to the shares of beneficial interest of each Acquiring Fund shall have become effective and no stop order suspending the effectiveness thereof shall have been issued and, to the best knowledge of the Acquiring Trust, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

8.6

The Board of Trustees of the Acquiring Trust shall have received the executed side letter agreement among Brandes Partners, the Acquired Trust, and the Acquiring Trust with respect to the Russia Sanction Securities.

8.7

The Acquired Funds and the Acquiring Funds shall have received a favorable opinion of Ropes & Gray LLP dated on the Closing Date (which opinion will be subject to certain qualifications) satisfactory to both parties substantially to the effect that, on the basis of the existing provisions of the Code, Treasury regulations promulgated thereunder, current administrative rules, and court decisions, generally for U.S. federal income tax purposes, with respect to each Reorganization:

(a)

Each Reorganization will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and each of the Acquired Funds and the corresponding Acquiring Fund will be “a party to a reorganization” within the meaning of Section 368(b) of the Code.

(b)	No gain or loss will be recognized by any Acquired Fund (i) upon the transfer of its assets to the corresponding Acquiring Fund in exchange for Acquiring Fund Shares and the assumption by such Acquiring Fund of all the Liabilities of the Acquired Fund or (ii) upon the distribution of the Acquiring Fund Shares by the corresponding Acquired Fund to its shareholders in liquidation, as contemplated in Section 1 hereof.

(c)

No gain or loss will be recognized by any Acquiring Fund upon the receipt of the assets of the corresponding Acquired Fund solely in exchange for the assumption of all the Liabilities of the respective Acquired Fund and issuance of the Acquiring Fund Shares as contemplated in Section 1 hereof.

(d)

Each Acquiring Fund’s tax basis in the assets of the corresponding Acquired Fund transferred to such Acquiring Fund in each Reorganization will be the same as the corresponding Acquired Fund’s tax basis immediately prior to the transfer.

(e)

The holding periods in the hands of each Acquiring Fund of each asset of the corresponding Acquired Fund transferred to the Acquiring Fund in each Reorganization will include the period during which such asset was held or treated for federal income tax purposes as held by such Acquired Fund.

(f)

No gain or loss will be recognized by any Acquired Fund’s shareholders upon the exchange of their Acquired Fund Shares for the corresponding Acquiring Fund Shares (including fractional shares to which they may be entitled) in each Reorganization.

(g)

The aggregate tax basis of the Acquiring Fund Shares each corresponding Acquired Fund shareholder receives (including fractional shares to which they may be entitled) will be the same as the aggregate tax basis of the Acquired Fund Shares exchanged therefor.

(h)

An Acquired Fund’s shareholder’s holding period for the corresponding Acquiring Fund Shares (including fractional shares to which they may be entitled) received in each Reorganization will be determined by including the period during which such shareholder held or is treated for federal income tax purposes as having held the Acquired Fund Shares exchanged therefor, provided that the shareholder held those Acquired Fund Shares as a capital asset on the date of the exchange.

(i)

Each Acquiring Fund will succeed to and take into account the items of the corresponding Acquired Fund described in Section 381(c) of the Code subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Regulations thereunder, and the taxable year of each Acquired Fund will not end as a result of the Reorganization.

The opinion will be based on the Agreement, certain factual certifications made by officers of the Acquired Trust and the Acquiring Trust, and such other items as deemed necessary to render the opinion and will also be based on customary assumptions. The opinion is not a guarantee that the tax consequences of the Reorganizations will be as described above. There is no assurance that the Internal Revenue Service or a court would agree with the opinion.

8.8

At any time prior to the Closing, any of the foregoing conditions of this Section 8 (except for Section 8.1 and Section 8.7) may be jointly waived by the Board of Trustees of the Acquired Trust and the Board of Trustees of the Acquiring Trust, if, in the judgment of the Board of Trustees of the Acquired Trust, such waiver will not have a material adverse effect on the interests of the shareholders of the Acquired Funds and, if, in the judgment of the Board of Trustees of the Acquiring Trust, such waiver will not have a material adverse effect on the interests of the shareholders of the Acquiring Funds.

8.9

It is the intention of the parties that each Reorganization will qualify as a reorganization within the meaning of Section 368(a)(l)(F) of the Code. None of the parties to the Reorganization shall take any action or cause any action to be taken (including, without limitation the filing of any tax return) that is inconsistent with such treatment or is reasonably likely to result in the failure of such Reorganization to qualify as a reorganization within the meaning of Section 368(a)(l)(F) of the Code.

9.	BROKERAGE FEES; EXPENSES.

9.1

Each of the Acquired Trust, the Acquired Funds, the Acquiring Trust and the Acquiring Funds represents that there is no person who has dealt with it who by reason of such dealings is entitled to any broker’s or finder’s or other similar fee or commission arising out of the transactions contemplated by this Agreement.

9.2

Brandes Partners or its affiliates will bear all expenses incurred by the Acquiring Trust, the Acquiring Funds, the Acquired Trust, and the Acquired Funds in connection with the Reorganizations. The costs of the Reorganizations shall include, but not be limited to, preparation of the Registration Statement, printing and distributing each Acquiring Fund’s prospectus and the corresponding Acquired Fund’s proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders’ meetings. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code or in failure of the Reorganization to be treated as a reorganization described in Section 368(a)(1)(F) of the Code.

10.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1

This Agreement supersedes all previous correspondence and oral communications between the parties regarding the subject matter hereof, and constitutes the only understanding with respect to such subject matter.

10.2

The representations, warranties and covenants contained in this Agreement or in any other document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder except Sections 1.1, 1.3, 1.5, 1.6, 3.5, 4.1(x), 4.3, 5.11, 9, 10.2, 14 and 15. The covenants to be performed after the Closing shall survive after the Closing.

11.	TERMINATION

11.1	This Agreement may be terminated by the mutual agreement of the Acquired Trust, on behalf of the Acquired Funds, and the Acquiring Trust, on behalf of the Acquiring Funds, prior to the Closing Date.

11.2	In addition, either of the Acquired Trust or the Acquiring Trust may at its option terminate this Agreement at or prior to the Closing Date because:

(a)

With respect to a termination by the Acquired Trust, of a material breach by the Acquiring Trust or an Acquiring Fund of any representation, warranty, covenant or agreement contained herein to be satisfied or performed by the Acquiring Trust or an Acquiring Fund at or prior to the Closing Date; or with respect to a termination by the Acquiring Trust, of a material breach by the Acquired Trust or an Acquired Fund of any representation, warranty, covenant or agreement herein to be satisfied or performed by the Acquired Trust or each Acquired Fund at or prior to the Closing Date;

(b)	A condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met;

(c)

Any governmental authority of competent jurisdiction shall have issued any judgment, injunction, order, ruling or decree or taken any other action restraining, enjoining or otherwise prohibiting this Agreement or the consummation of any of the transactions contemplated herein and such judgment, injunction, order, ruling, decree or other action becomes final and non-appealable; provided that the party seeking to terminate this Agreement pursuant to this Section 11.2(c) shall have used its reasonable efforts to have such judgment, injunction, order, ruling, decree or other action lifted, vacated or denied; or

(d)	The Board of Trustees of the Acquiring Trust or the Board of Trustees of the Acquired Trust has resolved to terminate this Agreement after determining in good faith that circumstances have developed that would make proceeding with the transactions contemplated herein not in the best interests of an Acquiring Fund’s shareholders or an Acquired Fund’s shareholders, respectively, and prompt written notice is given to the other parties hereto.

11.3

In the event of the termination of this Agreement and abandonment of the transactions contemplated hereby pursuant to this Section 11, this Agreement shall become void and have no effect except that (a) Sections 4.3, 9.1, 9.2, 11.3, 14 and 15 shall survive any termination of this Agreement, and (b) notwithstanding anything to the contrary contained in this Agreement, no party shall be relieved or released from any liability or damages arising out of any breach of any provision of this Agreement by any party prior to the date of termination, unless the termination is effected pursuant to Section 11.1.

12.	TRANSFER TAXES.

Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than that of the registered holder of the corresponding Acquired Fund Shares on the books of the Acquired Funds as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

13.	AMENDMENTS.

This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Acquiring Trust and the Acquired Trust; provided, however, that following the shareholders’ meeting called by each Acquired Fund pursuant to Section 5.2 no such amendment may have the effect of changing any provisions to the material detriment of such shareholders without their further approval.

14.	NOTICES.

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy, email or certified mail addressed to the Acquired Trust or the Acquired Funds at [●] or the Acquiring Trust or Acquiring Funds at [●].

15.	MISCELLANEOUS.

15.1

The article and Section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement. If any provision or portion of this Agreement shall be determined to be invalid or unenforceable for any reason, the remaining provisions and portions of this Agreement shall be unaffected thereby and shall remain in full force and effect to the fullest extent permitted by law.

15.2

This Agreement may be executed in any number of counterparts, each of which shall be deemed an original. A facsimile or electronic (e.g., PDF) signature of an authorized officer of a party hereto on this Agreement and/or any transfer document shall have the same effect as if executed in the original by such officer.

15.3

This Agreement shall be governed by and construed in accordance with the domestic substantive laws of the Commonwealth of Massachusetts, without giving effect to any choice or conflicts of law rule or provision that would result in the application of the domestic substantive laws of any other jurisdiction.

15.4

This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

15.5

All covenants, agreements, representations and warranties made under this Agreement and any certificates delivered pursuant to this Agreement shall be deemed to have been material and relied upon by each of the parties, notwithstanding any investigation made by them or on their behalf.

15.6

A copy of the Acquired Trust’s Second Amended and Restated Agreement and Declaration of Trust dated November 18, 2021, to which reference is hereby made, is on file with the Commission. This Agreement was executed or made by or on behalf of the Acquired Trust and each Acquired Fund by the Trustees or officers of the Acquired Trust as Trustees or officers and not individually and the obligations of this Agreement are not binding upon any of them or the shareholders of an Acquired Fund individually but are binding only upon the assets and property of the Acquired Trust or upon the assets belonging to the series or class for the benefit of which the Trustees have caused this Agreement to be made.

15.7

This Agreement was executed or made by or on behalf of the Acquiring Trust and each Acquiring Fund by the Trustees or officers of the Acquiring Trust as Trustees or officers and not individually and the obligations of this Agreement are not binding upon any of them or the shareholders of an Acquiring Fund or the Acquiring Trust individually. The Acquiring Trust is a Massachusetts business trust organized in series (each a “Series”) of which each Acquiring Fund constitutes one such Series and the Acquiring Trust is executing this Agreement with respect to each Acquiring Fund only. The parties hereto agree that, as provided in the governing instrument of the Acquiring Trust, (a) the debts, liabilities, obligations and expenses incurred, contracted for or otherwise existing with respect to an Acquiring Fund are enforceable against the assets of such Acquiring Fund only, and not against the assets of the Acquiring Trust generally or the assets of any other Series thereof or of any other Acquiring Fund and (b) none of the debts, liabilities, obligations and expenses incurred, contracted for or otherwise existing with respect to the Acquiring Trust generally or any other Series thereof are enforceable against the assets of an Acquiring Fund.

15.8

Any public announcements or similar publicity with respect to this Agreement or the transactions contemplated herein will be made at such time and in such manner as the parties mutually shall agree in writing, provided that nothing herein shall prevent either party from making such public announcements as may be required by applicable law, in which case the party issuing such statement or communication shall advise the other party in writing prior to such issuance.

[Signature Page Follows]

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be duly executed by an authorized officer.

Datum One Series Trust
On behalf of the Acquiring Funds

By:
Name:
Title:

Brandes Investment Trust
On behalf of the Acquired Funds

By:
Name:
Title:

For purposes of Sections 4.3, 5.6, 5.8, 5.11, 6.7, 7.4, 7.5, 7.6, 7.7(b), 7.8, 8.6, 9.2, 10.2, and 11.3 only:

Brandes Investment Partners, L.P.

By:
Name:
Title:

Exhibit A

Acquired Fund/Acquiring Fund (and share classes) list:

Acquired Fund	Acquired Fund Share Class		Acquiring Fund Share Class	Acquiring Fund

Brandes International Equity Fund	Class A	➣	Class A	Brandes International Equity Fund

	Class C	➣	Class C

	Class I	➣	Class I

	Class R6	➣	Class R6

Brandes Global Equity Fund	Class A	➣	Class A	Brandes Global Equity Fund

	Class C	➣	Class C

	Class I	➣	Class I

	Class R6	➣	Class R6

Brandes Emerging Markets Value Fund	Class A	➣	Class A	Brandes Emerging Markets Value Fund

	Class C	➣	Class C

	Class I	➣	Class I

	Class R6	➣	Class R6

Brandes International Small Cap Equity Fund	Class A	➣	Class A	Brandes International Small Cap Equity Fund

	Class C	➣	Class C

	Class I	➣	Class I

	Class R6	➣	Class R6

Brandes Small Cap Value Fund	Class A	➣	Class A	Brandes Small Cap Value Fund

	Class I	➣	Class I

	Class R6	➣	Class R6

Brandes Core Plus Fixed Income Fund	Class A	➣	Class A	Brandes Core Plus Fixed Income Fund

	Class I	➣	Class I

	Class R6	➣	Class R6

Brandes Separately Managed Account Reserve Trust		➣		Brandes Separately Managed Account Reserve Trust

APPENDIX B: ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUNDS

***The disclosure included below applies to each Acquiring Fund unless otherwise noted***

Portfolio Holdings

A complete description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Funds’ Statement of Additional Information (“SAI”), which is located on the Funds’ website at www.brandesfunds.com.

Shareholder Information

Class A shares may be purchased only through financial intermediaries. Class A shares of each Fund are retail shares that require you to pay a front-end sales charge when you invest in that Fund, unless you qualify for a reduction or waiver of the sales charge. The sales charge you pay each time you purchase Class A shares differs depending on the amount you invest and may be reduced or eliminated for larger purchases or other reasons, as indicated below. The “offering price” you pay for Class A shares includes any applicable front-end sales charge. It is your responsibility to provide adequate documentation of your eligibility for a reduction or waiver of the sales charge in order to receive it.

Redemptions of Class A shares of a Fund purchased without the imposition of an initial sales charge may be assessed a contingent deferred sales charge if the Fund paid a commission in connection with the purchase of shares and the shares are redeemed within one year of purchase. For example, the charge would apply in connection with redemptions of shares made within one year of purchase pursuant to the sales charge waiver for purchases of $1 million or more of Fund shares. Ask your intermediary or, if you are not working with an intermediary, the Fund’s transfer agent, to determine whether a commission was paid in connection with your purchase of shares, and thus whether you may be assessed a contingent deferred sales charge. This charge is based on the lesser of the original purchase cost or the current market value of the shares being sold.

The sales charge for Class A shares is calculated as follows:

Amount of Purchase	Front End Sales Charge as a percentage of Offering Price*	Front End Sales Charge as a percentage of the Amount Invested	Dealer Commission as a percentage of Offering Price
Less than $25,000	5.75%	6.10%	5.75%
$25,000 or more but less than $50,000	5.00%	5.26%	5.00%
$50,000 or more but less than $100,000	4.50%	4.71%	4.50%
$100,000 or more but less than $250,000	3.50%	3.63%	3.50%
$250,000 or more but less than $500,000	2.50%	2.56%	2.50%
$500,000 or more but less than $750,000	2.00%	2.04%	2.00%
$750,000 or more but less than $1,000,000	1.50%	1.52%	1.50%
$1 million or more and certain other investments described below	None *	None *	See below

*

Each Fund may assess a contingent deferred sales charge (“CDSC”) of 1.00% on amounts of less than $4 million, 0.50% on amounts of at least $4 million but less than $10 million and 0.25% on amounts of at least $10 million to certain investments in Class A shares of $1 million or more that are redeemed within 12 months of the date of purchase.

The sales charge you pay may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding may vary with the size of the investment and the net asset value of the shares.

Any redemption in circumstances where a contingent deferred sales charge may be payable will be made first from shares where no such charge is payable.

Pricing of Fund Shares

A Fund’s share price is known as its net asset value or “NAV.” The NAV of shares of a Class of a Fund is calculated by adding the total value of the Fund’s investments and other assets attributable to that Class, subtracting the Fund’s liabilities attributable to that Class, and dividing the result by the number of outstanding shares of the Class (i.e., assets – liabilities / number of shares = NAV). The NAV takes into account the expenses and fees of a Fund, including management, administration and other fees, which are accrued daily. Each Fund’s share price is calculated as of the close of regular trading (generally 4:00 p.m. Eastern time) on each day the New York Stock Exchange (“NYSE”) is open for business.

The Funds sell shares of each Class at the NAV of the Class next computed (1) after your selected dealer or other authorized intermediary receives the order which is promptly transmitted to the Funds; or (2) after the Transfer Agent receives your order directly in proper form (which generally means a completed Account Application together with a negotiable check in U.S. dollars drawn on a domestic financial institution or a wire transfer of funds). You may pay a fee if you buy Fund shares through a broker or agent. The price you pay to purchase Class A Shares is the Fund’s offering price for Class A Shares, which is the NAV for Class A Shares next calculated after the order is received in proper form, plus any applicable sales charge (load). The amount you receive when selling Fund Class A Shares is their NAV next calculated after the order is received in proper form, less any applicable contingent deferred sales charge.

Each Fund values its investments at their market value. Securities and other assets for which market prices are not readily available are valued at fair value. The Adviser has been designated as the Funds’ valuation designee, with responsibility for fair valuation, subject to oversight by the Board of Trustees.

Each Fund calculates its NAV for shares of each Class once daily each day the NYSE is open for trading, as of approximately 4:00 p.m. Eastern time, the normal close of regular trading. If, for example, the NYSE closes at 1:00 p.m. Eastern time, the Fund’s NAV would still be determined as of 4:00 p.m. Eastern time. In this example, portfolio securities traded on the NYSE would be valued at their closing prices unless the Adviser determines that a “fair value” adjustment is appropriate due to subsequent events. The Funds invest in securities that are primarily traded in foreign markets which may be open for trading on weekends and other days when the Funds do not price their shares. As a result, NAV of each Fund’s shares may change on days when you will not be able to purchase or redeem Fund shares.

Fair Value Pricing

The Funds have adopted valuation procedures that have been approved by the Board of Trustees and allow for the use of fair value pricing in appropriate circumstances. Such circumstances may arise for instance when (a) trading in a security has been halted or suspended or a security has been delisted from a national exchange, (b) a security has not been traded for an extended period of time, (c) a significant event with respect to a security occurs after the close of trading and before the time the Funds calculate their own share prices, or (d) market quotations are not readily available or are not considered reliable for other reasons. Thinly traded securities and certain foreign securities may be impacted more by the use of fair valuations than other securities.

In using fair value pricing, the Adviser attempts to establish the price that the Funds might reasonably expect to receive upon a sale of the security at 4:00 PM Eastern time. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A Fund using fair value to price securities may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. Further, there can be no assurance that a Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its

NAV. The NAV of a Fund’s shares may change on days when shareholders will not be able to purchase or redeem the Fund’s shares. The Adviser’s role with respect to fair valuation may present certain conflicts of interest given the impact valuations can have on Fund performance and the Adviser’s asset-based fees.

Purchasing and Adding to Your Shares

Purchases through a Securities Dealer

You may purchase shares of the Funds through a securities dealer which has an agreement with the Distributor (a “selected dealer”). Selected dealers are authorized to accept purchase and redemption orders on the Funds’ behalf. Each Fund will price an order for shares of a Class at the NAV of the Class next computed, plus any applicable sales charge/(load), after the order is accepted by an authorized dealer or the dealer’s authorized designee. The Trust and the Distributor reserve the right to cancel an order for which payment is not received from a selected dealer by the third business day following the order. A selected dealer may impose postage and handling charges on your order. For more information about the securities dealers that offer the Funds or to discuss the Funds in more detail, please contact Brandes Private Client Services at (800) 237-7119 or sales@brandes.com.

Purchases through the Transfer Agent

To purchase shares of the Funds directly from the Transfer Agent, complete the Account Application (available from the Transfer Agent) and mail it to the Transfer Agent. You may pay by a check with the Account Application, or by a wire transfer of funds as described below. All checks must be in U.S. dollars drawn on a domestic bank. The Funds will not accept payment in cash or money orders. To prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares. The Funds are unable to accept postdated checks, or any conditional order or payment. The Transfer Agent may charge a fee against a shareholder’s account, in addition to any loss sustained by the Funds, for any payment that is returned. It is the policy of the Funds not to accept applications under certain circumstances or in amounts considered to be disadvantageous to shareholders. The Funds reserve the right to reject any application. You can make additional investments by wire or by mailing a check, together with the Invest by Mail form from a recent confirmation statement. If you do not have the Invest by Mail form, include the Fund name, your name, address, and account number on a separate piece of paper along with your check.

For overnight delivery, please send to:	For regular mail, please send to:

Brandes Funds c/o The Northern Trust Company 333 South Wabash Avenue Attn: Funds Center, Floor 38 Chicago, IL 60604	Brandes Funds c/o The Northern Trust Company P.O. Box 4766 Chicago, IL 60680-4766

The Trust does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at The Northern Trust Company post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent. Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s offices.

Payment by Wire

If you are making your first investment in the Funds, before you wire funds the Transfer Agent must have a completed account application. You may mail your account application or deliver it overnight to the Transfer Agent. Upon receipt of your completed account application, the Transfer Agent will establish an account for you. The account number assigned will be required as part of the instruction that should be provided to your bank to send the wire. Your bank must include the name of the Fund, the account number, and your name so that monies can be correctly applied. Your bank should transmit funds by wire to:

The Northern Trust Company

50 South LaSalle Street

Chicago, IL 60603

ABA #071000152

Account #5201681000

Account Name: Third Party Wire GL

Reference*: BMF1081FFFAAAAAAA

(*Where FFF is the fund # and AAAAAAA is the account # )

Wired funds must be received prior to 4:00 p.m., Eastern time to be eligible for same day pricing. The Funds and The Northern Trust Company are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

Before sending any wire, please contact the Transfer Agent at 1-800-395-3807 between the hours of 8:00 a.m. and 6:00 p.m. Eastern time on a day when the NYSE is open for trading to advise it of your intent to wire funds. This will ensure prompt and accurate credit upon receipt of your wire.

Purchasing by Telephone

If your signed account application has been received by the Funds, and you did not decline telephone options, you may purchase additional shares of the Funds by calling toll free at (800) 395-3807. If your account has been open for at least 15 days, telephone orders will be accepted via electronic funds transfer from your pre-designated bank account through the Automated Clearing House (“ACH”) network. You must have banking information established on your account prior to making a purchase by telephone. Only bank accounts held at domestic institutions that are ACH members may be used for telephone transactions. If your order is received prior to 4:00 p.m., Eastern time, shares will be purchased at the NAV next calculated on a day the NYSE is open, plus any applicable sales charge (load). For security reasons, requests by telephone will be recorded. If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person. Once a telephone transaction has been placed, it cannot be cancelled or modified after the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). During periods of high market activity, you may encounter higher than usual wait times. Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close. If you are unable to contact the Funds by telephone, you may make your request in writing.

Purchasing Through the Automatic Investment Plan. Subsequent Investments. (Class A and C Shares Only)

For your convenience, the Funds offer an Automatic Investment Plan (“AIP”). Under this AIP, the minimum initial investment of $2,500 is waived and you authorize the applicable Fund(s) to withdraw from your personal checking or savings account each month, quarterly, semi-annually or annually, an amount that you wish to invest, which must be at least $500. If you wish to enroll in the AIP, complete the appropriate section on the Account application. Your signed account application must be received at least 15 calendar days prior to the initial transaction. A $25 fee will be imposed if your AIP transaction is returned for any reason. The Funds may terminate or modify this privilege at any time. You may terminate your participation in the AIP at any time by notifying the Transfer Agent at least five days prior to the next withdrawal. Please contact your financial institution to determine if it is an Automated Clearing House (ACH) member. Your financial institution must be an ACH member in order for you to participate in the AIP.

The AIP is a method of using dollar cost averaging as an investment strategy that involves investing a fixed amount of money at regular time intervals. However, a program of regular investment cannot ensure a profit or protect against a loss as a result of declining markets. By continually investing the same amount, you will be purchasing more shares when the price is low and fewer shares when the price is high.

Retirement Plan Participants

Individual participants in qualified retirement plans should purchase shares of the Funds through their respective plan sponsor or administrator, which is responsible for transmitting orders. You may invest in Fund shares through an IRA account sponsored by the Adviser, including traditional and Roth IRA accounts. Each Fund may also be appropriate for other retirement plans. The initial investment minimum is $1,000 for investing in Fund shares through an IRA account and is $500 for subsequent investments. Before investing in any IRA or other retirement plan, you should consult your tax adviser. Whenever making an investment in an IRA, be sure to indicate the year in which the contribution is made. The procedures for investing in the Funds depend on the provisions of the plan and any arrangements that the plan sponsor may have made for special processing services.

Other Purchase Information

The Transfer Agent credits shares to your account and does not issue stock certificates. The Trust and the Distributor each reserve the right to reject any purchase order or suspend or modify the offering of the Funds’ shares.

Shares of the Funds have not been registered for sale outside the United States. The Funds reserve the right to refuse investments from non-U.S. persons or entities. The Funds generally do not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

You may also purchase shares of each Fund by paying “in-kind” in the form of securities, provided that such securities are of the type which the Fund may legally purchase and are consistent with the Fund’s investment objective and policies, that such securities are liquid, unrestricted and have a readily determinable value by exchange or NASDAQ listing, and that the purchase has been approved by the Adviser.

Exchanging Your Shares

You may exchange your shares of any Class of any Brandes Fund for shares in an identically registered account of the same Class of any other series of the Trust. Such exchange will be treated as a sale of shares and may be subject to federal, state and local income tax.

Selling Your Shares

How to Redeem Shares

Your shares may be redeemed only by instructions from the registered owner of your shareholder account. If you are a participant in a retirement or other plan, direct your redemption requests to the plan sponsor or administrator, which may have special procedures for processing such requests and is responsible for forwarding requests to the Transfer Agent.

You may redeem shares by contacting your selected dealer or authorized intermediary. The selected dealer can arrange for the repurchase of the shares through the Distributor at the NAV next determined after the selected dealer receives your instructions. The dealer may charge you for this service. If your shares are held in a dealer’s “street name,” you must redeem them through the dealer.

You may also redeem shares by mailing or delivering instructions to the Transfer Agent, Brandes Funds c/o The Northern Trust Company, P.O. Box 4766, Chicago, Illinois 60680-4766. The instructions must specify the name of the Fund, the number of shares or dollar amount to be redeemed, the account number and signatures by all of the shareholders whose names appear on the account registration with a signature guarantee, if applicable. Additional documents are required for certain type of redemptions such as redemptions from corporations, from partnerships, or from accounts with executors, trustees, administrations or guardians. The price you will receive for the Fund shares redeemed is the next determined NAV for the shares after the Transfer Agent has received a completed redemption request.

Telephone Redemptions

You may establish telephone redemption privileges unless you declined telephone options on the account application. You can redeem shares by telephoning the Transfer Agent at 1-800-395-3807, between the hours of 8:00 a.m. and 6:00 p.m. Eastern time on a day when the NYSE is open for trading. Proceeds for Fund shares redeemed by telephone will be mailed by check to the address of record, sent by wire to a pre-determined bank account of record or sent via the ACH network to a bank account of record on the following business day. There is no charge when proceeds are sent via the ACH system and credit is usually available within 2-3 days. Telephone trades must be received prior to market close. During periods of high market activity, shareholders may encounter higher than usual call waits. Please allow sufficient time to place your telephone transaction. Once a telephone transaction has been placed, it cannot be cancelled or modified after the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time).

In order to arrange for telephone redemptions after an account has been opened or to change the bank account or address designated to receive redemption proceeds, a written request must be sent to the Transfer Agent. The request must be signed by each shareholder of the account and may require signature guarantees or a signature validation from a Signature Validation Program member or other acceptable form of authentication from a financial institution source.

Special Factors Regarding Telephone Redemptions

The Trust will use procedures, such as requesting personal or specific information from the person making a telephone redemption, designed to provide reasonable verification of account ownership. If an account has more than one owner or authorized person, a Fund will accept telephone instructions from any one owner or authorized person. The Trust reserves the right to refuse a telephone redemption request if it believes that the person making the request is neither the record owner of the shares being redeemed nor otherwise authorized by the shareholder to request the redemption. If these normal identification procedures are not followed, the Trust or its agents could be liable for any loss, liability or cost which results from acting upon instructions of a person believed to be a shareholder.

Signature Guarantees

Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the NYSE Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). A notary public is not an acceptable signature guarantor.

A signature guarantee from either a Medallion program member or a non-Medallion program member, is required in the following situations:

•	If ownership is being changed on your account;

•	When redemption proceeds are payable or sent to any person, address or bank account not on record;

•	When a redemption request is received by the Transfer Agent and the account address has changed within the last 30 calendar days;

•	For all redemptions in excess of $100,000 from any shareholder account.

In addition to the situations described above, the Trust and/or the Transfer Agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation. The Trust also reserves the right, in its sole discretion, to waive any signature guarantee requirement.

Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.

Systematic Withdrawal Plan (Class A and C Shares Only)

You may redeem shares of your Fund through a Systematic Withdrawal Plan (“SWP”). Under the SWP, you may choose to receive a specified dollar amount (at least $50), generated from the redemption of shares in your account, on a monthly, quarterly or annual basis. You may establish a SWP on any account and in any amount you choose. Your account must have a share balance of $10,000 or more. If you elect this method of redemption, the applicable Fund will send a check to your address of record, or will send the payment via electronic funds transfer through the ACH network, directly to your bank account. For payment through the ACH network, your bank must be an ACH member and your bank account information must be maintained on your Fund account. The SWP may be terminated at any time by the Funds. You may also elect to terminate your participation in the SWP at any time by contacting the Transfer Agent at least five days prior to the next withdrawal.

A withdrawal under the SWP involves a redemption of shares and may result in a gain or loss for federal income tax purposes. In addition, if the amount withdrawn exceeds the dividends credited to your account, your account ultimately may be depleted.

Redemption Payments

The Funds typically send the redemption proceeds on the next business day (a day when the NYSE is open for normal business) after the redemption request is received in good order and prior to market close, regardless of whether the redemption proceeds are sent via check, wire, or automated clearing house (ACH) transfer. Under unusual circumstances, a Fund may suspend redemptions, or postpone payment for up to seven days, as permitted by federal securities law. If any portion of the shares to be redeemed represents an investment made by check or ACH, the Fund may delay the payment of the redemption proceeds until the Transfer Agent is reasonably satisfied that the purchase price has been collected. This may take up to twelve calendar days from the purchase date.

Each Fund typically expects that it will hold cash or cash equivalents to meet redemption requests. A Fund may also use the proceeds from the sale of portfolio securities to meet redemption requests if consistent with the management of the Fund. These redemption methods will be used regularly and may also be used in stressed market conditions. Although payment of redemption proceeds normally is made in cash, each Fund reserves the right to pay redemption proceeds in whole or in part through a redemption in-kind. It is not expected that a Fund would pay redemptions by an in kind distribution except in unusual and/or stressed market conditions. On the same redemption date, some shareholders may be paid in whole or in part in securities (which may differ among these shareholders) while other shareholders may be paid entirely in cash.

Redemption of Small Accounts

If the value of your investment in a Fund falls below $500 because of redemptions, the Trust may notify you, and if your investment value remains below $500 for a continuous 60-day period, the Trust may redeem your shares. However, the Trust will not redeem shares based solely upon changes in the market that reduce the net asset value of your shares. The minimum account size requirements do not apply to shares held by officers or employees of the Adviser or its affiliates or Trustees of the Trust. The Trust reserves the right to modify or terminate these involuntary redemption features at any time upon 60 days’ notice.

IRA Redemptions

Shareholders who have an IRA or other retirement plan must indicate on their written redemption request whether or not to withhold federal income tax. Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding.

Shares held in IRA or other retirement plan accounts may be redeemed by telephone at 1-800-395-3807. Investors will be asked whether or not to withhold taxes from any distribution.

Unclaimed Property/Lost Shareholder

It is important that each Fund maintain a correct address for each shareholder. An incorrect address may cause a shareholder’s account statements and other mailings to be returned to the Fund. Based upon statutory requirements for returned mail addressed to a shareholder, a Fund will attempt to locate the shareholder or rightful owner of the account. If a Fund is unable to locate the shareholder, then it will determine whether the shareholder’s account can legally be considered abandoned. Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws. Each Fund is legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. The shareholder’s last known address of record determines which state has jurisdiction. Please contact the Transfer Agent toll-free at 1-800-395-3807 at least annually to ensure your account remains in active status.

If you are a resident of the state of Texas, you may designate a representative to receive notifications that, due to inactivity, your mutual fund account assets may be delivered to the Texas Comptroller. Please contact the Transfer Agent if you wish to complete a Texas Designation of Representative form.

Householding

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and Annual and Semi-Annual Reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-800-395-3807 to request individual copies of these documents. Once a Fund receives notice to stop householding, we will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

Policy on Disruptive Trading

Each Fund is designed as a long-term investment and, therefore, is not appropriate for “market timing” or other trading strategies that entail rapid or frequent investment and disinvestment which could disrupt orderly management of the Fund’s investment portfolio (“disruptive trading”).

The Board of Trustees has adopted policies and procedures reasonably designed to monitor the trading activity of each Fund’s shares and, in cases where disruptive trading activity is detected, to take action to stop such activity. The Funds reserve the right to modify these policies at any time without shareholder notice. In particular, the Funds or the Adviser may, without any prior notice, reject a purchase order of any investor, group of investors, or person acting on behalf of any investor or investors, whose pattern of trading or transaction history involves, in the opinion of the Funds or the Adviser, actual or potential harm to the Funds. The Adviser considers certain factors, such as transaction size, type of transaction, frequency of transaction and trade history, when determining whether to reject a purchase order.

The Funds currently consider any shareholder (or, in the case of omnibus or retirement plan accounts, any beneficial owner or plan participant) to be engaged in excessive trading if he or she purchases and sells approximately the same amount of shares of a Fund (without regard to Class) more than four times in any twelve-month period. Investors who have not engaged in disruptive trading may also be prevented from purchasing shares of a Fund if the Trust or the Adviser believes a financial intermediary or its representative associated with that investor’s account has otherwise been involved in disruptive trading on behalf of other accounts or investors.

Despite the efforts of the Trust and the Adviser to prevent disruptive trading within the Funds and the adverse impact of such activity, there is no guarantee that the Funds’ policies and procedures will be effective. Disruptive trading cannot be detected until the investor has engaged in a pattern of such activity, at which time, a Fund may have experienced some or all of its adverse effects. Disruptive trading may be difficult to detect because investors may deploy a variety of strategies to avoid detection. In seeking to prevent disruptive trading practices in the Funds, the Trust and the Adviser consider only the information actually available to them at the time.

In addition, the Trust receives orders through financial intermediaries (such as brokers, retirement plan record keepers and variable insurance product sponsors) which may facilitate disruptive trading or utilize omnibus accounts that make it more difficult to detect and stop disruptive trading within a Fund. If a financial intermediary establishes an omnibus account with a Fund, the Adviser is limited in its ability to determine whether trades placed through the financial intermediary may signal excessive trading. Consequently, the Adviser may not be able to detect disruptive trading in Fund shares and, even if it does detect disruptive trading, may be unable to stop such activity. Also, there may exist multiple tiers of financial intermediaries, each utilizing an omnibus account structure that may further compound the difficulty to the Trust of detecting and stopping disruptive trading activity in Fund shares. However, the Adviser has entered into written agreements with the Trust’s financial intermediaries under which each intermediary must, upon request, provide the Trust with certain shareholder and identity trading information so that the Trust can enforce their disruptive trading policies.

To the extent that the Trust or their agents are unable to curtail excessive or short term trading (such as market timing), these practices may interfere with the efficient management of a Fund’s portfolios, and may result in the Funds engaging in certain activities to a greater extent than they otherwise would, such as engaging in more frequent portfolio transactions and maintaining higher cash balances. More frequent portfolio transactions would increase a Fund’s transaction costs and decrease its investment performance, and maintenance of a higher level of cash balances would likewise result in lower Fund investment performance during periods of rising markets. The costs of such activities would be borne by all shareholders of the Fund, including the long-term investors who do not generate the costs. Additionally, frequent trading may also interfere with the Adviser’s ability to efficiently manage the Funds and compromise its portfolio management strategies.

The Funds invest in foreign securities and may be particularly susceptible to short duration trading strategies. This is because time zone differences among international stock markets can allow a shareholder engaging in a short duration strategy to exploit a Fund’s share prices that are based on closing prices of securities established some time before the Fund calculates its own share price (typically, 4:00 p.m., Eastern time).

Dividends and Distributions

The Funds expect to pay dividends from net investment income quarterly, and to make distributions of net capital gains, if any, at least annually. The Board of Trustees may decide to pay dividends and distributions more frequently.

The Funds automatically reinvest dividends and capital gain distributions in additional shares of the applicable Fund at the relevant NAV on the reinvestment date unless you have previously requested cash payment to the Transfer Agent. You may change your distribution election by writing or calling the Transfer Agent at least five days prior to the next distribution. If you elect to receive dividends and/or distributions in cash and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Funds reserve the right to reinvest the dividend and/or distribution in your account, at the current relevant NAV, and to reinvest all of your subsequent dividends and/or distributions.

Any dividend or distribution paid by a Fund has the effect of reducing the NAV of shares in the Fund by the amount of the dividend or distribution. If you purchase shares shortly before the record date of a dividend or distribution, the distribution will be subject to income taxes even though the dividend or distribution represents, in substance, a partial return of your investment.

Taxes

The following discussion is very general, applies only to shareholders who are U.S. persons (as determined for U.S. federal income tax purposes), and does not address shareholders subject to special rules, such as those who hold Fund shares through an IRA, 401(k) plan or other tax-advantaged account.

Each Fund is treated as a separate entity for U.S. federal income tax purposes and has elected and intends to qualify for the special tax treatment afforded to a regulated investment company (“RIC”) under the Internal Revenue Code. As long as a Fund qualifies for treatment as a RIC, it pays no federal income tax on the income and gains it timely distributes to shareholders. However, a Fund’s failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in fund-level taxation and, consequently, a reduction in income available for distribution to shareholders.

Distributions made by the Funds may be taxable to shareholders whether received in cash or reinvested in additional shares of the Fund. Distributions derived from net investment income, including net short-term capital gains, are generally taxable to shareholders at ordinary income tax rates or, if certain conditions are met, a Fund may report distributions as qualified dividend income, taxable to individual or certain other non-corporate shareholders at reduced U.S. federal income tax rates. The investment strategies of the Funds may limit their ability to make distributions eligible to be treated as qualified dividend income. Distributions reported by a Fund as net capital gain (the excess of net long-term capital gain over net short-term capital loss) are generally taxable at the tax rates applicable to long-term capital gains regardless of the length of time shareholders have held their shares of a Fund. Although distributions are generally taxable when received, certain distributions declared by a Fund in October, November or December and paid by such Fund in January of the following year, are taxable as if received in the prior December. Each Fund (or its administrative agent) will inform you annually of the amount and nature of the Fund’s distributions.

Shareholders currently subject to income tax may wish to avoid investing in a Fund shortly before a dividend or other distribution, because such a distribution will generally be taxable even though it may economically represent a return of a portion of your investment.

To the extent a Fund invests in foreign securities, it may be subject to withholding and other taxes imposed by foreign countries. However, under certain circumstances a Fund may be able to pass through to its shareholders the foreign taxes that it pays, in which case shareholders will include their proportionate share of such taxes in calculating their gross income, but they may be able to claim deductions or credits against their U.S. taxes for such foreign taxes. Each Fund will also notify you each year of the amounts, if any, available as deductions or credits.

Sales and exchanges of a Fund’s shares (including an exchange of a Fund’s shares for shares of another Brandes Fund) will be treated as taxable transactions to shareholders, and any gain on the transaction will generally be subject to federal income tax. Assuming a shareholder holds Fund shares as a capital asset, the gain or loss on the sale of a Fund’s shares generally will be treated as a short-term capital gain or loss if you held the shares for 12 months or less or as long-term capital gain or loss if you held the shares for longer. Any loss realized upon a taxable disposition of a Fund’s shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by you with respect to the Fund shares. All or a portion of any loss realized upon a taxable disposition of a Fund’s shares will be disallowed if you purchase, including a purchase by reinvestment of a distribution, other substantially identical shares within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

A tax is imposed at the rate of 3.8% on net investment income of U.S. individuals with income exceeding specified thresholds, and on undistributed net investment income of certain estates and trusts. Net investment income generally includes for this purpose dividends and capital gain distributions paid by a fund and gain on the redemption or exchange of Fund shares.

The Funds (or their administrative agent) must report to the Internal Revenue Service (“IRS”) and furnish to Fund shareholders cost basis information for Fund shares. For each sale of a Fund’s shares, the Funds will permit shareholders to elect from among several IRS-accepted cost basis methods, including the average cost basis method. In the absence of an election, a Fund will use a default basis method that will be communicated to you separately. The cost basis method elected by the Fund shareholder (or the cost basis method applied by default)

for each sale of Fund shares may not be changed after the settlement date of each such sale of Fund shares. Fund shareholders should consult their tax advisers to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how cost basis reporting applies to them. Shareholders also should carefully review the cost basis information provided to them and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns.

A Fund may invest in U.S. REITs. Investments in REIT equity securities may require the Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. A Fund’s investments in REIT equity securities may at other times result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes these amounts, these distributions could constitute a return of capital to the Fund’s shareholders for federal income tax purposes. Dividends paid by a REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a REIT to a Fund will be treated as long-term capital gains by the Fund and, in turn, may be distributed by the Fund to its shareholders as a capital gain distribution. Dividends received by a Fund from a REIT generally will not constitute qualified dividend income and will not qualify for the dividends received deduction. If a REIT is operated in a manner such that it fails to qualify as a REIT, an investment in the REIT would become subject to double taxation, meaning the taxable income of the REIT would be subject to federal income tax at the regular corporate rate without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the REIT’s current and accumulated earnings and profits.

“Qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income eligible for capital gain tax rates) generally give rise to a 20% deduction for non-corporate taxpayers. This deduction results in a reduced effective tax rate on the qualified REIT dividends. Distributions by a Fund to its shareholders that are attributable to qualified REIT dividends received by the Fund and which the Fund properly reports as “section 199A dividends,” are treated as “qualified REIT dividends” in the hands of non-corporate shareholders. A section 199A dividend is treated as a qualified REIT dividend only if the shareholder receiving such dividend holds the dividend-paying RIC shares for at least 46 days of the 91-day period beginning 45 days before the shares become ex-dividend, and is not under an obligation to make related payments with respect to a position in substantially similar or related property. A Fund is permitted to report such part of its dividends as section 199A dividends as are eligible, but is not required to do so.

If you are not a citizen or permanent resident of the United States, a Fund’s ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business. The 30% withholding tax generally will not apply to distributions of net capital gain. A Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Distributions of net capital gain and short-term capital gain dividends received by a nonresident alien individual who is present in the U.S. for a period or periods aggregating 183 days or more during the taxable year are not exempt from this 30% withholding tax. Different tax consequences may result if you are a foreign shareholder engaged in a trade or business within the United States or if you are a foreign shareholder entitled to claim the benefits of a tax treaty.

Each Fund will be required in certain cases to withhold (as “backup withholding”) on amounts payable to any shareholder who (1) has provided the Fund either an incorrect tax identification number or no number at all, (2) is subject to backup withholding by the IRS for failure to properly report payments of interest or dividends, (3) has failed to certify to the Fund that such shareholder is not subject to backup withholding, or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien). Backup withholding will not, however, be applied to payments that have been subject to the 30% withholding tax applicable to shareholders who are neither citizens nor residents of the United States.

The SAI contains more information about taxes. Because each shareholder’s circumstances are different and special tax rules may apply, you should consult your own tax advisers about federal, foreign, state and local taxation consequences of investing in a Fund.

Additional Information

The Funds enter into contractual arrangements with various parties, including among others the Funds’ investment adviser, who provide services to the Funds. Shareholders are not parties to, or intended (or “third party”) beneficiaries of, those contractual arrangements.

The Prospectus and the SAI provide information concerning the Funds that you should consider in determining whether to purchase shares of the Funds. The Funds may make changes to this information from time to time. Neither this prospectus nor the SAI is intended to give rise to any contract rights or other rights in any shareholder, other than any rights conferred explicitly by federal or state securities laws that may not be waived.

FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the financial performance of the Funds for the past five years or since commencement of operations. Certain information reflects financial results for a single share. The financial highlights information for all periods is that of the corresponding Acquired Fund. The total return in the table represents the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). Information presented in the tables below has been audited by PricewaterhouseCoopers LLP, the independent registered public accounting firm of the Acquired Funds, whose report, along with the Acquired Funds’ financial statements, are included in the Acquired Funds’ annual report, which is available upon request.

FINANCIAL HIGHLIGHTS For a capital share outstanding for the period ended:

	Net asset value, beginning of period	Net investment income(1)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Dividends from net investment income	Net asset value, end of period
Brandes International Equity Fund
Class A
9/30/2023	$12.97	0.46	5.14	5.60	(0.42)	$18.15
9/30/2022	$18.12	0.60	(5.02)	(4.42)	(0.73)	$12.97
9/30/2021	$13.51	0.53	4.54	5.07	(0.46)	$18.12
9/30/2020	$16.02	0.26	(2.40)	(2.14)	(0.37)	$13.51
9/30/2019	$17.71	0.53	(1.59)	(1.06)	(0.63)	$16.02
Class C
9/30/2023	$12.72	0.30	5.07	5.37	(0.30)	$17.79
9/30/2022	$17.78	0.43	(4.89)	(4.46)	(0.60)	$12.72
9/30/2021	$13.27	0.43	4.47	4.90	(0.39)	$17.78
9/30/2020	$15.76	0.13	(2.33)	(2.20)	(0.29)	$13.27
9/30/2019	$17.47	0.40	(1.58)	(1.18)	(0.53)	$15.76
Class I
9/30/2023	$13.08	0.51	5.19	5.70	(0.46)	$18.32
9/30/2022	$18.21	0.62	(5.03)	(4.41)	(0.72)	$13.08
9/30/2021	$13.57	0.57	4.57	5.14	(0.50)	$18.21
9/30/2020	$16.07	0.27	(2.37)	(2.10)	(0.40)	$13.57
9/30/2019	$17.76	0.56	(1.60)	(1.04)	(0.65)	$16.07
Class R6
9/30/2023	$13.18	0.52	5.23	5.75	(0.46)	$18.47
9/30/2022	$18.32	0.63	(5.06)	(4.43)	(0.71)	$13.18
9/30/2021	$13.64	0.57	4.62	5.19	(0.51)	$18.32
9/30/2020	$16.15	0.36	(2.47)	(2.11)	(0.40)	$13.64
9/30/2019	$17.83	0.59	(1.61)	(1.02)	(0.66)	$16.15

(1)	Net investment income per share has been calculated based on average shares outstanding during the period.
(2)	The total return calculation does not reflect the sales loads that may be imposed on Class A or C shares (see Note 7 of the Notes to Financial Statements).
(3)	After fees waived and expenses absorbed or recouped by the Advisor, where applicable.
(4)	As of June 30, 2019, the expense cap for the class changed from 1.00% to 0.85%.
(5)	As of June 30, 2019, the expense cap for the class changed from 0.82% to 0.75%.

FINANCIAL HIGHLIGHTS For a capital share outstanding for the period ended:

Total return(2)	Net assets, end of period (millions)	Ratio of net expenses to average net assets(3)		Ratio of net investment income to average net assets(3)	Ratio of expenses (prior to reimbursements) to average net assets		Ratio of net investment income (prior to reimbursements) to average net assets	Portfolio turnover rate

43.29%	$43.9	1.13%		2.69%	1.13%		2.69%	21.81%
(25.05)%	$27.9	1.12%		3.57%	1.13%		3.56%	28.67%
37.55%	$38.2	1.10%		3.03%	1.11%		3.02%	30.41%
(13.42)%	$22.1	1.13%		1.80%	1.14%		1.79%	23.20%
(5.98)%	$32.0	1.16%		3.21%	1.16%		3.21%	14.43%

42.25%	$7.3	1.89%		1.81%	1.89%		1.81%	21.81%
(25.64)%	$5.9	1.87%		2.58%	1.88%		2.57%	28.67%
36.90%	$8.8	1.54%		2.51%	1.56%		2.49%	30.41%
(14.06)%	$7.6	1.88%		1.01%	1.89%		1.00%	23.20%
(6.73)%	$13.1	1.91%		2.46%	1.91%		2.46%	14.43%

43.66%	$553.0	0.85%		2.94%	0.93%		2.86%	21.81%
(24.83)%	$387.4	0.85%		3.66%	0.93%		3.58%	28.67%
37.87%	$552.2	0.85%		3.25%	0.91%		3.19%	30.41%
(13.13)%	$401.7	0.85%		2.03%	0.94%		1.94%	23.20%
(5.82)%	$622.4	0.94	%(4)	3.43%	0.96	%(4)	3.41%	14.43%

43.76%	$54.1	0.75%		2.99%	0.88%		2.86%	21.81%
(24.76)%	$40.1	0.75%		3.69%	0.88%		3.56%	28.67%
38.03%	$58.8	0.75%		3.28%	0.86%		3.17%	30.41%
(13.08)%	$47.8	0.75%		2.35%	0.89%		2.21%	23.20%
(5.69)%	$35.9	0.80	%(5)	3.57%	0.91	%(5)	3.46%	14.43%

FINANCIAL HIGHLIGHTS For a capital share outstanding for the period ended:

	Net asset value, beginning of period	Net investment income(1)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Dividends from net investment income	Dividends from net realized gains
Brandes Global Equity Fund
Class A
9/30/2023	$20.42	0.48	5.67	6.15	(0.44)	(0.33)
9/30/2022	$26.53	0.49	(5.09)	(4.60)	(0.61)	(0.90)
9/30/2021	$19.30	0.55	7.54	8.09	(0.56)	(0.30)
9/30/2020	$21.75	0.28	(2.33)	(2.05)	(0.40)	—
9/30/2019	$24.61	0.47	(1.80)	(1.33)	(0.48)	(1.05)
Class C
9/30/2023	$20.17	0.28	5.61	5.89	(0.25)	(0.33)
9/30/2022	$26.25	0.29	(5.01)	(4.72)	(0.46)	(0.90)
9/30/2021	$19.16	0.37	7.47	7.84	(0.45)	(0.30)
9/30/2020	$21.60	0.17	(2.35)	(2.18)	(0.26)	—
9/30/2019	$24.45	0.30	(1.78)	(1.48)	(0.32)	(1.05)
Class I
9/30/2023	$20.66	0.54	5.75	6.29	(0.49)	(0.33)
9/30/2022	$26.78	0.55	(5.14)	(4.59)	(0.63)	(0.90)
9/30/2021	$19.46	0.64	7.59	8.23	(0.61)	(0.30)
9/30/2020	$21.91	0.38	(2.39)	(2.01)	(0.44)	—
9/30/2019	$24.77	0.53	(1.81)	(1.28)	(0.53)	(1.05)

(1)	Net investment income per share has been calculated based on average shares outstanding during the period.
(2)	The total return calculation does not reflect the sales loads that may be imposed on Class A or C shares (see Note 7 of the Notes to Financial Statements).
(3)	After fees waived and expenses absorbed or recouped by the Advisor, where applicable.

FINANCIAL HIGHLIGHTS For a capital share outstanding for the period ended:

Net asset value, end of period	Total return(2)	Net assets, end of period (millions)	Ratio of net expenses to average net assets(3)	Ratio of net investment income to average net assets(3)	Ratio of expenses (prior to reimbursements) to average net assets	Ratio of net investment income (prior to reimbursements) to average net assets	Portfolio turnover rate

$25.80	30.29%	$1.1	1.25%	1.88%	1.43%	1.70%	17.28%
$20.42	(18.30)%	$0.8	1.25%	1.95%	1.42%	1.78%	14.57%
$26.53	42.30%	$0.8	1.25%	2.21%	1.41%	2.05%	20.46%
$19.30	(9.41)%	$0.9	1.25%	1.56%	1.58%	1.23%	17.16%
$21.75	(5.22)%	$1.5	1.25%	2.11%	1.56%	1.81%	12.11%

$25.48	29.35%	$0.3	2.00%	1.14%	2.18%	0.96%	17.28%
$20.17	(18.91)%	$0.6	2.00%	1.17%	2.17%	1.00%	14.57%
$26.25	41.21%	$0.9	2.00%	1.50%	1.78%	1.72%	20.46%
$19.16	(10.08)%	$0.7	2.00%	0.84%	2.32%	0.52%	17.16%
$21.60	(5.91)%	$1.2	2.00%	1.37%	2.32%	1.05%	12.11%

$26.13	30.60%	$40.6	1.00%	2.11%	1.21%	1.90%	17.28%
$20.66	(18.08)%	$35.2	1.00%	2.18%	1.22%	1.96%	14.57%
$26.78	42.67%	$45.5	1.00%	2.52%	1.20%	2.32%	20.46%
$19.46	(9.18)%	$28.6	1.00%	1.83%	1.36%	1.47%	17.16%
$21.91	(4.98)%	$33.4	1.00%	2.37%	1.36%	2.00%	12.11%

FINANCIAL HIGHLIGHTS For a capital share outstanding for the period ended:

	Net asset value, beginning of period	Net investment income(1)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Dividends from net investment income	Return of capital
Brandes Emerging Markets Value Fund
Class A
9/30/2023	$5.92	0.16	1.79	1.95	(0.11)	—
9/30/2022	$8.66	0.28	(2.75)	(2.47)	(0.27)	—
9/30/2021	$7.04	0.18	1.54	1.72	(0.10)	—
9/30/2020	$8.57	0.13	(1.49)	(1.36)	(0.17)	—
9/30/2019	$8.46	0.19	0.07	0.26	(0.15)	—
Class C
9/30/2023	$5.86	0.09	1.79	1.88	(0.05)	—
9/30/2022	$8.59	0.22	(2.72)	(2.50)	(0.23)	— (4)
9/30/2021	$7.01	0.14	1.55	1.69	(0.11)	—
9/30/2020	$8.53	0.07	(1.48)	(1.41)	(0.11)	—
9/30/2019	$8.44	0.13	0.06	0.19	(0.10)	—
Class I
9/30/2023	$5.96	0.18	1.80	1.98	(0.13)	—
9/30/2022	$8.71	0.24	(2.70)	(2.46)	(0.28)	(0.01)
9/30/2021	$7.07	0.20	1.55	1.75	(0.11)	—
9/30/2020	$8.62	0.14	(1.50)	(1.36)	(0.19)	—
9/30/2019	$8.50	0.21	0.08	0.29	(0.17)	—
Class R6
9/30/2023	$6.00	0.15	1.85	2.00	(0.13)	—
9/30/2022	$8.76	0.28	(2.75)	(2.47)	(0.28)	(0.01)
9/30/2021	$7.11	0.20	1.56	1.76	(0.11)	—
9/30/2020	$8.65	0.16	(1.51)	(1.35)	(0.19)	—
9/30/2019	$8.53	0.23	0.07	0.30	(0.18)	—

(1)	Net investment income per share has been calculated based on average shares outstanding during the period.
(2)	The total return calculation does not reflect the sales loads that may be imposed on Class A or C shares (see Note 7 of the Notes to Financial Statements).
(3)	After fees waived and expenses absorbed or recouped by the Advisor, where applicable.
(4)	Amount is less than $0.01 per share.

FINANCIAL HIGHLIGHTS For a capital share outstanding for the period ended:

Net asset value, end of period	Total return(2)	Net assets, end of period (millions)	Ratio of net expenses to average net assets(3)	Ratio of net investment income to average net assets(3)	Ratio of expenses (prior to reimbursements) to average net assets	Ratio of net investment income (prior to reimbursements) to average net assets	Portfolio turnover rate

$7.76	33.00%	$141.6	1.35%	2.16%	1.35%	2.16%	19.23%
$5.92	(28.99)%	$137.5	1.33%	2.90%	1.33%	2.90%	23.04%
$8.66	24.41%	$216.2	1.30%	2.02%	1.31%	2.01%	34.97%
$7.04	(16.10)%	$174.2	1.33%	1.75%	1.34%	1.74%	34.39%
$8.57	3.10%	$235.9	1.35%	2.23%	1.35%	2.23%	22.09%

$7.69	32.05%	$4.4	2.10%	1.29%	2.10%	1.29%	19.23%
$5.86	(29.54)%	$5.1	2.08%	2.14%	2.08%	2.14%	23.04%
$8.59	24.01%	$10.3	1.59%	1.66%	1.60%	1.65%	34.97%
$7.01	(16.63)%	$11.1	2.08%	0.90%	2.09%	0.89%	34.39%
$8.53	2.27%	$18.0	2.10%	1.48%	2.10%	1.48%	22.09%

$7.81	33.37%	$520.8	1.12%	2.40%	1.14%	2.38%	19.23%
$5.96	(28.79)%	$457.0	1.12%	3.10%	1.14%	3.08%	23.04%
$8.71	24.71%	$1,003.8	1.12%	2.24%	1.11%	2.25%	34.97%
$7.07	(15.96)%	$834.8	1.12%	1.88%	1.14%	1.86%	34.39%
$8.62	3.41%	$1,117.7	1.12%	2.46%	1.15%	2.43%	22.09%

$7.87	33.54%	$8.7	0.97%	2.05%	1.10%	1.92%	19.23%
$6.00	(28.75)%	$21.0	0.97%	2.95%	1.08%	2.84%	23.04%
$8.76	24.74%	$68.1	0.97%	2.32%	1.06%	2.23%	34.97%
$7.11	(15.74)%	$39.1	0.97%	2.07%	1.09%	1.95%	34.39%
$8.65	3.45%	$47.6	0.97%	2.61%	1.10%	2.48%	22.09%

FINANCIAL HIGHLIGHTS For a capital share outstanding for the period ended:

	Net asset value, beginning of period	Net investment income (loss)(1)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Dividends from net investment income	Dividends from net realized gains
Brandes International Small Cap Equity Fund
Class A
9/30/2023	$9.45	0.25	4.41	4.66	(0.22)	—
9/30/2022	$14.01	0.45	(4.27)	(3.82)	(0.74)	—
9/30/2021	$9.33	0.14	4.69	4.83	(0.15)	—
9/30/2020	$10.22	0.07	(0.88)	(0.81)	(0.08)	—
9/30/2019	$12.10	0.15	(1.60)	(1.45)	(0.30)	(0.13)
Class C
9/30/2023	$9.09	0.13	4.27	4.40	(0.13)	—
9/30/2022	$13.49	0.33	(4.08)	(3.75)	(0.65)	—
9/30/2021	$9.03	0.10	4.54	4.64	(0.18)	—
9/30/2020	$9.94	(0.01)	(0.85)	(0.86)	(0.05)	—
9/30/2019	$11.81	0.06	(1.55)	(1.49)	(0.25)	(0.13)
Class I
9/30/2023	$9.50	0.28	4.43	4.71	(0.24)	—
9/30/2022	$14.09	0.47	(4.29)	(3.82)	(0.77)	—
9/30/2021	$9.37	0.15	4.73	4.88	(0.16)	—
9/30/2020	$10.25	0.09	(0.88)	(0.79)	(0.09)	—
9/30/2019	$12.14	0.17	(1.61)	(1.44)	(0.32)	(0.13)
Class R6
9/30/2023	$9.54	0.32	4.44	4.76	(0.25)	—
9/30/2022	$14.14	0.59	(4.40)	(3.81)	(0.79)	—
9/30/2021	$9.39	0.17	4.74	4.91	(0.16)	—
9/30/2020	$10.27	0.07	(0.86)	(0.79)	(0.09)	—
9/30/2019	$12.15	0.18	(1.61)	(1.43)	(0.32)	(0.13)

(1)	Net investment income per share has been calculated based on average shares outstanding during the period.
(2)	The total return calculation does not reflect the sales loads that may be imposed on Class A or C shares (see Note 7 of the Notes to Financial Statements).
(3)	After fees waived and expenses absorbed or recouped by the Advisor, where applicable.

FINANCIAL HIGHLIGHTS For a capital share outstanding for the period ended:

Net asset value, end of period	Total return(2)	Net assets, end of period (millions)	Ratio of net expenses to average net assets(3)	Ratio of net investment income to average net assets(3)	Ratio of expenses (prior to reimbursements) to average net assets	Ratio of net investment income (prior to reimbursements) to average net assets	Portfolio turnover rate

$13.89	49.42%	$48.9	1.36%	1.99%	1.36%	1.99%	32.77%
$9.45	(28.26)%	$37.8	1.36%	3.73%	1.36%	3.73%	38.17%
$14.01	51.91%	$68.0	1.32%	1.10%	1.33%	1.09%	26.16%
$9.33	(7.95)%	$35.8	1.35%	0.77%	1.36%	0.76%	39.28%
$10.22	(12.04)%	$43.5	1.35%	1.34%	1.35%	1.34%	22.52%

$13.36	48.26%	$3.0	2.11%	1.05%	2.11%	1.05%	32.77%
$9.09	(28.71)%	$3.2	2.11%	2.88%	2.11%	2.88%	38.17%
$13.49	51.52%	$5.3	1.49%	0.86%	1.50%	0.85%	26.16%
$9.03	(8.64)%	$4.5	2.11%	(0.06)%	2.12%	(0.07)%	39.28%
$9.94	(12.69)%	$6.9	2.10%	0.59%	2.10%	0.59%	22.52%

$13.97	49.62%	$272.9	1.15%	2.24%	1.16%	2.23%	32.77%
$9.50	(28.04)%	$196.2	1.15%	3.85%	1.16%	3.84%	38.17%
$14.09	52.15%	$318.0	1.12%	1.23%	1.13%	1.22%	26.16%
$9.37	(7.69)%	$260.8	1.15%	0.93%	1.16%	0.92%	39.28%
$10.25	(11.93)%	$414.8	1.15%	1.54%	1.15%	1.54%	22.52%

$14.05	50.05%	$0.5	1.00%	2.51%	1.11%	2.40%	32.77%
$9.54	(28.00)%	$0.3	1.00%	4.53%	1.10%	4.43%	38.17%
$14.14	52.39%	$13.5	1.00%	1.37%	1.08%	1.29%	26.16%
$9.39	(7.72)%	$10.5	1.00%	0.83%	1.12%	0.71%	39.28%
$10.27	(11.80)%	$20.4	1.00%	1.69%	1.10%	1.59%	22.52%

FINANCIAL HIGHLIGHTS For a capital share outstanding for the period ended:

	Net asset value, beginning of period	Net investment income(1)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Dividends from net investment income	Dividends from net realized gains
Brandes Small Cap Value Fund
Class A
9/30/2023	$10.40	0.12	2.88	3.00	(0.27)	(0.01)
9/30/2022	$13.22	0.20	(2.30)	(2.10)	(0.21)	(0.51)
9/30/2021	$8.52	0.02	4.51	4.53	0.17	—
9/30/2020	$8.58	0.15	(0.16)	(0.01)	(0.05)	—
9/30/2019	$10.27	0.05	(0.95)	(0.90)	(0.10)	(0.69)
Class I
9/30/2023	$10.52	0.17	2.89	3.06	(0.27)	(0.01)
9/30/2022	$13.34	0.19	(2.28)	(2.09)	(0.22)	(0.51)
9/30/2021	$8.58	0.09	4.50	4.59	0.17	—
9/30/2020	$8.62	0.14	(0.13)	0.01	(0.05)	—
9/30/2019	$10.27	0.07	(0.92)	(0.85)	(0.11)	(0.69)
Class R6
9/30/2023	$9.88	0.19	2.70	2.89	(0.27)	(0.01)
9/30/2022	$12.53	0.20	(2.13)	(1.93)	(0.21)	(0.51)
9/30/2021	$8.00	0.18	4.18	4.36	0.17	—
9/30/2020	$7.97	0.26	(0.18)	0.08	(0.05)	—
9/30/2019	$10.32	0.09	(1.63)	(1.54)	(0.12)	(0.69)

(1)	Net investment income per share has been calculated based on average shares outstanding during the period.
(2)	The total return calculation does not reflect the sales loads that may be imposed on Class A shares (see Note 7 of the Notes to Financial Statements).
(3)	After fees waived and expenses absorbed or recouped by the Advisor, where applicable.
(4)	Amount is less than $50,000.

FINANCIAL HIGHLIGHTS For a capital share outstanding for the period ended:

Net asset value, end of period	Total return(2)	Net assets, end of period (millions)		Ratio of net expenses to average net assets(3)	Ratio of net investment income to average net assets(3)	Ratio of expenses (prior to reimbursements) to average net assets	Ratio of net investment income (prior to reimbursements) to average net assets	Portfolio turnover rate

$13.12	29.02%	$2.3		1.15%	0.96%	2.70%	(0.59)%	30.99%
$10.40	(16.84)%	$0.7		1.15%	1.64%	4.66%	(1.87)%	160.46%
$13.22	57.55%	$0.5		1.15%	0.19%	5.78%	(4.44)%	90.71%
$8.52	(0.02)%	$—	(4)	1.15%	1.06%	27.37%	(25.16)%	80.65%
$8.58	(8.53)%	$—	(4)	1.15%	0.55%	7.18%	(5.48)%	54.30%

$13.30	29.33%	$9.4		0.90%	1.36%	2.50%	(0.24)%	30.99%
$10.52	(16.66)%	$3.1		0.90%	1.50%	4.25%	(1.85)%	160.46%
$13.34	58.09%	$1.6		0.90%	0.70%	6.66%	(5.06)%	90.71%
$8.58	0.10%	$0.5		0.90%	1.65%	30.12%	(27.57)%	80.65%
$8.62	(8.13)%	$0.5		0.90%	0.81%	4.18%	(2.47)%	54.30%

$12.49	29.66%	$0.1		0.72%	1.63%	2.45%	(0.10)%	30.99%
$9.88	(16.50)%	$0.1		0.72%	1.86%	3.58%	(1.00)%	160.46%
$12.53	59.25%	$—	(4)	0.72%	0.86%	6.62%	(5.04)%	90.71%
$8.00	1.11%	$—	(4)	0.72%	0.87%	29.17%	(27.58)%	80.65%
$7.97	(15.36)%	$—	(4)	0.72%	0.98%	3.16%	(1.46)%	54.30%

FINANCIAL HIGHLIGHTS For a capital share outstanding for the period ended:

	Net asset value, beginning of period	Net investment income(1)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(2)
Brandes Core Plus Fixed Income Fund
Class A
9/30/2023	$7.98	0.27	(0.08)	0.19	(0.27)	$7.90	2.33%
9/30/2022	$9.35	0.20	(1.36)	(1.16)	(0.21)	$7.98	(12.55)%
9/30/2021	$9.52	0.18	(0.12)	0.06	(0.23)	$9.35	0.67%
9/30/2020	$9.18	0.19	0.34	0.53	(0.19)	$9.52	5.89%
9/30/2019	$8.85	0.24	0.33	0.57	(0.24)	$9.18	6.56%
Class I
9/30/2023	$8.06	0.29	(0.08)	0.21	(0.29)	$7.98	2.55%
9/30/2022	$9.43	0.23	(1.37)	(1.14)	(0.23)	$8.06	(12.25)%
9/30/2021	$9.60	0.21	(0.13)	0.08	(0.25)	$9.43	0.89%
9/30/2020	$9.26	0.22	0.33	0.55	(0.21)	$9.60	6.07%
9/30/2019	$8.92	0.26	0.34	0.60	(0.26)	$9.26	6.85%
Class R6
9/30/2023	$8.06	0.29	(0.06)	0.23	(0.31)	$7.98	2.79%
9/30/2022	$9.43	0.33	(1.37)	(1.04)	(0.33)	$8.06	(11.26)%
9/30/2021	$9.60	0.34	(0.13)	0.21	(0.38)	$9.43	2.23%
9/30/2020	$9.26	0.29	0.34	0.63	(0.29)	$9.60	6.89%
9/30/2019	$8.93	0.09	0.56	0.65	(0.32)	$9.26	7.40%

(1)	Net investment income per share has been calculated based on average shares outstanding during the period.
(2)	The total return calculation does not reflect the sales loads that may be imposed on Class A shares (see Note 7 of the Notes to Financial Statements).
(3)	After fees waived and expenses absorbed or recouped by the Advisor, where applicable.
(4)	As of August 13, 2020, the expense cap for the class changed from 0.70% to 0.50%.
(5)	As of August 13, 2020, the expense cap for the class changed from 0.50% to 0.30%.
(6)	Amount is less than $50,000.
(7)	As of August 13, 2020, the expense cap for the class changed from 0.35% to 0.30%.

FINANCIAL HIGHLIGHTS For a capital share outstanding for the period ended:

Net assets, end of period (millions)		Ratio of net expenses to average net assets(3)		Ratio of net investment income to average net assets(3)	Ratio of expenses (prior to reimbursements) to average net assets	Ratio of net investment income (prior to reimbursements) to average net assets	Portfolio turnover rate

$1.3		0.50%		3.34%	0.88%	2.96%	15.72%
$0.8		0.50%		2.30%	0.86%	1.94%	25.44%
$1.0		0.50%		1.95%	0.83%	1.62%	27.13%
$1.2		0.68	%(4)	2.30%	0.86%	2.12%	20.59%
$3.2		0.70%		2.72%	0.93%	2.49%	18.54%

$65.4		0.30%		3.53%	0.66%	3.17%	15.72%
$60.0		0.30%		2.59%	0.66%	2.23%	25.44%
$78.1		0.30%		2.23%	0.63%	1.90%	27.13%
$85.6		0.48	%(5)	2.41%	0.65%	2.24%	20.59%
$83.4		0.50%		2.91%	0.73%	2.68%	18.54%

$—	(6)	0.30%		3.55%	0.64%	3.21%	15.72%
$—	(6)	0.30%		3.73%	0.30%	3.73%	25.44%
$—	(6)	0.30%		3.54%	0.30%	3.54%	27.13%
$—	(6)	0.30	%(7)	3.19%	0.30%	3.19%	20.59%
$—	(6)	0.35%		0.97%	0.35%	0.97%	18.54%

FINANCIAL HIGHLIGHTS

Brandes Separately Managed Account Reserve Trust	Year Ended September 30,
	2023	2022	2021	2020	2019
Net asset value, beginning of period	$7.38	$8.83	$8.94	$8.73	$8.65

Total from investment operations:
Net investment income	0.36	0.30	0.27	0.31	0.36
Net realized and unrealized gain/(loss) on investments	0.04	(1.45)	(0.07)	0.21	0.08

Total from investment operations	0.40	(1.15)	0.20	0.52	0.44

Less dividends and distributions:
Dividends from net investment income	(0.36)	(0.30)	(0.31)	(0.31)	(0.36)

Total dividends and distributions	(0.36)	(0.30)	(0.31)	(0.31)	(0.36)

Net asset value, end of period	$7.42	$7.38	$8.83	$8.94	$8.73

Total return	5.39%	(13.30%)	2.33%	6.05%	5.29%
Net assets, end of period (millions)	$150.9	$149.8	$186.5	$181.2	$177.0
Ratio of expenses to average net assets	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net investment income to average net assets	4.74%	3.63%	3.04%	3.52%	4.27%
Portfolio turnover rate	23.24%	28.94%	36.89%	32.24%	35.99%

(1)	Net investment income per share has been calculated based on average shares outstanding during the period.
(2)

Reflects the fact that no fees or expenses are incurred by the Fund. The Fund is an integral part of “wrap-fee” programs sponsored by investment advisors and/or broker-dealers unaffiliated with the Fund or the Advisor. Participants in these programs pay a “wrap” fee to the sponsor of the program.

APPENDIX C: SERVICE PROVIDERS

The Investment Adviser

Brandes Investment Partners, L.P., has been in business, through various predecessor entities, since 1974. As of December 31, 2023, the Adviser managed approximately $23.6 billion in assets for various clients, including corporations, public and corporate pension plans, foundations and charitable endowments, and individuals. The Adviser’s offices are at 4275 Executive Square, 5th Floor, La Jolla, California 92037. The Adviser is an investment adviser registered with the SEC in the U.S. under the Investment Advisers Act of 1940, as amended.

Portfolio Managers

Each Fund’s investment portfolio is team-managed by an investment committee comprised of senior portfolio management professionals of the Adviser.

International Equity Fund

All investment decisions for the International Equity Fund are the responsibility of the Adviser’s International Large Cap Investment Committee (“International Large Cap Committee”). The voting members of the Committee are Brent V. Woods, Amelia Maccoun Morris, Jeffrey Germain, Shingo Omura and Luiz G. Sauerbronn.

The Funds’ SAI provides additional information about the International Large Cap Committee, including information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities of the Funds.

Each Portfolio Manager served as portfolio manager of the Acquired Fund.

Portfolio Manager	Length of Service with the Fund	Business Experience During the Past Five Years
Brent V. Woods, CFA	International Equity Fund Since 2024	Brent V. Woods, CFA
Executive Director
Experience

• Current Responsibilities

• Member of the International Large-Cap Investment Committee

• Member of the Investment Oversight Committee, which monitors the processes and activities of the Adviser’s investment committees

• Officer of the Adviser’s general partner

• Experience began in 1995

• Joined Brandes Investment Partners in 1995

• Limited partner of the Adviser’s parent company

Portfolio Manager	Length of Service with the Fund	Business Experience During the Past Five Years
• Prior Career Highlights

• Chief Executive Officer

• Managing Director, Investments Group with Brandes Investment Partners, responsible for the Adviser’s securities research efforts and oversight of the product investment committees

• Education and Skills

• JD (cum laude) from Harvard Law School

• Master’s in international studies from St. John’s College at Cambridge University, England

• AB (Phi Beta Kappa) from Princeton University

Amelia Maccoun Morris, CFA

Amelia Maccoun Morris, CFA	International Equity Fund Since 2024	Director, Investments Group

Experience

• Current Responsibilities

• Analyst and Team Leader responsibilities on the Consumer Products Research Team

• Member of the International Large-Cap Investment Committee

• Experience began in 1986

• Joined Brandes Investment Partners in 1998

• Limited partner of the Adviser’s parent company

• Prior Career Highlights

• Member of the Emerging Markets Investment Committee with Brandes Investment Partners

• Member of the Investment Oversight Committee with Brandes Investment Partners

• Member of the Brandes Institute Advisory Board

• Education and Skills

• MBA from the University of Chicago Booth School of Business

• AB in economics (Phi Beta Kappa and cum laude) from the University of California, Davis

Portfolio Manager	Length of Service with the Fund	Business Experience During the Past Five Years
Jeffrey Germain, CFA	International Equity Fund Since 2024	Jeffrey Germain, CFA
Director, Investments Group
Experience

• Current Responsibilities

• Analyst responsibilities on the Basic Materials Research Team

• Member of the International Large-Cap Investment Committee

• Experience began in 2001

• Joined Brandes Investment Partners in 2001

• Limited partner of the Adviser’s parent company

• Prior Career Highlights

• Financial Analyst with Harcourt

• CFO of Golf Destinations

• Education and Skills

• BS in business administration with a concentration in finance from the University of North Carolina at Chapel Hill

Shingo Omura, CFA	International Equity Fund Since 2024	Shingo Omura, CFA
Director, Investments Group
Experience

• Current Responsibilities

• Analyst and Team Leader responsibilities on the Health Care Research Team

• Member of the International Large-Cap Investment Committee

• Primary Product Coordinator for the Japan Equity strategy

• Member of the ESG Oversight Committee

• Experience began in 2001

• Joined Brandes Investment Partners in 2005

• Limited partner of the Adviser’s parent company

• Prior Career Highlights

• Sell-Side Research Analyst (covering basic materials and utilities companies) in Japan

Portfolio Manager	Length of Service with the Fund	Business Experience During the Past Five Years
• Education and Skills

• MBA from the Haas School of Business at the University of California, Berkeley

• BA in economics from Keio University in Tokyo, Japan

Luiz G. Sauerbronn	International Equity Fund Since 2024	Luiz G. Sauerbronn
Director, Investments Group
Experience

• Current Responsibilities

• Analyst responsibilities on the Industrials Research Team

• Member of the International Large-Cap and Small-Cap Investment Committees

• Member of the ESG Oversight Committee

• Experience began in 1995

• Joined Brandes Investment Partners in 2001

• Limited partner of the Adviser’s parent company

• Prior Career Highlights

• Summer Associate with J.P. Morgan

• Manager of Mergers and Acquisitions Advisory Team with Banco Brascan (part of Brookfield Asset Management) in Brazil

• Trainee with Royal Dutch Shell

• Education and Skills

• MBA from the Haas School of Business at the University of California, Berkeley

• BS in economics from the Federal University of Rio de Janeiro

Global Equity Fund

All investment decisions for the Global Equity Fund are the joint responsibility of the Adviser’s Global Large Cap Investment Committee (“Global Large Cap Committee”). The voting members of the Committee are Brent Fredberg, Ted Kim, Kenneth Little and Brian A. Matthews.

The Funds’ SAI provides additional information about the Global Large Cap Committee, including information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities of the Funds.

Each Portfolio Manager served as portfolio manager of the Acquired Fund.

Portfolio Manager	Length of Service with the Funds	Business Experience During the Past Five Years
Brent Fredberg	Global Equity Fund Since 2024	Brent Fredberg Director, Investments Group

Experience

• Current Responsibilities

• Analyst and Team Leader responsibilities on the Technology Research Team

• Member of the Global Large-Cap Investment Committee

• Experience began in 1994

• Joined Brandes Investment Partners in 1999

• Limited partner of the Adviser’s parent company

• Prior Career Highlights

• Financial Analyst and Controller with Raytheon/Amana Appliances

• Education and Skills

• MBA (with distinction) from Northwestern University’s Kellogg Graduate School of Management

• BS in finance (with distinction) from the University of Iowa

• Certified Management Accountant (inactive)

Ted Kim, CFA	Global Equity Fund Since 2024	Ted Kim, CFA Director, Investments Group

Experience

• Current Responsibilities

• Analyst and Team Leader responsibilities on the Industrials Research Team

• Member of the Global Large-Cap Investment Committee

• Experience began in 2000

• Joined Brandes Investment Partners in 2000

• Limited partner of the Adviser’s parent company

• Prior Career Highlights

• Product and Manufacturing Engineer with Ford Motor Company

Portfolio Manager	Length of Service with the Funds	Business Experience During the Past Five Years
• Education and Skills

• MBA from the Kellogg Graduate School of Management at Northwestern University

• MS in system design and management from the Massachusetts Institute of Technology

• BS in mechanical engineering from the Massachusetts Institute of Technology

Kenneth Little, CFA	Global Equity Fund Since 2024	Kenneth Little, CFA Managing Director, Investments Group

Experience

• Current Responsibilities

• Managing Director, Investments Group, leading the Adviser’s overall research efforts and overseeing the product investment committees

• Member of the Global Large-Cap and All-Cap Investment Committees

• Analyst and Team Leader responsibilities on the Basic Materials and Utilities Research Teams

• Member of the Senior Management Team, which is responsible for the Adviser’s day-to-day operations and long-term strategic direction

• Member of the ESG Oversight Committee

• Experience began in 1996

• Joined Brandes Investment Partners in 1996

• Limited partner of the Adviser’s parent company

• Prior Career Highlights

• Senior Accountant with KPMG

• Education and Skills

• MBA from the Fuqua School of Business at Duke University

• BS in accounting from the University of La Verne

• Certified Public Accountant (inactive)

Brian A. Matthews, CFA	Global Equity Fund Since 2024	Brian A. Matthews, CFA Director, Investments Group

Experience

• Current Responsibilities

• Analyst responsibilities on the Communication Services Research Team

Portfolio Manager	Length of Service with the Funds	Business Experience During the Past Five Years
• Member of the Global Large-Cap Investment Committee

• Experience began in 2000

• Joined Brandes Investment Partners in 2002

• Limited partner of the Adviser’s parent company

• Prior Career Highlights

• Member of the Small-Cap Investment Committee with Brandes Investment Partners

• Investment Banking Analyst with Merrill Lynch

• Education and Skills

• BS with concentrations in finance and management (summa cum laude) from the Wharton School of the University of Pennsylvania

Emerging Markets Value Fund

All investment decisions for the Emerging Markets Value Fund are the responsibility of the Adviser’s Emerging Markets Investment Committee (“Emerging Markets Committee”). The voting members of the Committee are Mauricio Abadia, Christopher J. Garrett, Louis Y. Lau, and Gerardo Zamorano.

The Funds’ SAI provides additional information about the Emerging Markets Committee, including information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities of the Fund.

Each Portfolio Manager served as portfolio manager of the Acquired Fund.

Portfolio Manager	Length of Service with the Fund	Business Experience During the Past Five Years
Mauricio Abadia	Emerging Markets Value Fund Since 2024	Mauricio Abadia Director, Investments Group Experience

• Current Responsibilities

• Analyst responsibilities on the Basic Materials, Consumers, and Utilities Research Teams

• Member of the Emerging Markets Investment Committee

• Experience began in 2006

• Joined Brandes Investment Partners in 2010

• Prior Career Highlights

• Senior Consultant with Deloitte

Portfolio Manager	Length of Service with the Fund	Business Experience During the Past Five Years
• Education and Skills

• MBA (with honors) from the Haas School of Business at the University of California, Berkeley

• BS in systems engineering (with distinction) from the University of Virginia

• Fluent in Spanish

Christopher J. Garrett, CFA	Emerging Markets Value Fund Since 2024	Christopher J. Garrett, CFA Director, Institutional Group Experience

• Current Responsibilities

• Member of the Emerging Markets Investment Committee

• Develop and service relationships with institutional consultants and clients

• Non-Executive Director of Brandes Investment Partners (Asia) Pte. Ltd. (“Brandes Asia”), which is headquartered in Singapore and is an affiliate of Brandes Investment Partners, L.P.

• Experience began in 1990

• Joined Brandes Investment Partners in 2000

• Limited partners of the Adviser’s parent company

• Prior Career Highlights

• Chief Executive Officer and Institutional Portfolio Manager for Brandes Asia

• Portfolio Manager/Analyst with Dupont Capital Management

• Corporate Loan Officer with City National Bank

• Corporate Loan Officer with First Interstate Bank of California

• Education and Skills

• MBA from Columbia University’s Columbia Business School

• BS in finance from Arizona State University

Portfolio Manager	Length of Service with the Fund	Business Experience During the Past Five Years
Louis Y. Lau, CFA	Emerging Markets Value Fund Since 2024	Louis Y. Lau, CFA Director, Investments Group Experience

• Current Responsibilities

• Analyst responsibilities on the Financial Institutions Research Team

• Member of the Emerging Markets Investment Committee

• Product Coordinator for the Emerging Markets Portfolio

• Experience began in 1998

• Joined Brandes Investment Partners in 2004

• Limited partner of the Adviser’s parent company

• Prior Career Highlights

• Analyst with Goldman Sachs, in investment banking and equity capital markets

• Education and Skills

• MBA in finance and accounting (with honors) from the Wharton School of the University of Pennsylvania

• Director of Research and Portfolio Manager of the Wharton Investment Management Fund, a student-run, U.S. small-cap value fund

• BBA in finance (with merit) from the National University of Singapore

• Studied at the University of Michigan (Ann Arbor) and New York University

• Fluent in Chinese

Gerardo Zamorano, CFA	Emerging Markets Value Fund Since 2024	Gerardo Zamorano, CFA Director, Investments Group

Experience

• Current Responsibilities

• Analyst and Team Leader responsibilities on the Communication Services Research Team

• Member of the Emerging Markets and All-Cap Investment Committees

• Experience began in 1995

Portfolio Manager	Length of Service with the Fund	Business Experience During the Past Five Years
• Joined Brandes Investment Partners in 1999

• Limited partner of the Adviser’s parent company

• Prior Career Highlights

• Assistant Investment Officer in the Latin America Department with the International Finance Corporation (part of the World Bank Group)

• Education and Skills

• MBA from the Kellogg Graduate School of Management of Northwestern University

• BSE (magna cum laude) from the Wharton School of Business of the University of Pennsylvania

• Fluent in Spanish and Portuguese

International Small Cap Fund and Small Cap Value Fund

All investment decisions for the International Small Cap Fund and the Small Cap Value Fund are the joint responsibility of the Adviser’s Small Cap Investment Committee (“Small Cap Committee”). The voting members of the Small Cap Committee are Luiz G. Sauerbronn, Yingbin Chen, Mark Costa and Bryan Barrett.

The Funds’ SAI provides additional information about the Small Cap Committee, including information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities of the Funds.

Each Portfolio Manager served as portfolio manager of the Acquired Fund.

Portfolio Manager	Length of Service with the Funds	Business Experience During the Past Five Years
Luiz G. Sauerbronn	International Small Cap Fund Since 2024	Luiz G. Sauerbronn Director, Investments Group
Experience

	Small Cap Value Fund Since 2024	• Current Responsibilities
• Analyst responsibilities on the Industrials Research Team

• Member of the International Large-Cap and Small-Cap Investment Committees

• Member of the ESG Oversight Committee

• Experience began in 1995

• Joined Brandes Investment Partners in 2001

• Limited partner of the Adviser’s parent company

• Prior Career Highlights

• Summer Associate with J.P. Morgan

Portfolio Manager	Length of Service with the Funds	Business Experience During the Past Five Years
• Manager of Mergers and Acquisitions Advisory Team with Banco Brascan (part of Brookfield Asset Management) in Brazil

• Trainee with Royal Dutch Shell

• Education and Skills

• MBA from the Haas School of Business at the University of California, Berkeley

• BS in economics from the Federal University of Rio de Janeiro
Yingbin Chen, CFA	International Small Cap Fund Since 2024	Yingbin Chen, CFA Director, Investments Group
Experience

	Small Cap Value Fund Since 2024	• Current Responsibilities
• Analyst responsibilities on the Technology Research Team

• Member of the Small-Cap and All-Cap Investment Committees

• Experience began in 2001

• Joined Brandes Investment Partners in 2001

• Limited partner of the Adviser’s parent company

• Prior Career Highlights

• Technology Officer with Citicorp

• Technology Consultant with Hewlett Packard

• Education and Skills

• International MBA (with high honors) from the University of Chicago Booth School of Business

• MS in electrical engineering from Johns Hopkins University

• Fluent in Chinese

Mark Costa, CFA	International Small Cap Fund Since 2024	Mark Costa, CFA Director, Investments Group
Experience

	Small Cap Value Fund Since 2024	• Current Responsibilities
• Analyst responsibilities on the Industrials Research Team

• Member of the Small-Cap Investment Committee

Portfolio Manager	Length of Service with the Funds	Business Experience During the Past Five Years
• Product Coordinator for the Small-Cap Investment Committee

• Experience began in 2000

• Joined Brandes Investment Partners in 2000

• Limited partner of the Adviser’s parent company

• Education and Skills

• BS in finance with distinction from San Diego State University

Bryan Barrett, CFA	International Small Cap Fund Since 2024	Bryan Barrett, CFA Director, Investments Group
Experience

	Small Cap Value Fund since 2024	• Current Responsibilities
• Analyst responsibilities on the Industrials and Financial Institutions Research Teams Member of the Brandes Institute Advisory Board

• Member of the Small-Cap Investment Committee

• Member of the ESG Oversight Committee

• Experience began in 2008

• Joined Brandes Investment Partners in 2008

• Limited partner of the Adviser’s parent company

• Prior Career Highlights

• Senior Research Associate with Brandes Investment Partners

• Education and Skills

• BA in philosophy (with honors) / BA in economics from the University of Southern California

Brandes Core Plus Fixed Income Fund

Brandes Core Plus Fixed Income Fund’s investment portfolio is team-managed by an investment committee comprised of senior portfolio management professionals of the Adviser. All investment decisions for the Fund are the responsibility of the Adviser’s Fixed Income Investment Committee (the “Fixed Income Committee”). The members of the Committee are Charles S. Gramling, CFA, David J. Gilson, CFA, and Timothy M. Doyle, CFA.

The Fund’s SAI has more information about the Fixed Income Committee, including information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities of the Fund.

Each Portfolio Manager served as portfolio manager of the Acquired Fund.

Portfolio Manager	Length of Service with the Fund	Business Experience During the Past Five Years
Charles Gramling, CFA	Core Plus Fund Since 2024	Charles Gramling, CFA
Director, Fixed Income

Experience

• Current Responsibilities

• Fixed Income Director for the Brandes Fixed Income Group, leading the group in all areas, including strategy development, portfolio management and trading

• Member of the Fixed Income Investment Committee

• Experience began in 1993

• Joined Brandes Investment Partners in 1999

• Prior Career Highlights

• Senior Vice President and Portfolio Manager with Scudder Kemper Investments (which later became Deutsche Asset Management),

• Provided accounting and financial management services to the portfolio companies of the Polaris Group, a mezzanine finance company

• Auditor with Arthur Young

Education and Skills

• BS in accounting from Marquette University

David Gilson, CFA	Core Plus Fund Since 2024	David Gilson, CFA Senior Fixed Income Analyst

Experience

• Current Responsibilities

• Associate Portfolio Manager and Analyst for the Brandes Fixed Income Group, involved in corporate bond research, strategy development, portfolio management and trading

• Member of the Fixed Income Investment Committee

• Experience began in 1988

• Joined Brandes Investment Partners in 2002

• Prior Career Highlights

• President of VALUE Restoration (consulting to corporations in turnaround situations)

Portfolio Manager	Length of Service with the Fund	Business Experience During the Past Five Years
• CFO of James Page Brewing

• Bond Analyst with Fleet Securities and BancAmerica Robertson Stephens, covering high-yield media and telecommunications credits

• Associate Fund Manager and Senior Analyst with American Express Financial Advisors, responsible for high-yield funds and an equity hedge fund

• Education and Skills

• BBA from Baylor University

Timothy M. Doyle, CFA	Core Plus Fund Since 2024	Timothy M. Doyle, CFA Fixed Income Portfolio Manager

Experience

• Current Responsibilities

• Fixed Income Portfolio Manager and Analyst, involved in strategy development, portfolio management and trading

• Member of the Fixed Income Investment Committee

• Experience began in 1995

• Joined Brandes Investment Partners in 2000

• Prior Career Highlights

• Assistant Vice President and Portfolio Manager with Scudder Kemper Investments (which later became Deutsche Asset Management)

• U.S. Government/U.S. Agency Sector Team Leader

• Investment Policy Committee member

• Education and Skills

• MBA in finance and economics from Loyola University

• BS in finance from Marquette University

Brandes Separately Managed Account Reserve Trust

Brandes Separately Managed Account Reserve Trust’s investment portfolio is team-managed by an investment committee comprised of senior portfolio management professionals of the Adviser. All investment decisions for the Fund are the responsibility of the Adviser’s Fixed Income Investment Committee (“Committee”). The members of the Committee are Charles S. Gramling, CFA, David J. Gilson, CFA and Timothy M. Doyle, CFA. The Committee reviews the research and trade recommendations provided to it by members of the Adviser’s Fixed Income Group. The SAI has more information about the Committee, including information about the

Fund’s portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Fund.

Each Portfolio Manager served as portfolio manager of the Acquired Fund.

Portfolio Managers	Length of Service with the Fund*	Business Experience During the Past Five Years
Charles Gramling, CFA	Since 2024	Charles S. Gramling, CFA Director, Fixed Income

Experience

• Current Responsibilities

• Fixed Income Director for the Brandes Fixed Income Group, leading the group in all areas, including strategy development, portfolio management and trading

• Member of the Fixed Income Investment Committee

• Experience began in 1993

• Joined Brandes Investment Partners in 1999

• Prior Career Highlights

• Senior Vice President and Portfolio Manager with Scudder Kemper Investments (which later became Deutsche Asset Management),

• Provided accounting and financial management services to the portfolio companies of the Polaris Group, a mezzanine finance company

• Auditor with Arthur Young

Education and Skills

• BS in accounting from Marquette University

David Gilson, CFA	Since 2024	David J. Gilson, CFA Senior Fixed Income Analyst

Experience

• Current Responsibilities

• Associate Portfolio Manager and Analyst for the Brandes Fixed Income Group, involved in corporate bond research, strategy development, portfolio management and trading

• Member of the Fixed Income Investment Committee

• Experience began in 1988

• Joined Brandes Investment Partners in 2002

Portfolio Managers	Length of Service with the Fund*	Business Experience During the Past Five Years
• Prior Career Highlights

• President of VALUE Restoration (consulting to corporations in turnaround situations)

• CFO of James Page Brewing

• Bond Analyst with Fleet Securities and BancAmerica Robertson Stephens, covering high-yield media and telecommunications credits

• Associate Fund Manager and Senior Analyst with American Express Financial Advisors, responsible for high-yield funds and an equity hedge fund

• Education and Skills

• BBA from Baylor University

Timothy M. Doyle, CFA	Since 2024	Timothy M. Doyle, CFA Fixed Income Portfolio Manager

Experience

• Current Responsibilities

• Fixed Income Portfolio Manager and Analyst, involved in strategy development, portfolio management and trading

• Member of the Fixed Income Investment Committee

• Experience began in 1995

• Joined Brandes Investment Partners in 2000

• Prior Career Highlights

• Assistant Vice President and Portfolio Manager with Scudder Kemper Investments (which later became Deutsche Asset Management)

• U.S. Government/U.S. Agency Sector Team Leader

• Investment Policy Committee member

• Education and Skills

• MBA in finance and economics from Loyola University

• BS in finance from Marquette University

Administrator, Distributor, Transfer Agent and Custodian

The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois 60603, serves as the Fund’s Administrator and Fund Accounting Agent, Transfer Agent, and Custodian. Foreside Fund Officer Services,

LLC, a wholly owned subsidiary of Foreside Financial Group (dba ACA Group), 3 Canal Plaza, Suite 100, Portland, Maine 04101, provides compliance services and financial controls services to the Fund.

Foreside Financial Services, LLC (the “Distributor”), 3 Canal Plaza, Suite 100, Portland, Maine 04101 is the principal underwriter and distributor of the Fund. It is a Delaware limited liability company. The Distributor is a subsidiary of Foreside Financial Group, LLC (doing business as ACA Group). See “Principal Underwriter” in the SAI. The Distributor is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org or the Public Disclosure Hotline at 800-289-9999.

The SAI has more information about the Adviser and the Funds’ other service providers.

APPENDIX D: PRINCIPAL RISKS FOR EACH ACQUIRING FUND

Brandes International Equity Fund

Because the values of the International Equity Fund’s investments will fluctuate with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments. The principal risks of investing in the Fund (in alphabetical order after the first five risks) are:

Equity Securities Risk. Equity securities may fluctuate in value, sometimes rapidly and unpredictably, more than other asset classes, such as fixed income securities, and may fluctuate in price based on actual or perceived changes in a company’s financial condition and overall market and economic conditions and perceptions. If the market prices of the fund’s investments fall, the value of your investment in the fund will go down.

Foreign Securities Risk. Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the fund’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support, wars, tariffs and trade disruptions, political or financial instability, social unrest or other adverse economic or political developments. Changes in currency rates and exchange control regulations, and the imposition of sanctions, confiscations, trade restrictions, and other government restrictions by the United States and/or other governments may adversely affect the value of the International Equity Fund’s investments in foreign securities.

Value Securities Risk. The International Equity Fund invests in value securities, which are securities the Adviser believes are undervalued for various reasons, including but not limited to as a result of adverse business, industry or other developments, or are subject to special risks, or limited market understanding of the issuer’s business, that have caused the securities to be out of favor. The value style of investing utilized by the Adviser may cause the Fund’s performance to deviate from the performance of broad market benchmarks and other managers for substantial periods of time. It may take longer than expected for the prices of value securities to increase to the anticipated value, or they may never increase to that value or may decline. There have been extended periods of time when value securities have not performed as well as growth securities or the stock market in general and have been out of favor with investors.

Issuer Risk. The market price of a security can go up or down more than the market, or perform differently from the market, due to factors specifically relating to the security’s issuer, such as disappointing earnings reports, reduced demand for the issuer’s goods or services, poor management performance, major litigation relating to the issuer, changes in government regulation affecting the issuer or the competitive environment. The Fund may experience a substantial or complete loss on any investment. An individual security may also be affected by factors related to the industry or sector of the issuer.

Focused Investing Risk. The Fund may, from time to time, invest a substantial portion of the total value of its assets in securities of issuers located in a particular industry, sector, country or geographic region and may, from time to time, concentrate its investment in a particular issuer or issuers. During such periods, the Fund may be more susceptible to risks associated with that industry, sector, country or region.

Active Management Risk. The Adviser is an active manager, and the Fund’s investments may differ from the benchmark. The value of your investment may go down if the Adviser’s judgment about the attractiveness or value of, or market trends affecting, a particular security, industry, sector or region, or about market movements, is incorrect or does not produce the desired results, or if there are imperfections, errors or limitations in the models, tools or data used by the Adviser.

Currency Risk. Because the International Equity Fund invests in securities denominated in foreign currencies, the U.S. dollar values of its investments fluctuate as a result of changes in foreign exchange rates. Such changes will also affect the Fund’s income.

Emerging Markets Risk. Investments in the securities of issuers located in or principally doing business in emerging markets are subject to heightened foreign investments risks and may experience rapid and extreme changes in value. Emerging market countries tend to have more volatile interest and currency exchange rates, less market regulation, and less developed and less stable economic, political and legal systems than those of more developed countries. There may be less publicly available and reliable information about issuers in emerging markets than is available about issuers in more developed markets. In addition, emerging market countries may experience high levels of inflation and may have less liquid securities markets and less efficient trading and settlement systems. Some emerging markets may have fixed or managed currencies that are not free-floating against the U.S. dollar. Certain of these currencies have experienced, and may experience in the future, substantial fluctuations or a steady devaluation relative to the U.S. dollar. Certain emerging markets are sometimes referred to as “frontier markets.” Frontier markets, the least advanced capital markets in the developing world, are subject to heightened emerging markets risks.

Financial Sector Risk. Companies in the financial sector are subject to governmental regulation and intervention, which may adversely affect the scope of their activities, the prices they can charge and the amount of capital they must maintain. Governmental regulation may change frequently, and may have adverse consequences for companies in the financial sector, including effects not intended by such regulation. The impact of recent or future regulation in various countries on any individual financial company or on the sector, as a whole, is not known.

Health Care Sector Risk. Companies in the health care sector are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines and an increased emphasis on the delivery of healthcare through outpatient services. Companies in the health care sector are heavily dependent on obtaining and defending patents, which may be time consuming and costly, and the expiration of patents may also adversely affect the profitability of these companies. Health care companies are also subject to extensive litigation based on product liability and similar claims. In addition, their products can become obsolete due to industry innovation, changes in technologies or other market developments. Many new products in the health care sector require significant research and development and may be subject to regulatory approvals, all of which may be time consuming and costly with no guarantee that any product will come to market.

Market Risk. The value of the Fund’s investments may increase or decrease in response to expected real or perceived economic, political, geopolitical or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation or deflation, changes in interest rates, lack of liquidity in the bond or equity markets or volatility in the equity markets. Market disruptions may be caused by local or regional events such as financial institution failures, war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment or other political, geopolitical, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. During periods of market disruption or other abnormal market conditions, the Fund’s exposure to risks described elsewhere in this Prospectus will likely increase.

Mid and Small-Capitalization Company Risk. Securities of mid-capitalization and small-capitalization companies may have comparatively greater price volatility and less liquidity than the securities of companies that have larger market capitalizations and/or that are traded on major stock exchanges. These securities may also be more difficult to value.

Redemption Risk. The Fund may experience significant redemptions that could cause the Fund to liquidate its assets at inopportune times or unfavorable prices, or increase or accelerate taxable gains or transaction costs, and may negatively affect the Fund’s net asset value (“NAV”), performance, or ability to satisfy redemptions in a timely manner, which could cause the value of your investment to decline.

Brandes Global Equity Fund

Because the values of the Global Equity Fund’s investments will fluctuate with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments. The principal risks of investing in the Fund (in alphabetical order after the first five risks) are:

Equity Securities Risk. Equity securities may fluctuate in value, sometimes rapidly and unpredictably, more than other asset classes, such as fixed income securities, and may fluctuate in price based on actual or perceived changes in a company’s financial condition and overall market and economic conditions and perceptions. If the market prices of the fund’s investments fall, the value of your investment in the fund will go down.

Foreign Securities Risk. Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the fund’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support, wars, tariffs and trade disruptions, political or financial instability, social unrest or other adverse economic or political developments. Changes in currency rates and exchange control regulations, and the imposition of sanctions, confiscations, trade restrictions, and other government restrictions by the United States and/or other governments may adversely affect the value of the Global Equity Fund’s investments in foreign securities.

Value Securities Risk. The Global Equity Fund invests in value securities, which are securities the Adviser believes are undervalued for various reasons, including but not limited to as a result of adverse business, industry or other developments, or are subject to special risks, or limited market understanding of the issuer’s business, that have caused the securities to be out of favor. The value style of investing utilized by the Adviser may cause the Fund’s performance to deviate from the performance of broad market benchmarks and other managers for substantial periods of time. It may take longer than expected for the prices of value securities to increase to the anticipated value, or they may never increase to that value or may decline. There have been extended periods of time when value securities have not performed as well as growth securities or the stock market in general and have been out of favor with investors.

Issuer Risk. The market price of a security can go up or down more than the market, or perform differently from the market, due to factors specifically relating to the security’s issuer, such as disappointing earnings reports, reduced demand for the issuer’s goods or services, poor management performance, major litigation relating to the issuer, changes in government regulation affecting the issuer or the competitive environment. The Fund may experience a substantial or complete loss on any investment. An individual security may also be affected by factors related to the industry or sector of the issuer.

Focused Investing Risk. The Fund may, from time to time, invest a substantial portion of the total value of its assets in securities of issuers located in a particular industry, sector, country or geographic region and may, from time to time, concentrate its investment in a particular issuer or issuers. During such periods, the Fund may be more susceptible to risks associated with that industry, sector, country or region.

Active Management Risk. The Adviser is an active manager, and the Fund’s investments may differ from the benchmark. The value of your investment may go down if the Adviser’s judgment about the attractiveness or value of, or market trends affecting, a particular security, industry, sector or region, or about market movements, is incorrect or does not produce the desired results, or if there are imperfections, errors or limitations in the models, tools or data used by the Adviser.

Currency Risk. Because the Global Equity Fund invests in securities denominated in foreign currencies, the U.S. dollar values of its investments fluctuate as a result of changes in foreign exchange rates. Such changes will also affect the Fund’s income.

Emerging Markets Risk. Investments in the securities of issuers located in or principally doing business in emerging markets are subject to heightened foreign investments risks and may experience rapid and extreme changes in value. Emerging market countries tend to have more volatile interest and currency exchange rates, less market regulation, and less developed and less stable economic, political and legal systems than those of more developed countries. There may be less publicly available and reliable information about issuers in emerging markets than is available about issuers in more developed markets. In addition, emerging market countries may experience high levels of inflation and may have less liquid securities markets and less efficient trading and settlement systems. Some emerging markets may have fixed or managed currencies that are not free-floating against the U.S. dollar. Certain of these currencies have experienced, and may experience in the future, substantial fluctuations or a steady devaluation relative to the U.S. dollar. Certain emerging markets are sometimes referred to as “frontier markets.” Frontier markets, the least advanced capital markets in the developing world, are subject to heightened emerging markets risks.

Financial Sector Risk. Companies in the financial sector are subject to governmental regulation and intervention, which may adversely affect the scope of their activities, the prices they can charge and the amount of capital they must maintain. Governmental regulation may change frequently, and may have adverse consequences for companies in the financial sector, including effects not intended by such regulation. The impact of recent or future regulation in various countries on any individual financial company or on the sector, as a whole, is not known.

Health Care Sector Risk. Companies in the health care sector are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines and an increased emphasis on the delivery of healthcare through outpatient services. Companies in the health care sector are heavily dependent on obtaining and defending patents, which may be time consuming and costly, and the expiration of patents may also adversely affect the profitability of these companies. Health care companies are also subject to extensive litigation based on product liability and similar claims. In addition, their products can become obsolete due to industry innovation, changes in technologies or other market developments. Many new products in the health care sector require significant research and development and may be subject to regulatory approvals, all of which may be time consuming and costly with no guarantee that any product will come to market.

Market Risk. The value of the Fund’s investments may increase or decrease in response to expected real or perceived economic, political, geopolitical or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation or deflation, changes in interest rates, lack of liquidity in the bond or equity markets or volatility in the equity markets. Market disruptions may be caused by local or regional events such as financial institution failures, war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment or other political, geopolitical, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. During periods of market disruption or other abnormal market conditions, the Fund’s exposure to risks described elsewhere in this Prospectus will likely increase.

Mid and Small-Capitalization Company Risk. Securities of mid-capitalization and small-capitalization companies may have comparatively greater price volatility and less liquidity than the securities of companies that have larger market capitalizations and/or that are traded on major stock exchanges. These securities may also be more difficult to value.

Redemption Risk. The Fund may experience significant redemptions that could cause the Fund to liquidate its assets at inopportune times or unfavorable prices, or increase or accelerate taxable gains or transaction costs, and may negatively affect the Fund’s net asset value (“NAV”), performance, or ability to satisfy redemptions in a timely manner, which could cause the value of your investment to decline.

Brandes Emerging Markets Value Fund

Because the values of the Emerging Markets Value Fund’s investments will fluctuate with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments. The principal risks of investing in the Fund (in alphabetical order after the first five risks) are:

Equity Securities Risk. Equity securities may fluctuate in value, sometimes rapidly and unpredictably, more than other asset classes, such as fixed income securities, and may fluctuate in price based on actual or perceived changes in a company’s financial condition and overall market and economic conditions and perceptions. If the market prices of the fund’s investments fall, the value of your investment in the fund will go down.

Emerging Markets Risk. Investments in the securities of issuers located in or principally doing business in emerging markets are subject to heightened foreign investments risks and may experience rapid and extreme changes in value. Emerging market countries tend to have more volatile interest and currency exchange rates, less market regulation, and less developed and less stable economic, political and legal systems than those of more developed countries. There may be less publicly available and reliable information about issuers in emerging markets than is available about issuers in more developed markets. In addition, emerging market countries may experience high levels of inflation and may have less liquid securities markets and less efficient trading and settlement systems. Some emerging markets may have fixed or managed currencies that are not free-floating against the U.S. dollar. Certain of these currencies have experienced, and may experience in the future, substantial fluctuations or a steady devaluation relative to the U.S. dollar. Certain emerging markets are sometimes referred to as “frontier markets.” Frontier markets, the least advanced capital markets in the developing world, are subject to heightened emerging markets risks.

The Fund may invest in Chinese companies through a structure known as a variable interest entity (“VIE”), which is designed to provide foreign investors, such as the Fund, with exposure to Chinese companies in sectors in which foreign investment is not permitted. VIE structures provide exposure to Chinese companies through contractual arrangements instead of equity ownership, and therefore VIE structures are subject to risks associated with breach of contractual arrangements, including the difficulty of enforcing any judgments outside the United States, and do not offer the same level of investor protection as direct ownership. An investment in a VIE structure also subjects the Fund to the risks associated with the underlying China-based operating company.

Foreign Securities Risk. Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the fund’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support, wars, tariffs and trade disruptions, political or financial instability, social unrest or other adverse economic or political developments. Changes in currency rates and exchange control regulations, and the imposition of sanctions, confiscations, trade restrictions, and other government restrictions by the United States and/or other governments may adversely affect the value of the Emerging Markets Value Fund’s investments in foreign securities.

Value Securities Risk. The Emerging Markets Value Fund invests in value securities, which are securities the Adviser believes are undervalued for various reasons, including but not limited to as a result of adverse business, industry or other developments, or are subject to special risks, or limited market understanding of the issuer’s business, that have caused the securities to be out of favor. The value style of investing utilized by the Adviser may cause the Fund’s performance to deviate from the performance of broad market benchmarks and other managers for substantial periods of time. It may take longer than expected for the prices of value securities to increase to the anticipated value, or they may never increase to that value or may decline. There have been extended periods of time when value securities have not performed as well as growth securities or the stock market in general and have been out of favor with investors.

Issuer Risk. The market price of a security can go up or down more than the market, or perform differently from the market, due to factors specifically relating to the security’s issuer, such as disappointing earnings reports, reduced demand for the issuer’s goods or services, poor management performance, major litigation relating to the issuer, changes in government regulation affecting the issuer or the competitive environment. The Fund may experience a substantial or complete loss on any investment. An individual security may also be affected by factors related to the industry or sector of the issuer.

Focused Investing Risk. The Fund may, from time to time, invest a substantial portion of the total value of its assets in securities of issuers located in a particular industry, sector, country or geographic region and may, from time to time, concentrate its investment in a particular issuer or issuers. During such periods, the Fund may be more susceptible to risks associated with that industry, sector, country or region.

Active Management Risk. The Adviser is an active manager, and the Fund’s investments may differ from the benchmark. The value of your investment may go down if the Adviser’s judgment about the attractiveness or value of, or market trends affecting, a particular security, industry, sector or region, or about market movements, is incorrect or does not produce the desired results, or if there are imperfections, errors or limitations in the models, tools or data used by the Adviser.

Currency Risk. Because the Emerging Markets Value Fund invests in securities denominated in foreign currencies, the U.S. dollar values of its investments fluctuate as a result of changes in foreign exchange rates. Such changes will also affect the Fund’s income.

Financial Sector Risk. Companies in the financial sector are subject to governmental regulation and intervention, which may adversely affect the scope of their activities, the prices they can charge and the amount of capital they must maintain. Governmental regulation may change frequently, and may have adverse consequences for companies in the financial sector, including effects not intended by such regulation. The impact of recent or future regulation in various countries on any individual financial company or on the sector, as a whole, is not known.

Information Technology Sector Risk. Information technology companies face intense competition and potentially rapid product obsolescence. Such companies are also heavily dependent on intellectual property rights and may be adversely impacted by the loss or impairment of those rights. They are also facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action. Companies in the software industry may be adversely affected by, among other things, the decline or fluctuation of subscription renewal rates for their products and services and actual or perceived vulnerabilities in their products or services.

Liquidity Risk. Liquidity risk exists when particular investments are or become difficult or impossible to purchase or sell. Markets may become illiquid when, for example, there are few, if any, interested buyers or sellers or when dealers are unwilling or unable to make a market for certain securities. Securities of small-cap and mid-cap companies may be thinly traded. As a general matter, dealers recently have been less willing to make markets for fixed income securities. During times of market turmoil, there have been, and may be, no buyers for entire asset classes. The Emerging Markets Value Fund’s investments in illiquid securities may reduce the return of the Fund because it may be unable to sell such illiquid securities at an advantageous time or price. Illiquid securities may also be difficult to value.

Market Risk. The value of the Fund’s investments may increase or decrease in response to expected real or perceived economic, political, geopolitical or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation or deflation, changes in interest rates, lack of liquidity in the bond or equity markets or volatility in the equity markets. Market disruptions may be caused by local or regional events such as financial institution failures, war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment or other political, geopolitical, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. During periods of market disruption or other abnormal market conditions, the Fund’s exposure to risks described elsewhere in this Prospectus will likely increase.

Mid and Small-Capitalization Company Risk. Securities of mid-capitalization and small-capitalization companies may have comparatively greater price volatility and less liquidity than the securities of companies that have larger market capitalizations and/or that are traded on major stock exchanges. These securities may also be more difficult to value.

Real Estate Investment Trusts Risk. The value of real estate investment trusts and similar REIT-like entities (“REITs”) may be affected by the condition of the economy as a whole and changes in the value of the underlying real estate, the creditworthiness of the issuer of the investments, property taxes, interest rates, liquidity of the credit markets and the real estate regulatory environment. REITs that concentrate their holdings in specific businesses, such as apartments, offices or retail space, will be affected by conditions affecting those businesses.

Redemption Risk. The Fund may experience significant redemptions that could cause the Fund to liquidate its assets at inopportune times or unfavorable prices, or increase or accelerate taxable gains or transaction costs, and may negatively affect the Fund’s net asset value (“NAV”), performance, or ability to satisfy redemptions in a timely manner, which could cause the value of your investment to decline.

Stock Connect Investing Risk. China “A Shares” are equity securities of issuers incorporated in mainland China that are denominated and currently traded in Renminbi (“RMB”) on the Shanghai or Shenzhen Stock Exchanges. Subject to minor exceptions, under current regulations in China, foreign investors, such as the Fund, can invest in A Shares only (i) through certain institutional investors that have obtained a license and quota from the Chinese regulators or (ii) through the Hong Kong-Shanghai Stock Connect or Shenzhen-Hong Kong Stock Connect programs. The Fund will invest in A Shares listed and traded on the SSE or Shenzhen Stock Exchange (“SZSE”) through the Stock Connect program, or on such other stock exchanges in China which participate in the Stock Connect program from time to time. The Fund’s investments in Stock Connect A Shares are generally subject to Chinese securities regulations and listing rules, among other restrictions that may affect the Fund’s investments and returns, including daily limits on net purchases and transfer restrictions. In addition, the Stock Connect program’s trading, clearance and settlement procedures are relatively untested in China, which could pose risks to the Fund. While overseas investors currently are exempt from paying capital gains or value added taxes on income and gains from investments in Stock Connect A Shares, these Chinese tax rules could be changed, which could result in unexpected tax liabilities for the Fund.

The Stock Connect program will only operate on days when both the Chinese and Hong Kong markets are open for trading and when banks in both markets are open on the corresponding settlement days. There may be occasions when the Fund may be subject to the risk of price fluctuations of A Shares during the time when the Stock Connect program is not trading. Because of the way in which China A shares are held in Stock Connect, the Fund may not be able to exercise the rights of a shareholder and may be limited in its ability to pursue claims against the issuer of a security, and may suffer losses in the event the depository of the SSE or the SZSE becomes insolvent. Only certain China A shares are eligible to be accessed through the Stock Connect program. Such securities may lose their eligibility at any time, in which case they presumably could be sold but could no longer be purchased through the Stock Connect program. The Stock Connect program is a relatively new program. Further developments are likely and there can be no assurance as to the program’s continued existence or whether future developments regarding the program may restrict or adversely affect the Fund’s investments or returns. In addition, the application and interpretation of the laws and regulations of Hong Kong and China, and the rules, policies or guidelines published or applied by relevant regulators and exchanges in respect of the Stock Connect program are uncertain, and they may have a detrimental effect on the Fund’s investments and returns.

Brandes International Small Cap Equity Fund

Because the values of the International Small Cap Equity Fund’s investments will fluctuate with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments. The principal risks of investing in the Fund (in alphabetical order after the first eight risks) are:

Equity Securities Risk. Equity securities may fluctuate in value, sometimes rapidly and unpredictably, more than other asset classes, such as fixed income securities, and may fluctuate in price based on actual or perceived changes in a company’s financial condition and overall market and economic conditions and perceptions. If the market prices of the fund’s investments fall, the value of your investment in the fund will go down.

Mid and Small-Capitalization Company Risk. Securities of mid-capitalization and small-capitalization companies may have comparatively greater price volatility and less liquidity than the securities of companies that have larger market capitalizations and/or that are traded on major stock exchanges. These securities may also be more difficult to value.

Foreign Securities Risk. Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the fund’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support, wars, tariffs and trade disruptions, political or financial instability, social unrest or other adverse economic or political developments. Changes in currency rates and exchange control regulations, and the imposition of sanctions, confiscations, trade restrictions, and other government restrictions by the United States and/or other governments may adversely affect the value of the International Small Cap Equity Fund’s investments in foreign securities.

Emerging Markets Risk. Investments in the securities of issuers located in or principally doing business in emerging markets are subject to heightened foreign investments risks and may experience rapid and extreme changes in value. Emerging market countries tend to have more volatile interest and currency exchange rates, less market regulation, and less developed and less stable economic, political and legal systems than those of more developed countries. There may be less publicly available and reliable information about issuers in emerging markets than is available about issuers in more developed markets. In addition, emerging market countries may experience high levels of inflation and may have less liquid securities markets and less efficient trading and settlement systems. Some emerging markets may have fixed or managed currencies that are not free-floating against the U.S. dollar. Certain of these currencies have experienced, and may experience in the future, substantial fluctuations or a steady devaluation relative to the U.S. dollar. Certain emerging markets are sometimes referred to as “frontier markets.” Frontier markets, the least advanced capital markets in the developing world, are subject to heightened emerging markets risks.

Value Securities Risk. The International Small Cap Equity Fund invests in value securities, which are securities the Adviser believes are undervalued for various reasons, including but not limited to as a result of adverse business, industry or other developments, or are subject to special risks, or limited market understanding of the issuer’s business, that have caused the securities to be out of favor. The value style of investing utilized by the Adviser may cause the Fund’s performance to deviate from the performance of broad market benchmarks and other managers for substantial periods of time. It may take longer than expected for the prices of value securities to increase to the anticipated value, or they may never increase to that value or may decline. There have been extended periods of time when value securities have not performed as well as growth securities or the stock market in general and have been out of favor with investors.

Issuer Risk. The market price of a security can go up or down more than the market, or perform differently from the market, due to factors specifically relating to the security’s issuer, such as disappointing earnings reports, reduced demand for the issuer’s goods or services, poor management performance, major litigation relating to the issuer, changes in government regulation affecting the issuer or the competitive environment. The Fund may experience a substantial or complete loss on any investment. An individual security may also be affected by factors related to the industry or sector of the issuer.

Focused Investing Risk. The Fund may, from time to time, invest a substantial portion of the total value of its assets in securities of issuers located in a particular industry, sector, country or geographic region and may, from time to time, concentrate its investment in a particular issuer or issuers. During such periods, the Fund may be more susceptible to risks associated with that industry, sector, country or region.

Liquidity Risk. Liquidity risk exists when particular investments are or become difficult or impossible to purchase or sell. Markets may become illiquid when, for example, there are few, if any, interested buyers or sellers or when dealers are unwilling or unable to make a market for certain securities. Securities of small-cap and mid-cap companies may be thinly traded. As a general matter, dealers recently have been less willing to make markets for fixed income securities. During times of market turmoil, there have been, and may be, no buyers for entire asset classes. The International Small Cap Equity Fund’s investments in illiquid securities may reduce the return of the Fund because it may be unable to sell such illiquid securities at an advantageous time or price. Illiquid securities may also be difficult to value.

Active Management Risk. The Adviser is an active manager, and the Fund’s investments may differ from the benchmark. The value of your investment may go down if the Adviser’s judgment about the attractiveness or value of, or market trends affecting, a particular security, industry, sector or region, or about market movements, is incorrect or does not produce the desired results, or if there are imperfections, errors or limitations in the models, tools or data used by the Adviser.

Currency Risk. Because the International Small Cap Equity Fund invests in securities denominated in foreign currencies, the U.S. dollar values of its investments fluctuate as a result of changes in foreign exchange rates. Such changes will also affect the Fund’s income.

Financial Sector Risk. Companies in the financial sector are subject to governmental regulation and intervention, which may adversely affect the scope of their activities, the prices they can charge and the amount of capital they must maintain. Governmental regulation may change frequently, and may have adverse consequences for companies in the financial sector, including effects not intended by such regulation. The impact of recent or future regulation in various countries on any individual financial company or on the sector, as a whole, is not known.

Industrials Sector Risk. Companies in the industrials sector may be adversely affected by, among other things, supply and demand for raw materials and for products and services. In addition, government regulation, world events, exchange rates and economic conditions, technological developments and product obsolescence, fuel prices, labor agreements, insurance costs, and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies.

Market Risk. The value of the Fund’s investments may increase or decrease in response to expected real or perceived economic, political, geopolitical or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation or deflation, changes in interest rates, lack of liquidity in the bond or equity markets or volatility in the equity markets. Market disruptions may be caused by local or regional events such as financial institution failures, war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment or other political, geopolitical, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. During periods of market disruption or other abnormal market conditions, the Fund’s exposure to risks described elsewhere in this Prospectus will likely increase.

Real Estate Investment Trusts Risk. The value of real estate investment trusts and similar REIT-like entities (“REITs”) may be affected by the condition of the economy as a whole and changes in the value of the underlying real estate, the creditworthiness of the issuer of the investments, property taxes, interest rates, liquidity of the credit markets and the real estate regulatory environment. REITs that concentrate their holdings in specific businesses, such as apartments, offices or retail space, will be affected by conditions affecting those businesses.

Redemption Risk. The Fund may experience significant redemptions that could cause the Fund to liquidate its assets at inopportune times or unfavorable prices, or increase or accelerate taxable gains or transaction costs, and may negatively affect the Fund’s net asset value (“NAV”), performance, or ability to satisfy redemptions in a timely manner, which could cause the value of your investment to decline.

Brandes Small Cap Value Fund

Because the values of the Small Cap Value Fund’s investments will fluctuate with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments. The principal risks of investing in the Fund (in alphabetical order after the first six risks) are:

Stock Market and Equity Securities Risk. The stock markets are volatile and the market prices of the fund’s equity securities may go up or down, sometimes rapidly and unpredictably. Equity securities may fluctuate in value more than other asset classes, such as fixed income securities, and may fluctuate in price based on actual or perceived changes in a company’s financial condition and overall market and economic conditions and perceptions. If the market prices of the fund’s investments fall, the value of your investment in the fund will go down.

Mid and Small-Capitalization Company Risk. Securities of mid-capitalization and small-capitalization companies may have comparatively greater price volatility and less liquidity than the securities of companies that have larger market capitalizations and/or that are traded on major stock exchanges. These securities may also be more difficult to value.

Value Securities Risk. The Small Cap Value Fund invests in value securities, which are securities the Adviser believes are undervalued for various reasons, including but not limited to as a result of adverse business, industry or other developments, or are subject to special risks, or limited market understanding of the issuer’s business, that have caused the securities to be out of favor. The value style of investing utilized by the Adviser may cause the Fund’s performance to deviate from the performance of broad market benchmarks and other managers for substantial periods of time. It may take longer than expected for the prices of value securities to increase to the anticipated value, or they may never increase to that value or may decline. There have been extended periods of time when value securities have not performed as well as growth securities or the stock market in general and have been out of favor with investors.

Issuer Risk. The market price of a security can go up or down more than the market, or perform differently from the market, due to factors specifically relating to the security’s issuer, such as disappointing earnings reports, reduced demand for the issuer’s goods or services, poor management performance, major litigation relating to the issuer, changes in government regulation affecting the issuer or the competitive environment. The Fund may experience a substantial or complete loss on any investment. An individual security may also be affected by factors related to the industry or sector of the issuer.

Focused Investing Risk. The Fund may, from time to time, invest a substantial portion of the total value of its assets in securities of issuers located in a particular industry, sector, country or geographic region and may, from time to time, concentrate its investment in a particular issuer or issuers. During such periods, the Fund may be more susceptible to risks associated with that industry, sector, country or region.

Liquidity Risk. Liquidity risk exists when particular investments are or become difficult or impossible to purchase or sell. Markets may become illiquid when, for example, there are few, if any, interested buyers or sellers or when dealers are unwilling or unable to make a market for certain securities. Securities of small-cap and mid-cap companies may be thinly traded. As a general matter, dealers recently have been less willing to make markets for fixed income securities. During times of market turmoil, there have been, and may be, no buyers for entire asset classes. The Small Cap Value Fund’s investments in illiquid securities may reduce the return of the Fund because it may be unable to sell such illiquid securities at an advantageous time or price. Illiquid securities may also be difficult to value.

Active Management Risk. The Adviser is an active manager, and the Fund’s investments may differ from the benchmark. The value of your investment may go down if the Adviser’s judgment about the attractiveness or value of, or market trends affecting, a particular security, industry, sector or region, or about market movements, is incorrect or does not produce the desired results, or if there are imperfections, errors or limitations in the models, tools or data used by the Adviser.

Credit Risk. Fixed income securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. The value of an issuer’s securities held by the Small Cap Value Fund may decline in response to adverse developments with respect to the issuer or if the issuer or any guarantor is, or is perceived to be, unwilling or unable to pay or perform in a timely fashion.

Currency Risk. Because the Small Cap Value Fund invests in securities denominated in foreign currencies, the U.S. dollar values of its investments fluctuate as a result of changes in foreign exchange rates. Such changes will also affect the Fund’s income.

Foreign Securities Risk. Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the fund’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support, wars, tariffs and trade disruptions, political or financial instability, social unrest or other adverse economic or political developments. Changes in currency rates and exchange control regulations, and the imposition of sanctions, confiscations, trade restrictions, and other government restrictions by the United States and/or other governments may adversely affect the value of the Small Cap Value Fund’s investments in foreign securities.

Health Care Sector Risk. Companies in the health care sector are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines and an increased emphasis on the delivery of healthcare through outpatient services. Companies in the health care sector are heavily dependent on obtaining and defending patents, which may be time consuming and costly, and the expiration of patents may also adversely affect the profitability of these companies. Health care companies are also subject to extensive litigation based on product liability and similar claims. In addition, their products can become obsolete due to industry innovation, changes in technologies or other market developments. Many new products in the health care sector require significant research and development and may be subject to regulatory approvals, all of which may be time consuming and costly with no guarantee that any product will come to market.

Industrials Sector Risk. Companies in the industrials sector may be adversely affected by, among other things, supply and demand for raw materials and for products and services. In addition, government regulation, world events, exchange rates and economic conditions, technological developments and product obsolescence, fuel prices, labor agreements, insurance costs, and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies.

Interest Rate Risk. To the extent the Fund invests in fixed income securities, the income on and value of your shares in the Small Cap Value Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Fund owns usually decline. When interest rates fall, the prices of these securities usually increase. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. During periods of low interest rates, the Fund may be subject to a greater risk of rising interest rates than would typically be the case. Recent and potential future changes in government policy may affect interest rates.

Market Risk. The value of securities and instruments owned by the Fund may rise and fall, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries or geographic areas.

Redemption Risk. The Fund may experience significant redemptions that could cause the Fund to liquidate its assets at inopportune times or unfavorable prices, or increase or accelerate taxable gains or transaction costs, and may negatively affect the Fund’s net asset value (“NAV”), performance, or ability to satisfy redemptions in a timely manner, which could cause the value of your investment to decline.

Brandes Core Plus Fixed Income Fund

Because the values of the Core Plus Fund’s investments will fluctuate with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Core Plus Fund, or the Fund could underperform other investments. The principal risks of investing in the Fund (in alphabetical order after the first six risks) are:

Market Risk. The value of the Fund’s investments may increase or decrease in response to expected real or perceived economic, political, geopolitical or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation or deflation, changes in interest rates, lack of liquidity in the bond or equity markets or volatility in the equity markets. Market disruptions may be caused by local or regional events such as financial institution failures, war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment or other political, geopolitical, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. During periods of market disruption or other abnormal market conditions, the Fund’s exposure to risks described elsewhere in this Prospectus will likely increase.

Issuer Risk. The market price of a security can go up or down more than the market, or perform differently from the market, due to factors specifically relating to the security’s issuer, such as disappointing earnings reports, reduced demand for the issuer’s goods or services, poor management performance, major litigation relating to the issuer, changes in government regulation affecting the issuer or the competitive environment. The Fund may experience a substantial or complete loss on any investment. An individual security may also be affected by factors related to the industry or sector of the issuer.

Credit Risk. Fixed income securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. The value of an issuer’s securities held by the Core Plus Fund may decline in response to adverse developments with respect to the issuer or if the issuer or any guarantor is, or is perceived to be, unwilling or unable to pay or perform in a timely fashion. Changes in actual or perceived creditworthiness may occur quickly. The Fund could be delayed or hindered in its enforcement of rights against an issuer, guarantor or counterparty. Subordinated securities (meaning securities that rank below other securities with respect to payment and/or claims on the issuer’s assets) are more likely to suffer a credit loss than non-subordinated securities of the same issuer and will be disproportionately affected by a default, downgrade or perceived decline in creditworthiness.

Interest Rate Risk. As with most fixed income funds, the income on and value of your shares in the Core Plus Fund will fluctuate along with interest rates. The Fund faces a risk that interest rates may rise. When interest rates rise, the market prices of the debt securities the Fund owns usually decline. When interest rates fall, the prices of these securities usually increase. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. During periods of low interest rates, the Fund may be subject to a greater risk of rising interest rates than would typically be the case, and the income generated by the Fund’s investments may not be sufficient to pay Fund expenses. Recent and potential future changes in government policy may affect interest rates.

Duration Risk. The longer the maturity of a fixed income security, the more its price will vary as levels of interest rates change. The Fund can hold securities with long-dated maturities. Duration is a measure of how sensitive a security or portfolio is to moves in interest rates. If and when the Fund’s duration is significantly longer than that of its benchmark index, the Fund’s portfolio is likely to be more volatile when market interest rates move materially.

Liquidity Risk. Liquidity risk exists when particular investments are or become difficult or impossible to purchase or sell. Markets may become illiquid when, for example, there are few, if any, interested buyers or sellers or when dealers are unwilling or unable to make a market for certain securities. As a general matter, dealers recently have been less willing to make markets for fixed income securities. During times of market turmoil, there have been, and may be, no buyers for entire asset classes, including U.S. Treasury securities. The Core Plus Fund’s investments in illiquid securities may reduce the return of the Fund because it may be unable to sell such illiquid securities at an advantageous time or price. Illiquid securities may also be difficult to value.

Active Management Risk. The Adviser is an active manager, and the Fund’s investments may differ from the benchmark. The value of your investment may go down if the Adviser’s judgment about the attractiveness or value of, or market trends affecting, a particular security, industry, sector or region, or about market movements, is incorrect or does not produce the desired results, or if there are imperfections, errors or limitations in the models, tools or data used by the Adviser.

Currency Risk. Because the Core Plus Fund invests in securities denominated in foreign currencies, the U.S. dollar values of its investments fluctuate as a result of changes in foreign exchange rates. Such changes will also affect the Fund’s income.

Foreign Securities Risk. Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the fund’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support, tariffs and trade disruptions, political or financial instability, social unrest or other adverse economic or political developments. Changes in currency rates and exchange control regulations, and the imposition of sanctions, confiscations, trade restrictions, and other government restrictions by the United States and/or other governments may adversely affect the value of the Core Plus Fund’s investments in foreign securities. These risks can be elevated in emerging markets. Investments in emerging markets are generally more volatile than investments in developed foreign markets.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Core Plus Fund to reinvest that money at lower prevailing interest rates, resulting in reduced returns. When interest rates rise, prepayments may decline, resulting in longer-than-anticipated maturities.

Non-Investment Grade (High Yield Bond) Securities Risk. Below investment grade debt securities are speculative and involve a greater risk of default and price change due to changes in the issuer’s creditworthiness. The market prices of these debt securities may fluctuate more than the market prices of investment grade debt securities and may decline significantly in periods of general economic difficulty. These securities may be difficult or impossible to sell during periods of uncertainty or market turmoil.

Redemption Risk. The Fund may experience significant redemptions that could cause the Fund to liquidate its assets at inopportune times or unfavorable prices, or increase or accelerate taxable gains or transaction costs, and may negatively affect the Fund’s net asset value (“NAV”), performance, or ability to satisfy redemptions in a timely manner, which could cause the value of your investment to decline.

U.S. Government Obligations Risk. Securities issued by the U.S. Treasury and certain U.S. government agencies are backed by the full faith and credit of the U.S. government. Notwithstanding that such securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their market value and the Fund’s performance. Securities issued by certain other U.S. government-related entities, principally Fannie Mae and Freddie Mac, are often categorized as U.S. government obligations, but do not enjoy the full backing of the U.S. government.

Value Style Risk. The value style of investing has caused the Fund’s performance to deviate from the performance of market benchmarks and other managers for substantial periods of time and may do so in the future.

Brandes Separately Managed Account Reserve Trust

Because the values of the Fund’s investments will fluctuate with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments. The principal risks of investing in the Fund (in alphabetical order after the first six risks) are:

Market Risk. The value of the Fund’s investments may increase or decrease in response to expected real or perceived economic, political, geopolitical or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation or deflation, changes in interest rates, lack of liquidity in the bond or equity markets or volatility in the equity markets. Market disruptions may be caused by local or regional events such as financial institution failures, war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment or other political, geopolitical, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. During periods of market disruption or other abnormal market conditions, the Fund’s exposure to risks described elsewhere in this Prospectus will likely increase.

Issuer Risk. The market price of a security can go up or down more than the market, or perform differently from the market, due to factors specifically relating to the security’s issuer, such as disappointing earnings reports, reduced demand for the issuer’s goods or services, poor management performance, major litigation relating to the issuer, changes in government regulation affecting the issuer or the competitive environment. The Fund may experience a substantial or complete loss on any investment.

Credit Risk. Fixed income securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. The value of an issuer’s securities held by the Fund may decline in response to adverse developments with respect to the issuer or if the issuer or any guarantor is, or is perceived to be unwilling or unable to pay or perform in a timely fashion. The Fund could be delayed or hindered in its enforcement of rights against an issuer, guarantor or counterparty. Subordinated securities (meaning securities that rank below other securities with respect to payments and/or claims on the issuer’s assets) are more likely to suffer a credit loss than non-subordinated securities of the same issuer and will be disproportionately affected by a default, downgrade or perceived decline in creditworthiness. The Fund may experience a substantial or complete loss on any investment.

Interest Rate Risk. As with most fixed income funds, the income on and value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Fund owns usually decline. When interest rates fall, the prices of these securities usually increase. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. During periods of low interest rates, the Fund may be subject to a greater risk of rising interest rates than would typically be the case. Recent and potential future changes in government policy may affect interest rates.

Liquidity Risk. Liquidity risk exists when particular investments are or become difficult or impossible to purchase or sell. Markets may become illiquid when, for example, there are few, if any, interested buyers or sellers or when dealers are unwilling or unable to make a market for certain securities. As a general matter, dealers recently have been less willing to make markets for fixed income securities. During times of market turmoil, there have been, and may be, no buyers for entire asset classes, including U.S. Treasury securities. The Fund’s investments in illiquid securities may reduce the return of the Fund because it may be unable to sell such illiquid securities at an advantageous time or price. Illiquid securities may also be difficult to value.

Duration Risk. The longer the maturity of a fixed income security, the more its price will vary as levels of interest rates change. The Fund can hold securities with long-dated maturities. Duration is a measure of how sensitive a security or portfolio is to moves in interest rates. If and when the Fund’s duration is significantly longer than that of its benchmark index, the Fund’s portfolio is likely to be more volatile when market interest rates move materially.

The remaining principal risks are presented in alphabetical order. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

Active Management Risk. The Adviser is an active manager, and the Fund’s investments may differ from the benchmark. The value of your investment may go down if the Adviser’s judgment about the attractiveness or value of, or market trends affecting, a particular security, industry, sector or region, or about market movements, is incorrect or does not produce the desired results, or if there are imperfections, errors or limitations in the models, tools or data used by the Adviser.

Currency Risk. Because the Fund invests in securities denominated in foreign currencies, the U.S. dollar values of its investments fluctuate as a result of changes in foreign exchange rates. Such changes will also affect the Fund’s income.

Foreign Securities Risk. Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the fund’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support, wars, tariffs and trade disruptions, political or financial instability, social unrest or other adverse economic or political developments. Changes in currency rates and exchange control regulations, and the imposition of sanctions, confiscations, trade restrictions, and other government restrictions by the United States and/or other governments may adversely affect the value of the Fund’s investments in foreign securities. These risks can be elevated in emerging markets. Investments in emerging markets are generally more volatile than investments in developed foreign markets.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest that money at lower prevailing interest rates, resulting in reduced returns. When interest rates rise, prepayments may decline, resulting in longer-than-anticipated maturities.

Non-Investment Grade (High Yield Bond) Securities Risk. Below investment grade debt securities are speculative and involve a greater risk of default and price change due to changes in the issuer’s creditworthiness. The market prices of these debt securities may fluctuate more than the market prices of investment grade debt securities and may decline significantly in periods of general economic difficulty. These securities may be difficult or impossible to sell during periods of uncertainty or market turmoil.

U.S. Government Obligations Risk. Securities issued by the U.S. Treasury and certain U.S. government agencies are backed by the full faith and credit of the U.S. government. Notwithstanding that such securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their market value and the Fund’s performance. Securities issued by certain other U.S. government-related entities, principally Fannie Mae and Freddie Mac, are often categorized as U.S. government obligations, but do not enjoy the full backing of the U.S. government.

Value Style Risk. The value style of investing has caused the Fund’s performance to deviate from the performance of market benchmarks and other managers for substantial periods of time and may do so in the future.

APPENDIX E: SECURITY OWNERSHIP OF CERTAIN BENEFICIAL AND RECORD OWNERS

The following table provides information about the persons or entities who, to the knowledge of each Acquired Fund, owned beneficially or of record 5% or more of any class of that Fund’s outstanding shares as of the Record Date. The Acquiring Funds did not have any shares outstanding as of Record Date.

Acquired Fund/Class	Shareholder Name & Address	% held as of April 12, 2024
International Equity Fund – Class I Shares	National Financial Services Cust The Exclusive Benefit Of Our Customers(1) 499 Washington Blvd., Attn Mutual Funds Dept 4th Fl Jersey City, NJ 07310-1995	24.57%

	Morgan Stanley Cust The Exclusive Benefit Of Its Customers(1) 1 New York Plaza, Floor 12 New York, NY 10004-1901	22.50%

	Raymond James Omnibus for Mutual Funds 880 Carillon Parkway Saint Petersburg, FL 33716	9.84%

	Charles Schwab & Co. Inc Special Custody A C FBO Customers(1) 211 Main Street Attn Mutual Funds San Francisco, CA 94105-1905	9.55%

	Wells Fargo Bank Special Custody Account The Exclusive Benefit Of Its Customers(1) 2801 Market Street Saint Louis, MO 63101	8.88%

	UBS WM USA(1) 1000 Harbor Blvd. Weehawken, NJ 07086	7.10%

	Charles Schwab & Co. Inc Special Custody A C FBO Customers(1) 211 Main Street Attn Mutual Funds San Francisco, CA 94105-1905	5.46%

International Equity Fund – Class A Shares	Charles Schwab & Co. Inc Special Custody A C FBO Customers(1) 211 Main Street Attn Mutual Funds San Francisco, CA 94105-1905	35.32%

	Morgan Stanley Cust The Exclusive Benefit Of Its Customers(1) 1 New York Plaza, Floor 12 New York, NY 10004-1901	21.00%

	Wells Fargo Bank Special Custody Acct For the Exclusive Benefit of Customer(1) 2801 Market Street Saint Louis, MO 63103-2523	9.76%

	UBS WM USA(1) 1000 Harbor Blvd Weehawken, NJ 07086-6761	7.59%

Acquired Fund/Class	Shareholder Name & Address	% held as of April 12, 2024
	D A Davidson And Co Corddry Family Interests Ltd 8 Third St North Great Falls, MT 59401-3155	6.61%

International Equity Fund – Class C Shares	Wells Fargo Bank Special Custody Acct For the Exclusive Benefit of Customer(1) 2801 Market Street Saint Louis, MO 63103-2523	24.50%

	Morgan Stanley Cust The Exclusive Benefit Of Its Customers(1) 1 New York Plaza, Floor 12 New York, NY 10004-1901	22.31%

	UBS WM USA(1) 1000 Harbor Blvd Weehawken, NJ 07086-6761	21.62%

	Charles Schwab & Co. Inc Special Custody A C FBO Customers(1) 211 Main Street Attn Mutual Funds San Francisco, CA 94105-1905	18.09%

International Equity Fund – Class R6 Shares	Reliance Trust Company FBO T. Rowe Price Retirement Plan Services Inc.(1) P.O. Box 78446 Atlanta, GA 30328	24.59%

	Matrix Trust Company Trustee FBO(1) Zimmer Gunsul Frasca Partnership 40 P.O. Box 52129 Phoenix, AZ 85072-2129	23.29%

	Empower Trust FBO Employee Benefits Clients 401K 8515 E. Orchard Road 2T2 Greenwood Village, CO 80111-5002	10.46%

	FFB Registration Cash Account 5100 N Classen Blvd. Oklahoma City, OK 73118	8.93%

	National Financial Services Cust The Exclusive Benefit Of Our Customers(1) 499 Washington Blvd., Attn Mutual Funds Dept 4th Fl Jersey City, NJ 07310-1995	6.73%

	Voya Institutional Trust Company 1 Orange Way Windsor, CT 06095	5.15%

Global Equity Fund – Class I Shares	Charles Schwab & Co. Inc Special Custody A C FBO Customers(1) 211 Main Street Attn Mutual Funds San Francisco, CA 94105-1905	69.70%

	The Davis Trust #3 Glenn Carlson & Lynn Carlson TR 4275 Executive Square, 5th Floor La Jolla, CA 92037	9.27%

Acquired Fund/Class	Shareholder Name & Address	% held as of April 12, 2024
Global Equity Fund – Class A Shares	Wells Fargo Bank Special Custody Acct For the Exclusive Benefit of Customer(1) 2801 Market Street Saint Louis, MO 63103-2523	16.18%

	LPL Financial FBO Customer Accounts 4707 Executive Drive San Diego, CA 92121-3091	15.63%

	Raymond James Omnibus for Mutual Funds 880 Carillon Parkway Saint Petersburg, FL 33716	14.60%

	UBS WM USA(1) 1000 Harbor Blvd Weehawken, NJ 07086-6761	13.42%

	Charles Schwab & Co. Inc Special Custody A C FBO Customers(1) 211 Main Street Attn Mutual Funds San Francisco, CA 94105-1905	9.59%

	Pershing LLC(1) 1 Pershing Plaza Jersey City, NJ 07399-0002	7.80%

	Morgan Stanley Cust The Exclusive Benefit Of Its Customers(1) 1 New York Plaza, Floor 12 New York, NY 10004-1901	7.25%

	TD Ameritrade Inc For The Exclusive Benefit Of Our Clients(1) PO Box 2226 Omaha, NE 68103-2226	6.17%

Global Equity Fund – Class C Shares	Charles Schwab & Co. Inc Special Custody A C FBO Customers(1) 211 Main Street Attn Mutual Funds San Francisco, CA 94105-1905	67.00%

	LPL Financial FBO Customer Accounts(1) 4707 Executive Drive San Diego, CA 92121-3091	14.02%

	Wells Fargo Bank Special Custody Acct For the Exclusive Benefit of Customer(1) 2801 Market Street Saint Louis, MO 63103-2523	10.09%

	Pershing LLC(1) 1 Pershing Plaza Jersey City, NJ 07399-0002	7.17%

Emerging Markets Value Fund – Class I Shares	Charles Schwab & Co. Inc Special Custody A C FBO Customers(1) 211 Main Street Attn Mutual Funds San Francisco, CA 94105-1905	26.28%

Acquired Fund/Class	Shareholder Name & Address	% held as of April 12, 2024
	National Financial Services Cust The Exclusive Benefit Of Our Customers(1) 499 Washington Blvd., Attn Mutual Funds Dept 4th Fl Jersey City, NJ 07310-1995	21.51%

	Morgan Stanley Cust The Exclusive Benefit Of Its Customers(1) 1 New York Plaza, Floor 12 New York, NY 10004-1901	18.21%

	Wells Fargo Bank Special Custody Acct For the Exclusive Benefit of Customer(1) 2801 Market Street Saint Louis, MO 63103-2523	13.91%

	UBS WM USA(1) 1000 Harbor Blvd. Weehawken, NJ 07086-6761	5.87%

Emerging Markets Value Fund – Class A Shares	National Financial Services(1) 499 Washington Blvd Jersey City, NJ 07310-1995	68.22%

Emerging Markets Value Fund – Class C Shares	Morgan Stanley Cust The Exclusive Benefit Of Its Customers(1) 1 New York Plaza, Floor 12 New York, NY 10004-1901	26.52%

	Wells Fargo Bank Special Custody Acct For the Exclusive Benefit of Customer(1) 2801 Market Street Saint Louis, MO 63103-2523	21.45%

	Charles Schwab & Co. Inc Special Custody A C FBO Customers(1) 211 Main Street Attn Mutual Funds San Francisco, CA 94105-1905	19.39%

	UBS WM USA(1) 1000 Harbor Blvd. Weehawken, NJ 07086-6761	10.24%

	Pershing LLC(1) 1 Pershing Plaza Jersey City, NJ 07399-0002	8.03%

Emerging Markets Value Fund – Class R6 Shares	Jasco Co 800 Philadelphia Street Indiana, PA 15701	25.45%

	Wells Fargo Bank NA FBO ASPLUNDH C B JR -AGY PLEDGED SUB P.O. Box 1533 Minneapolis, MN 55480	16.92%

	Charles Schwab & Co. Inc Special Custody A C FBO Customers(1) 211 Main Street Attn Mutual Funds San Francisco, CA 94105-1905	11.88%

Acquired Fund/Class	Shareholder Name & Address	% held as of April 12, 2024
	Wells Fargo Bank NA FBO SCHRAMM ROGER REV LV TR-AGY-MAIN P.O. Box 1533 Minneapolis, MN 55480	7.29%

	Wells Fargo Bank NA FBO DAVIS KATHRYN SEP PR TR-AGY PL-MAI P.O. Box 1533 Minneapolis, MN 55480	5.81%

	Reliance Trust Company FBO HUNTINGTON NATIONAL BANK AHUN OCAREYCC P.O. Box 78446 Atlanta, GA 30328	5.52%

International Small Cap Fund – Class A Shares	National Financial Services(1) 499 Washington Blvd. Jersey City, NJ 07310-1995	35.79%

	Charles Schwab & Co. Inc Special Custody A C FBO Customers(1) 211 Main Street Attn Mutual Funds San Francisco, CA 94105-1905	29.48%

	Morgan Stanley Cust The Exclusive Benefit Of Its Customers(1) 1 New York Plaza, Floor 12 New York, NY 10004-1901	11.85%

	Pershing LLC(1) 1 Pershing Plaza Jersey City, NJ 07399-0002	5.71%

International Small Cap Fund – Class I Shares	City of Los Angeles Trst City of Los Angeles City Hall Employee Benefits Office City Hall Employee Benefits Office 200 North Spring Street, Room 867 Los Angeles, CA 90012-3245	34.42%

	Charles Schwab & Co. Inc Special Custody A C FBO Customers(1) 211 Main Street Attn Mutual Funds San Francisco, CA 94105-1905	27.46%

	National Financial Services Cust The Exclusive Benefit Of Our Customers(1) 499 Washington Blvd., Attn Mutual Funds Dept 4th Fl Jersey City, NJ 07310-1995	12.79%

	UBS WM USA(1) 1000 Harbor Blvd Weehawken, NJ 07086-6761	8.05%

International Small Cap Fund – Class C Shares	Morgan Stanley Cust The Exclusive Benefit Of Its Customers(1) 1 New York Plaza, Floor 12 New York, NY 10004-1901	32.24%

Acquired Fund/Class	Shareholder Name & Address	% held as of April 12, 2024
	Wells Fargo Bank Special Custody Acct For the Exclusive Benefit of Customer(1) 2801 Market Street Saint Louis, MO 63103-2523	13.95%

	Charles Schwab & Co Inc. Special Custody A/C FBO Customers(1) 211 Main Street, ATTN Mutual Funds San Francisco, CA 94105	9.34%

	Pershing LLC(1) 1 Pershing Plaza Jersey City, NJ 07399-0002	7.24%
International Small Cap Fund – Class R6 Shares	National Financial Services Cust The Exclusive Benefit Of Our Customers(1) 499 Washington Blvd., Attn Mutual Funds Dept 4th Fl Jersey City, NJ 07310-1995	38.08%

	Ascensus Trust Company Cust H and M Metal Processing PO Box 10758 Fargo, ND 58106	30.38%

	SEI Private Trust Company C/O Truist Bank 1 Freedom Valley Drive Attn: Mutual Fund Admin Oaks, PA 19456	18.96%

	Ascensus Trust Company Cust DRC Marketing Group Inc 401k PO Box 10758 Fargo, ND 58106	6.54%

Small Cap Fund – Class I Shares	National Financial Services Cust The Exclusive Benefit Of Our Customers(1) 499 Washington Blvd., Attn Mutual Funds Dept 4th Fl Jersey City, NJ 07310-1995	45.05%

	Charles Schwab & Co. Inc Special Custody A C FBO Customers(1) 211 Main Street Attn Mutual Funds San Francisco, CA 94105-1905	22.72%

	Pershing LLC(1) 1 Pershing Plaza Jersey City, NJ 07399-0002	21.33%

Small Cap Fund – Class A Shares	Charles Schwab & Co. Inc Special Custody A C FBO Customers(1) 211 Main Street Attn Mutual Funds San Francisco, CA 94105-1905	70.27%

	Pershing LLC(1) 1 Pershing Plaza Jersey City, NJ 07399-0002	12.77%

	Charles Schwab & Co. Inc Special Custody A C FBO Customers(1) 211 Main Street Attn Mutual Funds San Francisco, CA 94105-1905	9.80%

Acquired Fund/Class	Shareholder Name & Address	% held as of April 12, 2024
Small Cap Fund – Class R6 Shares	Ascensus Trust Company FBO Max Arnold Sons LLC PO Box 10758 Fargo, ND 58106	82.85%

	Mid Atlantic Trust Company FBO Spencer Research Inc 401k 1251 Waterfront Place, Suite 525 Pittsburgh, PA 15222	11.69%

Core Plus Fund – Class I Shares	Wells Fargo Bank Special Custody Acct For the Exclusive Benefit of Customer(1) 2801 Market Street Saint Louis, MO 63103-2523	36.85%

	UBS WM USA Special Custody AC EBOC UBSFI(1) 1000 Harbor Blvd Weehawken, NJ 07086-6761	18.45%

	The Davis Trust 3 Glenn Carlson and Lynne Carlson TR U A 4275 Executive Square, 5th Floor La Jolla, CA 92037	12.84%

	Charles Schwab & Co. Inc Special Custody A C FBO Customers(1) 211 Main Street Attn Mutual Funds San Francisco, CA 94105-1905	11.55%

	Charles Schwab & Co. Inc Special Custody A C FBO Customers(1) 211 Main Street Attn Mutual Funds San Francisco, CA 94105-1905	6.61%

Core Plus Fund – Class A Shares	Wells Fargo Bank Special Custody Acct For the Exclusive Benefit of Customer(1) 2801 Market Street Saint Louis, MO 63103-2523	79.43%

Core Plus Fund – Class R6 Shares	North Attleboro Retirement System 500 E Washington St, 2nd Floor North Attleboro, MA 02760	96.01%

SMART Fund	Wells Fargo Bank Special Custody Acct For the Exclusive Benefit of Customer(1) 2801 Market Street Saint Louis, MO 63103-2523	82.63%

(1)	These shareholders represent the nominee accounts for many individual shareholder accounts; the Funds are not aware of the size or identity of any individual shareholder accounts.

PROXY	PROXY

BRANDES INVESTMENT TRUST

JOINT SPECIAL MEETING OF SHAREHOLDERS TO BE HELD JUNE 13, 2024

4275 EXECUTIVE SQUARE, 5TH FLOOR, LA JOLLA, CALIFORNIA 92037

FUND NAME

The undersigned holder of shares of beneficial interest of the above-referenced fund (the “Fund”), hereby appoints Bonnie Acar and Marsha Otto, and each of them, with full power of substitution and revocation, as proxies to represent the undersigned at the Joint Special Meeting of Shareholders (the “Special Meeting”) of the above-mentioned Fund to be held on June 13, 2024 at 10:00 a.m., Pacific Time, at the offices of Brandes Investment Partners, L.P., 4275 Executive Square, 5th Floor, La Jolla, California 92037, and at any or all adjournments or postponements thereof, and to vote all shares of beneficial interest of the Fund which the undersigned would be entitled to vote, with all powers the undersigned would possess if personally present, in accordance with the instructions on this proxy. The execution of this proxy is not intended to, and does not, revoke any prior proxies or powers of attorney other than the revocation of any proxy previously granted specifically in connection with the voting of the shares subject hereto. This proxy may be revoked at any time prior to the exercise of the powers conferred thereby.

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES. THIS PROXY CARD WILL BE VOTED AS INSTRUCTED. IF NO SPECIFICATION IS MADE AND THE PROXY CARD IS EXECUTED, THE PROXY CARD WILL BE VOTED “FOR” THE PROPOSAL SET FORTH ON THE REVERSE. THE PROXIES ARE AUTHORIZED, IN THEIR DISCRETION, TO VOTE UPON SUCH MATTERS AS MAY COME BEFORE THE SPECIAL MEETING OR ANY ADJOURNMENTS OR POSTPONEMENTS THEREOF.

Receipt of Notice of Meeting and Proxy Statement is hereby acknowledged.	CONTROL #:

SHARES:

Note: Please date and sign exactly as the name appears on this proxy card. When shares are held by joint owners/tenants, at least one holder should sign. When signing in a fiduciary capacity, such as executor, administrator, trustee, attorney, guardian etc., please so indicate. Corporate and partnership proxies should be signed by an authorized person.

Signature(s) (Title(s), if applicable)

Date

PLEASE VOTE VIA THE INTERNET OR TELEPHONE OR MARK, SIGN, DATE AND RETURN THIS PROXY USING THE ENCLOSED ENVELOPE

CONTINUED ON THE REVERSE SIDE

EVERY SHAREHOLDER’S VOTE IS IMPORTANT!

VOTE THIS PROXY CARD TODAY!

THERE ARE 3 EASY WAYS TO VOTE YOUR PROXY:

1.  By Phone: Call Okapi Partners toll-free at: (888) 785-6709 to vote with a live proxy services representative. Representatives are available to take your vote or to answer any questions Monday through Friday 9:00 AM to 9:00 PM (ET) and Saturday 10:00 a.m. to 4:00 p.m. (ET).

OR

2.  By Internet: Refer to your proxy card for the control number and go to: WWW.OKAPIVOTE.COM/BRANDES2024 and follow the simple on-screen instructions.

OR

3.  By Mail: Sign, Date, and Return this proxy card using the enclosed postage-paid envelope.

If possible, please utilize option 1 or 2 to ensure that your vote is received and registered in time for the meeting on

June 13, 2024

THE BOARD OF TRUSTEES RECOMMENDS A VOTE “FOR” PROPOSAL 1 BELOW

FOR	AGAINST	ABSTAIN

1.  To approve an Agreement and Plan of Reorganization by and among the Brandes Investment Trust, on behalf of the above-referenced Fund (the “Acquired Fund”), Datum One Series Trust, on behalf of the corresponding series thereof of the same name (the “Acquiring Fund”), and Brandes Investment Partners, L.P., to reorganize the Acquired Fund into a corresponding shell series of the same name of Datum One Series Trust.

2.  To transact such other business as may properly come before the Joint Special Meeting and any adjournments or postponements thereof.

☐	☐	☐

You may have received more than one proxy card due to multiple investments in the Funds.

PLEASE REMEMBER TO VOTE ALL OF YOUR PROXY CARDS!

PLEASE FOLD ALONG THE PERFORATION, DETACH AND RETURN THE UPPER PORTION IN THE ENCLOSED ENVELOPE.

CONTINUED AND TO BE SIGNED ON REVERSE SIDE

IMPORTANT NOTICE REGARDING THE AVAILABILITY OF PROXY MATERIALS FOR THIS JOINT SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON JUNE 13, 2024

THE PROXY STATEMENT AND THE NOTICE OF JOINT SPECIAL MEETING OF SHAREHOLDERS FOR THIS MEETING ARE AVAILABLE AT: WWW.OKAPIVOTE.COM/BRANDES